UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

EQ PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

SHANE DALY

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 – June 30, 2023

Item 1.	Reports to Stockholders.

Item 1(a):

EQ Premier VIP Trust

Semi-Annual Report

June 30, 2023

EQ Premier VIP Trust

Semi-Annual Report

June 30, 2023

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Fixed Income	79.1%
Equity	20.9

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/Intermediate Government Bond Portfolio	19.3%
EQ/Core Bond Index Portfolio	15.4
EQ/PIMCO Ultra Short Bond Portfolio	9.0
Multimanager Core Bond Portfolio	7.5
EQ/Long-Term Bond Portfolio	7.0
ATM Large Cap Managed Volatility Portfolio	6.7
1290 VT DoubleLine Opportunistic Bond Portfolio	5.8
EQ/Quality Bond PLUS Portfolio	4.8
EQ/Core Plus Bond Portfolio	4.8
1290 Diversified Bond Fund	3.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class A
Actual	$1,000.00	$1,039.60	$2.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.44	2.38
Class B
Actual	1,000.00	1,039.60	2.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.44	2.38
Class K
Actual	1,000.00	1,041.00	1.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.68	1.12

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.47%, 0.47% and 0.22%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.9%)
1290 VT Equity Income Portfolio‡	717,204	$3,517,096
1290 VT GAMCO Small Company Value Portfolio‡	21,519	1,529,616
1290 VT Micro Cap Portfolio‡	214,925	1,867,190
ATM International Managed Volatility Portfolio‡	1,016,739	10,492,869
ATM Large Cap Managed Volatility Portfolio‡	3,595,067	52,715,167
ATM Mid Cap Managed Volatility Portfolio‡	1,973,255	15,221,023
ATM Small Cap Managed Volatility Portfolio‡	511,375	5,243,645
EQ/AB Small Cap Growth Portfolio‡	241,424	3,827,530
EQ/American Century Mid Cap Value Portfolio‡	130,847	2,890,544
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	844,737	8,002,907
EQ/Global Equity Managed Volatility Portfolio‡	238,973	3,814,030
EQ/International Core Managed Volatility Portfolio‡	230,457	2,503,638
EQ/International Equity Index Portfolio‡	68,367	718,969
EQ/International Value Managed Volatility Portfolio‡	281,176	3,779,563
EQ/Janus Enterprise Portfolio*‡	303,898	6,633,241
EQ/JPMorgan Value Opportunities Portfolio‡	189,292	3,605,448
EQ/Large Cap Core Managed Volatility Portfolio‡	956,902	10,482,166
EQ/Large Cap Growth Index Portfolio‡	75,506	1,591,701
EQ/Large Cap Value Managed Volatility Portfolio‡	303,489	5,444,648
EQ/Loomis Sayles Growth Portfolio*‡	606,324	5,975,125
EQ/MFS International Growth Portfolio‡	513,765	3,874,739
EQ/Morgan Stanley Small Cap Growth Portfolio‡	276,711	1,969,414
EQ/T. Rowe Price Growth Stock Portfolio*‡	66,536	4,154,585
EQ/Value Equity Portfolio‡	179,664	3,616,425

Total Equity		163,471,279

Fixed Income (79.0%)
1290 Diversified Bond Fund‡	3,488,695	30,805,174
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,257,186	45,607,787
1290 VT High Yield Bond Portfolio‡	1,433,921	12,427,853
EQ/Core Bond Index Portfolio‡	13,203,436	120,227,068
EQ/Core Plus Bond Portfolio‡	10,666,116	37,180,007
EQ/Intermediate Government Bond Portfolio‡	15,894,002	150,961,631
EQ/Long-Term Bond Portfolio‡	7,640,597	54,890,592
EQ/PIMCO Ultra Short Bond Portfolio‡	7,106,033	70,007,827
EQ/Quality Bond PLUS Portfolio‡	4,899,788	37,544,812
Multimanager Core Bond Portfolio‡	6,890,039	58,490,055

Total Fixed Income		618,142,806

Total Investments in Securities (99.9%) (Cost $811,706,458)		781,614,085
Other Assets Less Liabilities (0.1%)		1,171,737

Net Assets (100%)		$782,785,822

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	717,204	4,287,107	43,704	(761,568)	81,411	(133,558)	3,517,096	—	—
1290 VT GAMCO Small Company Value Portfolio	21,519	1,339,130	—	—	—	190,486	1,529,616	—	—
1290 VT Micro Cap Portfolio	214,925	1,886,023	14,568	(153,856)	(774)	121,229	1,867,190	—	—
ATM International Managed Volatility Portfolio	1,016,739	12,409,311	72,839	(3,314,280)	277,623	1,047,376	10,492,869	—	—
ATM Large Cap Managed Volatility Portfolio	3,595,067	49,363,153	393,333	(4,854,114)	725,590	7,087,205	52,715,167	—	—
ATM Mid Cap Managed Volatility Portfolio	1,973,255	14,957,407	101,976	(1,076,993)	775	1,237,858	15,221,023	—	—
ATM Small Cap Managed Volatility Portfolio	511,375	5,351,031	29,135	(557,712)	13,626	407,565	5,243,645	—	—
EQ/AB Small Cap Growth Portfolio	241,424	3,580,819	14,568	(153,856)	2,976	383,023	3,827,530	—	—
EQ/American Century Mid Cap Value Portfolio	130,847	3,430,968	14,567	(653,856)	1,968	96,897	2,890,544	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/ClearBridge Select Equity Managed Volatility Portfolio	844,737	8,234,170	58,271	(1,615,424)	(194,647)	1,520,537	8,002,907	—	—
EQ/Global Equity Managed Volatility Portfolio	238,973	4,289,745	29,136	(1,067,712)	(1,439)	564,300	3,814,030	—	—
EQ/International Core Managed Volatility Portfolio	230,457	2,927,045	29,137	(777,712)	128,662	196,506	2,503,638	—	—
EQ/International Equity Index Portfolio	68,367	633,603	—	—	—	85,366	718,969	—	—
EQ/International Value Managed Volatility Portfolio	281,176	4,191,333	29,135	(1,017,712)	129,371	447,436	3,779,563	—	—
EQ/Janus Enterprise Portfolio*	303,898	6,144,323	29,135	(307,712)	820	766,675	6,633,241	—	—
EQ/JPMorgan Value Opportunities Portfolio	189,292	4,189,291	43,702	(811,568)	128,366	55,657	3,605,448	—	—
EQ/Large Cap Core Managed Volatility Portfolio	956,902	12,201,624	87,407	(3,523,136)	1,497,326	218,945	10,482,166	—	—
EQ/Large Cap Growth Index Portfolio	75,506	1,237,662	—	—	—	354,039	1,591,701	—	—
EQ/Large Cap Value Managed Volatility Portfolio	303,489	5,627,233	58,271	(615,424)	68,878	305,690	5,444,648	—	—
EQ/Loomis Sayles Growth Portfolio*	606,324	5,393,011	29,136	(1,097,712)	125,972	1,524,718	5,975,125	—	—
EQ/MFS International Growth Portfolio	513,765	4,826,960	29,135	(1,532,712)	222,633	328,723	3,874,739	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	276,711	1,787,250	14,568	(303,856)	(16,688)	488,140	1,969,414	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	66,536	3,232,466	14,567	(153,856)	(968)	1,062,376	4,154,585	—	—
EQ/Value Equity Portfolio	179,664	3,883,303	43,704	(611,568)	196,548	104,438	3,616,425	—	—
Fixed Income
1290 Diversified Bond Fund	3,488,695	26,886,513	4,498,721	—	—	(580,060)	30,805,174	648,722	—
1290 VT DoubleLine Opportunistic Bond Portfolio	5,257,186	45,582,027	2,235,062	(3,538,690)	(117,066)	1,446,454	45,607,787	—	—
1290 VT High Yield Bond Portfolio	1,433,921	12,129,835	447,838	(769,280)	(481)	619,941	12,427,853	—	—
EQ/Core Bond Index Portfolio	13,203,436	127,917,416	976,048	(10,308,357)	(39,920)	1,681,881	120,227,068	—	—
EQ/Core Plus Bond Portfolio	10,666,116	38,015,592	1,462,226	(2,769,412)	(94,932)	566,533	37,180,007	—	—
EQ/Intermediate Government Bond Portfolio	15,894,002	161,695,537	1,296,541	(13,693,190)	(177,896)	1,840,639	150,961,631	—	—
EQ/Long-Term Bond Portfolio	7,640,597	56,988,194	2,097,283	(6,308,099)	(1,443,997)	3,557,211	54,890,592	—	—
EQ/PIMCO Ultra Short Bond Portfolio	7,106,033	72,017,645	407,900	(4,307,970)	(17,535)	1,907,787	70,007,827	—	—
EQ/Quality Bond PLUS Portfolio	4,899,788	38,937,327	1,026,790	(2,923,265)	(171,783)	675,743	37,544,812	—	—
Multimanager Core Bond Portfolio	6,890,039	58,606,390	3,964,768	(4,461,826)	(339,485)	720,208	58,490,055	761,617	—

Total		804,180,444	19,593,171	(74,042,428)	984,934	30,897,964	781,614,085	1,410,339	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$30,805,174	$750,808,911	$—	$781,614,085

Total Assets	$30,805,174	$750,808,911	$—	$781,614,085

Total Liabilities	$—	$—	$—	$—

Total	$30,805,174	$750,808,911	$—	$781,614,085

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,593,171
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$74,042,428

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,603,873
Aggregate gross unrealized depreciation	(78,173,652)

Net unrealized depreciation	$(31,569,779)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$813,183,864

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $811,706,458)	$781,614,085
Cash	1,081,672
Receivable for Portfolio shares sold	265,766
Receivable for securities sold	218,406
Dividends, interest and other receivables	144,316
Other assets	9,054

Total assets	783,333,299

LIABILITIES
Payable for Portfolio shares repurchased	214,848
Distribution fees payable – Class B	157,676
Administrative fees payable	82,402
Investment management fees payable	26,604
Distribution fees payable – Class A	2,111
Accrued expenses	63,836

Total liabilities	547,477

NET ASSETS	$782,785,822

Net assets were comprised of:
Paid in capital	$809,938,681
Total distributable earnings (loss)	(27,152,859)

Net assets	$782,785,822

Class A
Net asset value, offering and redemption price per share, $10,202,558 / 1,255,038 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.13

Class B
Net asset value, offering and redemption price per share, $765,232,583 / 94,073,342 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.13

Class K
Net asset value, offering and redemption price per share, $7,350,681 / 905,196 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,410,339
Interest	20,000

Total income	1,430,339

EXPENSES
Distribution fees – Class B	969,999
Administrative fees	507,385
Investment management fees	396,761
Custodian fees	99,179
Professional fees	36,633
Printing and mailing expenses	36,502
Trustees’ fees	13,924
Distribution fees – Class A	12,613
Miscellaneous	7,300

Gross expenses	2,080,296
Less: Waiver from investment manager	(207,807)

Net expenses	1,872,489

NET INVESTMENT INCOME (LOSS)	(442,150)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	984,934
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	30,897,964

NET REALIZED AND UNREALIZED GAIN (LOSS)	31,882,898

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,440,748

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(442,150)	$11,524,544
Net realized gain (loss)	984,934	5,998,266
Net change in unrealized appreciation (depreciation)	30,897,964	(145,297,048)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,440,748	(127,774,238)

Distributions to shareholders:
Class A	—	(604,287)
Class B	—	(43,005,262)
Class K	—	(429,284)

Total distributions to shareholders	—	(44,038,833)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 94,553 and 149,825 shares, respectively ]	759,146	1,296,320
Capital shares issued in reinvestment of dividends and distributions [ 0 and 76,981 shares, respectively ]	—	604,287
Capital shares repurchased [ (140,921) and (545,390) shares, respectively]	(1,129,858)	(4,503,489)

Total Class A transactions	(370,712)	(2,602,882)

Class B
Capital shares sold [ 3,694,608 and 11,662,359 shares, respectively ]	29,763,969	100,274,302
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,474,341 shares, respectively ]	—	43,005,262
Capital shares repurchased [ (10,265,104) and (24,600,500) shares, respectively]	(82,517,944)	(209,909,567)

Total Class B transactions	(52,753,975)	(66,630,003)

Class K
Capital shares sold [ 24,517 and 219,238 shares, respectively ]	196,691	1,835,559
Capital shares issued in reinvestment of dividends and distributions [ 0 and 54,726 shares, respectively ]	—	429,284
Capital shares repurchased [ (76,299) and (251,365) shares, respectively]	(612,377)	(2,131,363)

Total Class K transactions	(415,686)	133,480

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(53,540,373)	(69,099,405)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,099,625)	(240,912,476)
NET ASSETS:
Beginning of period	804,885,447	1,045,797,923

End of period	$782,785,822	$804,885,447

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class A			2022		2021		2020		2019		2018
Net asset value, beginning of period	$7.82		$9.45		$9.68		$9.41		$8.94		$9.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.09		0.08		0.09		0.14		0.13
Net realized and unrealized gain (loss)	0.31		(1.29)		0.19		0.58		0.69		(0.28)

Total from investment operations	0.31		(1.20)		0.27		0.67		0.83		(0.15)

Less distributions:
Dividends from net investment income	—		(0.12)		(0.14)		(0.17)		(0.16)		(0.14)
Distributions from net realized gains	—		(0.31)		(0.36)		(0.23)		(0.20)		(0.23)

Total dividends and distributions	—		(0.43)		(0.50)		(0.40)		(0.36)		(0.37)

Net asset value, end of period	$8.13		$7.82		$9.45		$9.68		$9.41		$8.94

Total return (b)	3.96%		(12.62)%		2.81%		7.24%		9.26%		(1.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,203		$10,173		$15,301		$15,719		$19,285		$20,046
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47	%(j)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.48	%(j)	0.47	%(j)
Before waivers (a)(f)	0.53%		0.51%		0.50%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.11)%		1.11%		0.73%		0.97%		1.51%		1.40%
Before waivers (a)(f)(x)	(0.17)%		1.07%		0.70%		0.93%		1.48%		1.35%
Portfolio turnover rate^	2	%(z)	9%		26%		20%		12%		12%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class B			2022		2021		2020		2019		2018
Net asset value, beginning of period	$7.82		$9.45		$9.69		$9.41		$8.94		$9.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.11		0.08		0.10		0.14		0.12
Net realized and unrealized gain (loss)	0.31		(1.31)		0.18		0.58		0.69		(0.27)

Total from investment operations	0.31		(1.20)		0.26		0.68		0.83		(0.15)

Less distributions:
Dividends from net investment income	—		(0.12)		(0.14)		(0.17)		(0.16)		(0.14)
Distributions from net realized gains	—		(0.31)		(0.36)		(0.23)		(0.20)		(0.23)

Total dividends and distributions	—		(0.43)		(0.50)		(0.40)		(0.36)		(0.37)

Net asset value, end of period	$8.13		$7.82		$9.45		$9.69		$9.41		$8.94

Total return (b)	3.96%		(12.62)%		2.70%		7.35%		9.25%		(1.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$765,233		$787,249		$1,021,690		$1,099,239		$1,009,701		$1,022,384
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47	%(j)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.48	%(j)	0.47	%(j)
Before waivers (a)(f)	0.53%		0.51%		0.50%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.11)%		1.28%		0.73%		1.02%		1.49%		1.33%
Before waivers (a)(f)(x)	(0.17)%		1.25%		0.70%		0.97%		1.45%		1.28%
Portfolio turnover rate^	2	%(z)	9%		26%		20%		12%		12%

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021		2020		2019		2018
Net asset value, beginning of period	$7.80		$9.43		$9.67		$9.39		$8.92		$9.44

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01	†	0.14		0.09		0.13		0.18		0.16
Net realized and unrealized gain (loss)	0.31		(1.32)		0.19		0.58		0.67		(0.28)

Total from investment operations	0.32		(1.18)		0.28		0.71		0.85		(0.12)

Less distributions:
Dividends from net investment income	—		(0.14)		(0.16)		(0.20)		(0.18)		(0.17)
Distributions from net realized gains	—		(0.31)		(0.36)		(0.23)		(0.20)		(0.23)

Total dividends and distributions	—		(0.45)		(0.52)		(0.43)		(0.38)		(0.40)

Net asset value, end of period	$8.12		$7.80		$9.43		$9.67		$9.39		$8.92

Total return (b)	4.10%		(12.42)%		2.97%		7.63%		9.54%		(1.34)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,351		$7,464		$8,807		$11,102		$10,598		$9,246
Ratio of expenses to average net assets:
After waivers (a)(f)	0.22	%(j)	0.23	%(j)	0.23	%(j)	0.22	%(j)	0.23	%(j)	0.22	%(j)
Before waivers (a)(f)	0.28%		0.26%		0.26%		0.27%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.14%		1.60%		0.89%		1.32%		1.89%		1.69%
Before waivers (a)(f)(x)	0.08%		1.57%		0.87%		1.27%		1.85%		1.64%
Portfolio turnover rate^	2	%(z)	9%		26%		20%		12%		12%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Fixed Income	58.8%
Equity	41.2

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/Intermediate Government Bond Portfolio	13.3%
ATM Large Cap Managed Volatility Portfolio	11.4
EQ/Core Bond Index Portfolio	9.9
EQ/Long-Term Bond Portfolio	7.9
EQ/PIMCO Ultra Short Bond Portfolio	5.9
Multimanager Core Bond Portfolio	5.9
1290 VT DoubleLine Opportunistic Bond Portfolio	4.4
EQ/Quality Bond PLUS Portfolio	3.9
ATM International Managed Volatility Portfolio	3.8
EQ/Core Plus Bond Portfolio	3.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class A
Actual	$1,000.00	$1,062.20	$2.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.19	2.63
Class B
Actual	1,000.00	1,060.80	2.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.19	2.63
Class K
Actual	1,000.00	1,063.50	1.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.43	1.38

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.2%)
1290 VT Equity Income Portfolio‡	1,701,776	$8,345,336
1290 VT GAMCO Small Company Value Portfolio‡	65,499	4,655,803
1290 VT Micro Cap Portfolio‡	506,192	4,397,605
1290 VT Small Cap Value Portfolio‡	399,358	4,317,350
ATM International Managed Volatility Portfolio‡	3,266,884	33,714,624
ATM Large Cap Managed Volatility Portfolio‡	6,973,305	102,250,915
ATM Mid Cap Managed Volatility Portfolio‡	3,118,912	24,058,234
ATM Small Cap Managed Volatility Portfolio‡	2,199,109	22,549,674
EQ/AB Small Cap Growth Portfolio‡	772,377	12,245,251
EQ/American Century Mid Cap Value Portfolio‡	154,078	3,403,728
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,547,816	14,663,778
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	211,063	2,866,806
EQ/Global Equity Managed Volatility Portfolio‡	754,472	12,041,426
EQ/International Core Managed Volatility Portfolio‡	730,247	7,933,247
EQ/International Equity Index Portfolio‡	93,426	982,504
EQ/International Value Managed Volatility Portfolio‡	887,302	11,927,108
EQ/Janus Enterprise Portfolio*‡	526,605	11,494,300
EQ/JPMorgan Value Opportunities Portfolio‡	444,316	8,462,914
EQ/Large Cap Core Managed Volatility Portfolio‡	1,782,810	19,529,396
EQ/Large Cap Growth Index Portfolio‡	84,057	1,771,957
EQ/Large Cap Value Managed Volatility Portfolio‡	659,639	11,834,066
EQ/Loomis Sayles Growth Portfolio*‡	1,022,445	10,075,862
EQ/MFS International Growth Portfolio‡	1,707,007	12,874,000
EQ/Morgan Stanley Small Cap Growth Portfolio‡	890,255	6,336,151
EQ/T. Rowe Price Growth Stock Portfolio*‡	128,723	8,037,565
EQ/Value Equity Portfolio‡	418,397	8,421,863

Total Equity		369,191,463

Fixed Income (58.8%)
1290 Diversified Bond Fund‡	2,962,920	26,162,584
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,536,704	39,357,377
1290 VT High Yield Bond Portfolio‡	1,214,712	10,527,962
EQ/Core Bond Index Portfolio‡	9,791,702	89,160,699
EQ/Core Plus Bond Portfolio‡	9,114,358	31,770,880
EQ/Intermediate Government Bond Portfolio‡	12,586,224	119,544,279
EQ/Long-Term Bond Portfolio‡	9,791,430	70,342,327
EQ/PIMCO Ultra Short Bond Portfolio‡	5,362,139	52,827,183
EQ/Quality Bond PLUS Portfolio‡	4,593,381	35,196,959
Multimanager Core Bond Portfolio‡	6,196,503	52,602,577

Total Fixed Income		527,492,827

Total Investments in Securities (100.0%) (Cost $866,876,865)		896,684,290
Other Assets Less Liabilities (0.0%)†		362,406

Net Assets (100%)		$897,046,696

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	1,701,776	9,117,712	25,073	(683,583)	(5,485)	(108,381)	8,345,336	—	—
1290 VT GAMCO Small Company Value Portfolio	65,499	4,516,207	12,536	(491,792)	231,371	387,481	4,655,803	—	—
1290 VT Micro Cap Portfolio	506,192	4,396,699	12,536	(291,792)	(2,072)	282,234	4,397,605	—	—
1290 VT Small Cap Value Portfolio	399,358	4,848,551	12,536	(441,792)	3,360	(105,305)	4,317,350	—	—
ATM International Managed Volatility Portfolio	3,266,884	37,149,090	87,753	(7,542,540)	(78,292)	4,098,613	33,714,624	—	—
ATM Large Cap Managed Volatility Portfolio	6,973,305	94,182,266	275,801	(7,219,413)	986,149	14,026,112	102,250,915	—	—
ATM Mid Cap Managed Volatility Portfolio	3,118,912	23,503,041	62,681	(1,458,957)	1,677	1,949,792	24,058,234	—	—
ATM Small Cap Managed Volatility Portfolio	2,199,109	22,370,430	68,950	(1,604,853)	6,218	1,708,929	22,549,674	—	—
EQ/AB Small Cap Growth Portfolio	772,377	11,694,825	31,341	(729,479)	13,611	1,234,953	12,245,251	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/American Century Mid Cap Value Portfolio	154,078	3,743,516	6,268	(445,896)	5,895	93,945	3,403,728	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,547,816	14,628,646	37,609	(2,375,375)	(521,004)	2,893,902	14,663,778	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	211,063	2,965,132	12,537	(291,792)	(12,305)	193,234	2,866,806	—	—
EQ/Global Equity Managed Volatility Portfolio	754,472	12,888,122	31,340	(2,619,479)	(144,688)	1,886,131	12,041,426	—	—
EQ/International Core Managed Volatility Portfolio	730,247	9,228,435	25,073	(2,343,583)	699,940	323,382	7,933,247	—	—
EQ/International Equity Index Portfolio	93,426	1,420,717	—	(600,000)	229,565	(67,778)	982,504	—	—
EQ/International Value Managed Volatility Portfolio	887,302	12,491,474	37,610	(2,345,375)	88,926	1,654,473	11,927,108	—	—
EQ/Janus Enterprise Portfolio*	526,605	10,586,939	18,805	(437,687)	14,717	1,311,526	11,494,300	—	—
EQ/JPMorgan Value Opportunities Portfolio	444,316	8,788,532	25,074	(733,583)	20,712	362,179	8,462,914	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,782,810	19,128,664	62,681	(2,458,957)	902,111	1,894,897	19,529,396	—	—
EQ/Large Cap Growth Index Portfolio	84,057	1,535,859	—	(199,999)	14,147	421,950	1,771,957	—	—
EQ/Large Cap Value Managed Volatility Portfolio	659,639	12,003,111	43,876	(1,021,270)	380,986	427,363	11,834,066	—	—
EQ/Loomis Sayles Growth Portfolio*	1,022,445	9,067,956	25,073	(1,783,583)	190,024	2,576,392	10,075,862	—	—
EQ/MFS International Growth Portfolio	1,707,007	14,570,702	37,610	(3,455,375)	438,514	1,282,549	12,874,000	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	890,255	5,703,345	25,073	(883,583)	(30,013)	1,521,329	6,336,151	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	128,723	6,261,775	12,537	(291,792)	233	2,054,812	8,037,565	—	—
EQ/Value Equity Portfolio	418,397	8,784,071	25,073	(1,083,583)	379,499	316,803	8,421,863	—	—
Fixed Income
1290 Diversified Bond Fund	2,962,920	23,258,611	3,420,190	—	—	(516,217)	26,162,584	570,190	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,536,704	39,089,867	1,601,559	(2,480,228)	(6,675)	1,152,854	39,357,377	—	—
1290 VT High Yield Bond Portfolio	1,214,712	10,285,411	300,073	(583,583)	(321)	526,382	10,527,962	—	—
EQ/Core Bond Index Portfolio	9,791,702	91,996,769	2,844,604	(6,857,100)	5,647	1,170,779	89,160,699	—	—
EQ/Core Plus Bond Portfolio	9,114,358	33,174,842	212,755	(2,042,540)	(204,170)	629,993	31,770,880	—	—
EQ/Intermediate Government Bond Portfolio	12,586,224	123,170,755	4,017,359	(8,899,641)	(72,401)	1,328,207	119,544,279	—	—
EQ/Long-Term Bond Portfolio	9,791,430	70,093,539	3,450,727	(5,835,830)	(1,046,443)	3,680,334	70,342,327	—	—
EQ/PIMCO Ultra Short Bond Portfolio	5,362,139	54,195,164	125,363	(2,917,915)	(109,146)	1,533,717	52,827,183	—	—
EQ/Quality Bond PLUS Portfolio	4,593,381	34,386,553	2,407,755	(2,042,540)	(17,110)	462,301	35,196,959	—	—
Multimanager Core Bond Portfolio	6,196,503	50,918,345	4,435,134	(3,063,811)	17,600	295,309	52,602,577	683,289	—

Total		896,145,673	23,830,965	(78,558,301)	2,380,777	52,885,176	896,684,290	1,253,479	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$26,162,584	$870,521,706	$—	$896,684,290

Total Assets	$26,162,584	$870,521,706	$—	$896,684,290

Total Liabilities	$—	$—	$—	$—

Total	$26,162,584	$870,521,706	$—	$896,684,290

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,830,965
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$78,558,301

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,532,636
Aggregate gross unrealized depreciation	(82,926,731)

Net unrealized appreciation	$28,605,905

Federal income tax cost of investments in securities and derivative instruments, if applicable	$868,078,385

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $866,876,865)	$896,684,290
Cash	1,152,125
Receivable for securities sold	247,964
Receivable for Portfolio shares sold	214,163
Dividends, interest and other receivables	129,787
Other assets	10,228

Total assets	898,438,557

LIABILITIES
Payable for Portfolio shares repurchased	975,551
Distribution fees payable – Class B	176,654
Administrative fees payable	94,031
Investment management fees payable	73,626
Distribution fees payable – Class A	3,163
Accrued expenses	68,836

Total liabilities	1,391,861

NET ASSETS	$897,046,696

Net assets were comprised of:
Paid in capital	$856,725,729
Total distributable earnings (loss)	40,320,967

Net assets	$897,046,696

Class A
Net asset value, offering and redemption price per share, $14,377,743 / 1,753,852 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.20

Class B
Net asset value, offering and redemption price per share, $861,787,633 / 105,041,343 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.20

Class K
Net asset value, offering and redemption price per share, $20,881,320 / 2,542,990 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.21

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,253,479
Interest	22,053

Total income	1,275,532

EXPENSES
Distribution fees – Class B	1,075,549
Administrative fees	573,094
Investment management fees	448,145
Custodian fees	106,419
Printing and mailing expenses	40,677
Professional fees	38,739
Distribution fees – Class A	18,989
Trustees’ fees	15,686
Miscellaneous	8,261

Total expenses	2,325,559

NET INVESTMENT INCOME (LOSS)	(1,050,027)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,380,777
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	52,885,176

NET REALIZED AND UNREALIZED GAIN (LOSS)	55,265,953

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,215,926

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,050,027)	$11,218,718
Net realized gain (loss)	2,380,777	18,451,461
Net change in unrealized appreciation (depreciation)	52,885,176	(199,538,780)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,215,926	(169,868,601)

Distributions to shareholders:
Class A	—	(1,251,482)
Class B	—	(75,212,485)
Class K	—	(1,863,035)

Total distributions to shareholders	—	(78,327,002)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 170,462 and 240,294 shares, respectively ]	1,368,938	2,160,576
Capital shares issued in reinvestment of dividends and distributions [ 0 and 161,750 shares, respectively ]	—	1,251,482
Capital shares repurchased [ (286,959) and (558,658) shares, respectively]	(2,330,807)	(4,913,383)

Total Class A transactions	(961,869)	(1,501,325)

Class B
Capital shares sold [ 2,355,622 and 4,920,316 shares, respectively ]	18,891,033	43,077,714
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,713,577 shares, respectively ]	—	75,212,485
Capital shares repurchased [ (8,840,106) and (20,320,188) shares, respectively]	(70,875,475)	(176,308,212)

Total Class B transactions	(51,984,442)	(58,018,013)

Class K
Capital shares sold [ 42,851 and 96,599 shares, respectively ]	345,679	853,781
Capital shares issued in reinvestment of dividends and distributions [ 0 and 240,285 shares, respectively ]	—	1,863,035
Capital shares repurchased [ (198,782) and (639,308) shares, respectively]	(1,584,357)	(5,729,629)

Total Class K transactions	(1,238,678)	(3,012,813)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(54,184,989)	(62,532,151)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,937	(310,727,754)
NET ASSETS:
Beginning of period	897,015,759	1,207,743,513

End of period	$897,046,696	$897,015,759

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class A			2022		2021		2020		2019		2018
Net asset value, beginning of period	$7.72		$9.87		$10.00		$9.73		$9.04		$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.09		0.07		0.09		0.13		0.12
Net realized and unrealized gain (loss)	0.49		(1.53)		0.59		0.87		1.08		(0.47)

Total from investment operations	0.48		(1.44)		0.66		0.96		1.21		(0.35)

Less distributions:
Dividends from net investment income	—		(0.11)		(0.22)		(0.20)		(0.16)		(0.15)
Distributions from net realized gains	—		(0.60)		(0.57)		(0.49)		(0.36)		(0.41)

Total dividends and distributions	—		(0.71)		(0.79)		(0.69)		(0.52)		(0.56)

Net asset value, end of period	$8.20		$7.72		$9.87		$10.00		$9.73		$9.04

Total return (b)	6.22%		(14.53)%		6.66%		10.08%		13.45%		(3.63)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,378		$14,440		$20,012		$18,637		$18,127		$16,418
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.51	%(k)	0.50	%(m)	0.52	%(j)	0.52	%(n)	0.53	%(o)
Before waivers (a)(f)	0.52%		0.51%		0.50%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.24)%		1.07%		0.72%		0.88%		1.38%		1.18%
Before waivers (a)(f)(x)	(0.24)%		1.07%		0.72%		0.88%		1.38%		1.18%
Portfolio turnover rate^	3	%(z)	10%		27%		23%		13%		14%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class B			2022		2021		2020		2019		2018
Net asset value, beginning of period	$7.73		$9.88		$10.00		$9.74		$9.05		$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.10		0.07		0.09		0.13		0.11
Net realized and unrealized gain (loss)	0.48		(1.54)		0.60		0.86		1.08		(0.46)

Total from investment operations	0.47		(1.44)		0.67		0.95		1.21		(0.35)

Less distributions:
Dividends from net investment income	—		(0.11)		(0.22)		(0.20)		(0.16)		(0.15)
Distributions from net realized gains	—		(0.60)		(0.57)		(0.49)		(0.36)		(0.41)

Total dividends and distributions	—		(0.71)		(0.79)		(0.69)		(0.52)		(0.56)

Net asset value, end of period	$8.20		$7.73		$9.88		$10.00		$9.74		$9.05

Total return (b)	6.08%		(14.52)%		6.76%		9.96%		13.43%		(3.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$861,788		$861,730		$1,158,085		$1,178,676		$1,178,433		$1,144,990
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.51	%(k)	0.50	%(m)	0.52	%(j)	0.52	%(n)	0.53	%(o)
Before waivers (a)(f)	0.52%		0.51%		0.50%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.24)%		1.11%		0.66%		0.87%		1.36%		1.16%
Before waivers (a)(f)(x)	(0.24)%		1.11%		0.66%		0.87%		1.36%		1.16%
Portfolio turnover rate^	3	%(z)	10%		27%		23%		13%		14%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$7.72		$9.88		$10.00		$9.74		$9.04		$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.09		0.11		0.16		0.13
Net realized and unrealized gain (loss)	0.49		(1.55)		0.60		0.87		1.08		(0.46)

Total from investment operations	0.49		(1.43)		0.69		0.98		1.24		(0.33)

Less distributions:
Dividends from net investment income	—		(0.13)		(0.24)		(0.23)		(0.18)		(0.17)
Distributions from net realized gains	—		(0.60)		(0.57)		(0.49)		(0.36)		(0.41)

Total dividends and distributions	—		(0.73)		(0.81)		(0.72)		(0.54)		(0.58)

Net asset value, end of period	$8.21		$7.72		$9.88		$10.00		$9.74		$9.04

Total return (b)	6.35%		(14.40)%		7.02%		10.22%		13.83%		(3.38)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,881		$20,846		$29,647		$30,048		$28,781		$27,328
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.26	%(k)	0.25	%(m)	0.27	%(j)	0.27	%(n)	0.28	%(o)
Before waivers (a)(f)	0.27%		0.26%		0.25%		0.27%		0.27%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.01%		1.36%		0.92%		1.15%		1.61%		1.29%
Before waivers (a)(f)(x)	0.01%		1.36%		0.92%		1.15%		1.61%		1.29%
Portfolio turnover rate^	3	%(z)	10%		27%		23%		13%		14%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.07% for Class A, 1.07% for Class B and 0.82% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class A, 1.06% for Class B and 0.81% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	51.2%
Fixed Income	48.8

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
ATM Large Cap Managed Volatility Portfolio	12.3%
EQ/Intermediate Government Bond Portfolio	10.4
EQ/Core Bond Index Portfolio	7.8
EQ/Long-Term Bond Portfolio	7.7
ATM International Managed Volatility Portfolio	6.0
Multimanager Core Bond Portfolio	4.9
EQ/PIMCO Ultra Short Bond Portfolio	4.7
ATM Small Cap Managed Volatility Portfolio	4.0
1290 VT DoubleLine Opportunistic Bond Portfolio	3.6
EQ/Quality Bond PLUS Portfolio	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class A
Actual	$1,000.00	$1,073.00	$2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.35	2.47
Class B
Actual	1,000.00	1,072.90	2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.35	2.47
Class K
Actual	1,000.00	1,073.90	1.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.59	1.21

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.2%)
1290 VT Equity Income Portfolio‡	13,127,252	$64,374,723
1290 VT GAMCO Small Company Value Portfolio‡	739,159	52,541,269
1290 VT Micro Cap Portfolio‡	4,334,207	37,653,934
1290 VT Small Cap Value Portfolio‡	3,666,881	39,641,687
ATM International Managed Volatility Portfolio‡	33,005,599	340,621,609
ATM Large Cap Managed Volatility Portfolio‡	47,353,360	694,351,463
ATM Mid Cap Managed Volatility Portfolio‡	12,433,198	95,905,488
ATM Small Cap Managed Volatility Portfolio‡	21,844,181	223,990,298
EQ/AB Small Cap Growth Portfolio‡	7,892,368	125,125,469
EQ/American Century Mid Cap Value Portfolio‡	1,009,155	22,293,252
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	11,286,286	106,924,554
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,579,745	35,039,926
EQ/Global Equity Managed Volatility Portfolio‡	7,491,739	119,568,640
EQ/International Core Managed Volatility Portfolio‡	7,360,269	79,960,337
EQ/International Equity Index Portfolio‡	644,747	6,780,374
EQ/International Value Managed Volatility Portfolio‡	8,883,103	119,406,639
EQ/Janus Enterprise Portfolio*‡	1,869,380	40,803,297
EQ/JPMorgan Value Opportunities Portfolio‡	3,443,801	65,594,244
EQ/Large Cap Core Managed Volatility Portfolio‡	12,899,042	141,299,677
EQ/Large Cap Growth Index Portfolio‡	363,736	7,667,713
EQ/Large Cap Value Managed Volatility Portfolio‡	4,971,416	89,188,246
EQ/Loomis Sayles Growth Portfolio*‡	7,218,884	71,139,768
EQ/MFS International Growth Portfolio‡	17,430,865	131,461,078
EQ/Morgan Stanley Small Cap Growth Portfolio‡	8,875,042	63,165,742
EQ/T. Rowe Price Growth Stock Portfolio*‡	863,224	53,900,443
EQ/Value Equity Portfolio‡	3,273,427	65,890,344

Total Equity		2,894,290,214

Fixed Income (48.7%)
1290 Diversified Bond Fund‡	15,487,726	136,756,621
1290 VT DoubleLine Opportunistic Bond Portfolio‡	23,665,617	205,306,876
1290 VT High Yield Bond Portfolio‡	6,336,129	54,915,495
EQ/Core Bond Index Portfolio‡	48,561,929	442,192,335
EQ/Core Plus Bond Portfolio‡	47,580,033	165,854,745
EQ/Intermediate Government Bond Portfolio‡	61,960,963	588,506,799
EQ/Long-Term Bond Portfolio‡	60,586,920	435,260,744
EQ/PIMCO Ultra Short Bond Portfolio‡	26,879,852	264,817,223
EQ/Quality Bond PLUS Portfolio‡	24,346,648	186,557,125
Multimanager Core Bond Portfolio‡	32,301,848	274,212,799

Total Fixed Income		2,754,380,762

Total Investments in Securities (99.9%) (Cost $5,285,572,247)		5,648,670,976
Other Assets Less Liabilities (0.1%)		5,266,126

Net Assets (100%)		$5,653,937,102

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	13,127,252	69,092,136	—	(3,843,616)	(122,359)	(751,438)	64,374,723	—	—
1290 VT GAMCO Small Company Value Portfolio	739,159	53,353,115	—	(8,074,892)	3,803,917	3,459,129	52,541,269	—	—
1290 VT Micro Cap Portfolio	4,334,207	37,572,786	—	(2,306,170)	(6,593)	2,393,911	37,653,934	—	—
1290 VT Small Cap Value Portfolio	3,666,881	42,957,478	—	(2,306,169)	(62,520)	(947,102)	39,641,687	—	—
ATM International Managed Volatility Portfolio	33,005,599	357,900,322	—	(56,580,628)	(90,459)	39,392,374	340,621,609	—	—
ATM Large Cap Managed Volatility Portfolio	47,353,360	631,093,151	—	(37,667,423)	(2,208,774)	103,134,509	694,351,463	—	—
ATM Mid Cap Managed Volatility Portfolio	12,433,198	92,054,000	—	(3,843,615)	4,007	7,691,096	95,905,488	—	—
ATM Small Cap Managed Volatility Portfolio	21,844,181	220,166,761	—	(13,068,290)	138,654	16,753,173	223,990,298	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio	7,892,368	118,589,295	—	(6,149,783)	111,769	12,574,188	125,125,469	—	—
EQ/American Century Mid Cap Value Portfolio	1,009,155	22,441,773	—	(768,723)	(7,798)	628,000	22,293,252	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	11,286,286	98,671,668	—	(7,881,060)	(219,591)	16,353,537	106,924,554	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,579,745	35,181,965	—	(2,306,170)	109,534	2,054,597	35,039,926	—	—
EQ/Global Equity Managed Volatility Portfolio	7,491,739	122,924,051	—	(20,149,784)	(1,167,853)	17,962,226	119,568,640	—	—
EQ/International Core Managed Volatility Portfolio	7,360,269	89,286,517	—	(19,362,338)	5,797,361	4,238,797	79,960,337	—	—
EQ/International Equity Index Portfolio	644,747	6,823,979	—	(950,000)	268,417	637,978	6,780,374	—	—
EQ/International Value Managed Volatility Portfolio	8,883,103	126,613,158	—	(24,849,784)	623,895	17,019,370	119,406,639	—	—
EQ/Janus Enterprise Portfolio*	1,869,380	37,631,558	—	(1,537,447)	(634)	4,709,820	40,803,297	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,443,801	66,558,343	—	(3,843,614)	10,276	2,869,239	65,594,244	—	—
EQ/Large Cap Core Managed Volatility Portfolio	12,899,042	130,490,508	—	(8,455,952)	1,624,582	17,640,539	141,299,677	—	—
EQ/Large Cap Growth Index Portfolio	363,736	6,594,340	—	(799,999)	72,908	1,800,464	7,667,713	—	—
EQ/Large Cap Value Managed Volatility Portfolio	4,971,416	89,289,726	—	(6,149,784)	2,051,528	3,996,776	89,188,246	—	—
EQ/Loomis Sayles Growth Portfolio*	7,218,884	62,303,926	—	(10,274,891)	427,847	18,682,886	71,139,768	—	—
EQ/MFS International Growth Portfolio	17,430,865	147,945,624	—	(33,987,228)	3,226,897	14,275,785	131,461,078	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	8,875,042	56,837,621	—	(8,612,337)	(240,687)	15,181,145	63,165,742	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	863,224	41,702,520	—	(1,537,446)	9,579	13,725,790	53,900,443	—	—
EQ/Value Equity Portfolio	3,273,427	66,431,064	—	(5,843,614)	650,491	4,652,403	65,890,344	—	—
Fixed Income
1290 Diversified Bond Fund	15,487,726	118,144,273	21,330,144	—	—	(2,717,796)	136,756,621	2,930,144	—
1290 VT DoubleLine Opportunistic Bond Portfolio	23,665,617	199,026,841	11,199,999	(10,762,121)	25,769	5,816,388	205,306,876	—	—
1290 VT High Yield Bond Portfolio	6,336,129	53,001,634	1,500,001	(2,306,169)	(1,399)	2,721,428	54,915,495	—	—
EQ/Core Bond Index Portfolio	48,561,929	450,956,691	13,899,999	(28,442,749)	40,268	5,738,126	442,192,335	—	—
EQ/Core Plus Bond Portfolio	47,580,033	168,580,313	3,599,999	(8,455,952)	(373,459)	2,503,844	165,854,745	—	—
EQ/Intermediate Government Bond Portfolio	61,960,963	596,945,478	21,600,000	(36,129,978)	(93,003)	6,184,302	588,506,799	—	—
EQ/Long-Term Bond Portfolio	60,586,920	428,861,785	19,500,000	(29,211,472)	(2,893,696)	19,004,127	435,260,744	—	—
EQ/PIMCO Ultra Short Bond Portfolio	26,879,852	260,930,476	10,000,001	(13,068,290)	(316,788)	7,271,824	264,817,223	—	—
EQ/Quality Bond PLUS Portfolio	24,346,648	176,096,621	17,400,000	(9,224,675)	(18,531)	2,303,710	186,557,125	—	—
Multimanager Core Bond Portfolio	32,301,848	265,522,745	20,874,264	(13,837,013)	78,131	1,574,672	274,212,799	3,550,772	—

Total		5,548,574,242	140,904,407	(442,589,176)	11,251,686	390,529,817	5,648,670,976	6,480,916	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$136,756,621	$5,511,914,355	$—	$5,648,670,976

Total Assets	$136,756,621	$5,511,914,355	$—	$5,648,670,976

Total Liabilities	$—	$—	$—	$—

Total	$136,756,621	$5,511,914,355	$—	$5,648,670,976

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$140,904,407
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$442,589,176

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$812,181,928
Aggregate gross unrealized depreciation	(473,163,875)

Net unrealized appreciation	$339,018,053

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,309,652,923

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,285,572,247)	$5,648,670,976
Cash	7,027,008
Receivable for securities sold	973,583
Dividends, interest and other receivables	676,509
Receivable for Portfolio shares sold	493,262
Other assets	64,460

Total assets	5,657,905,798

LIABILITIES
Payable for Portfolio shares repurchased	1,728,603
Distribution fees payable – Class B	772,070
Administrative fees payable	590,012
Investment management fees payable	424,783
Distribution fees payable – Class A	331,805
Accrued expenses	121,423

Total liabilities	3,968,696

NET ASSETS	$5,653,937,102

Net assets were comprised of:
Paid in capital	$5,239,031,065
Total distributable earnings (loss)	414,906,037

Net assets	$5,653,937,102

Class A
Net asset value, offering and redemption price per share, $1,626,641,948 / 136,704,810 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.90

Class B
Net asset value, offering and redemption price per share, $3,777,568,723 / 321,068,388 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.77

Class K
Net asset value, offering and redemption price per share, $249,726,431 / 20,949,772 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$6,480,916
Interest	124,841

Total income	6,605,757

EXPENSES
Distribution fees – Class B	4,682,053
Administrative fees	3,578,933
Investment management fees	2,572,826
Distribution fees – Class A	2,001,884
Printing and mailing expenses	233,377
Professional fees	135,978
Custodian fees	113,063
Trustees’ fees	97,691
Miscellaneous	45,894

Total expenses	13,461,699

NET INVESTMENT INCOME (LOSS)	(6,855,942)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($11,251,686 realized gain (loss) from affiliates)	11,251,752
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	390,529,817

NET REALIZED AND UNREALIZED GAIN (LOSS)	401,781,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$394,925,627

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,855,942)	$68,304,029
Net realized gain (loss)	11,251,752	127,423,854
Net change in unrealized appreciation (depreciation)	390,529,817	(1,297,999,293)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	394,925,627	(1,102,271,410)

Distributions to shareholders:
Class A	—	(150,721,300)
Class B	—	(362,590,895)
Class K	—	(24,300,699)

Total distributions to shareholders	—	(537,612,894)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,016,576 and 1,938,469 shares, respectively ]	11,760,762	24,038,636
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,599,769 shares, respectively ]	—	150,721,300
Capital shares repurchased [ (6,668,967) and (12,771,691) shares, respectively]	(77,106,804)	(159,407,590)

Total Class A transactions	(65,346,042)	15,352,346

Class B
Capital shares sold [ 4,709,671 and 9,177,858 shares, respectively ]	54,019,233	114,532,295
Capital shares issued in reinvestment of dividends and distributions [ 0 and 33,081,827 shares, respectively ]	—	362,590,895
Capital shares repurchased [ (23,346,945) and (48,276,334) shares, respectively]	(267,104,016)	(597,152,755)

Total Class B transactions	(213,084,783)	(120,029,565)

Class K
Capital shares sold [ 310,607 and 755,358 shares, respectively ]	3,590,448	9,514,273
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,187,524 shares, respectively ]	—	24,300,699
Capital shares repurchased [ (1,698,053) and (2,426,454) shares, respectively]	(19,771,020)	(30,678,280)

Total Class K transactions	(16,180,572)	3,136,692

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(294,611,397)	(101,540,527)

TOTAL INCREASE (DECREASE) IN NET ASSETS	100,314,230	(1,741,424,831)
NET ASSETS:
Beginning of period	5,553,622,872	7,295,047,703

End of period	$5,653,937,102	$5,553,622,872

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.09		$14.48		$14.57		$14.06		$12.96		$14.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.14		0.11		0.12		0.19		0.17
Net realized and unrealized gain (loss)	0.82		(2.40)		1.09		1.44		1.80		(0.84)

Total from investment operations	0.81		(2.26)		1.20		1.56		1.99		(0.67)

Less distributions:
Dividends from net investment income	—		(0.15)		(0.39)		(0.31)		(0.23)		(0.22)
Distributions from net realized gains	—		(0.98)		(0.90)		(0.74)		(0.66)		(0.56)

Total dividends and distributions	—		(1.13)		(1.29)		(1.05)		(0.89)		(0.78)

Net asset value, end of period	$11.90		$11.09		$14.48		$14.57		$14.06		$12.96

Total return (b)	7.30%		(15.47)%		8.35%		11.32%		15.49%		(4.73)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,626,642		$1,579,282		$2,021,935		$2,005,206		$1,955,663		$1,843,864
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(k)	0.48	%(o)	0.49	%(j)	0.49	%(j)	0.50	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.26)%		1.12%		0.70%		0.89%		1.35%		1.16%
Portfolio turnover rate^	3	%(z)	10%		25%		22%		13%		12%

Class B	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$10.97		$14.34		$14.43		$13.94		$12.85		$14.30

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.14		0.10		0.12		0.18		0.16
Net realized and unrealized gain (loss)	0.81		(2.38)		1.10		1.42		1.80		(0.83)

Total from investment operations	0.80		(2.24)		1.20		1.54		1.98		(0.67)

Less distributions:
Dividends from net investment income	—		(0.15)		(0.39)		(0.31)		(0.23)		(0.22)
Distributions from net realized gains	—		(0.98)		(0.90)		(0.74)		(0.66)		(0.56)

Total dividends and distributions	—		(1.13)		(1.29)		(1.05)		(0.89)		(0.78)

Net asset value, end of period	$11.77		$10.97		$14.34		$14.43		$13.94		$12.85

Total return (b)	7.29%		(15.48)%		8.43%		11.27%		15.55%		(4.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,777,569		$3,726,401		$4,956,863		$5,024,535		$4,997,804		$4,820,681
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(k)	0.48	%(o)	0.49	%(j)	0.49	%(j)	0.50	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.26)%		1.09%		0.69%		0.88%		1.33%		1.14%
Portfolio turnover rate^	3	%(z)	10%		25%		22%		13%		12%

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.10		$14.49		$14.57		$14.07		$12.96		$14.42

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.17		0.14		0.16		0.23		0.20
Net realized and unrealized gain (loss)	0.82		(2.40)		1.11		1.42		1.80		(0.84)

Total from investment operations	0.82		(2.23)		1.25		1.58		2.03		(0.64)

Less distributions:
Dividends from net investment income	—		(0.18)		(0.43)		(0.34)		(0.26)		(0.26)
Distributions from net realized gains	—		(0.98)		(0.90)		(0.74)		(0.66)		(0.56)

Total dividends and distributions	—		(1.16)		(1.33)		(1.08)		(0.92)		(0.82)

Net asset value, end of period	$11.92		$11.10		$14.49		$14.57		$14.07		$12.96

Total return (b)	7.39%		(15.24)%		8.68%		11.49%		15.85%		(4.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$249,726		$247,941		$316,250		$312,558		$304,750		$277,542
Ratio of expenses to average net assets (a)(f)	0.24	%(j)	0.24	%(k)	0.23	%(o)	0.24	%(j)	0.24	%(j)	0.25	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.01)%		1.38%		0.95%		1.13%		1.61%		1.41%
Portfolio turnover rate^	3	%(z)	10%		25%		22%		13%		12%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class A, 1.07% for Class B and 0.82% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class A, 1.06% for Class B and 0.81% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	71.5%
Fixed Income	28.5

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
ATM Large Cap Managed Volatility Portfolio	17.2%
ATM International Managed Volatility Portfolio	7.9
ATM Small Cap Managed Volatility Portfolio	6.6
EQ/Intermediate Government Bond Portfolio	5.8
EQ/Long-Term Bond Portfolio	5.1
EQ/Core Bond Index Portfolio	4.3
EQ/Large Cap Core Managed Volatility Portfolio	3.8
EQ/AB Small Cap Growth Portfolio	3.3
EQ/MFS International Growth Portfolio	3.2
Multimanager Core Bond Portfolio	2.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class A
Actual	$1,000.00	$1,093.30	$2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.37	2.46
Class B
Actual	1,000.00	1,093.30	2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.37	2.46
Class K
Actual	1,000.00	1,095.60	1.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.60	1.20

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.4%)
1290 VT Equity Income Portfolio‡	26,271,746	$128,833,995
1290 VT GAMCO Small Company Value Portfolio‡	1,734,538	123,295,334
1290 VT Micro Cap Portfolio‡	7,952,017	69,084,086
1290 VT Small Cap Value Portfolio‡	6,637,551	71,756,814
ATM International Managed Volatility Portfolio‡	54,609,174	563,573,018
ATM Large Cap Managed Volatility Portfolio‡	83,689,546	1,227,155,980
ATM Mid Cap Managed Volatility Portfolio‡	13,795,081	106,410,597
ATM Small Cap Managed Volatility Portfolio‡	45,986,562	471,546,352
EQ/AB Small Cap Growth Portfolio‡	14,997,038	237,762,774
EQ/American Century Mid Cap Value Portfolio‡	1,090,232	24,084,322
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	18,164,163	172,084,518
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,604,000	76,117,484
EQ/Global Equity Managed Volatility Portfolio‡	12,593,254	200,989,152
EQ/International Core Managed Volatility Portfolio‡	12,257,685	133,164,789
EQ/International Equity Index Portfolio‡	641,845	6,749,859
EQ/International Value Managed Volatility Portfolio‡	14,864,908	199,814,037
EQ/Janus Enterprise Portfolio*‡	1,984,829	43,323,217
EQ/JPMorgan Value Opportunities Portfolio‡	6,292,882	119,860,841
EQ/Large Cap Core Managed Volatility Portfolio‡	24,567,171	269,115,589
EQ/Large Cap Growth Index Portfolio‡	397,724	8,384,188
EQ/Large Cap Value Managed Volatility Portfolio‡	9,918,758	177,944,603
EQ/Loomis Sayles Growth Portfolio*‡	11,934,527	117,610,903
EQ/MFS International Growth Portfolio‡	29,979,000	226,097,312
EQ/Morgan Stanley Small Cap Growth Portfolio‡	17,169,706	122,200,802
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,208,195	75,440,720
EQ/Value Equity Portfolio‡	6,599,946	132,849,364

Total Equity		5,105,250,650

Fixed Income (28.5%)
1290 Diversified Bond Fund‡	11,448,194	101,087,550
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,493,713	151,763,614
1290 VT High Yield Bond Portfolio‡	4,621,885	40,058,072
EQ/Core Bond Index Portfolio‡	34,069,136	310,224,719
EQ/Core Plus Bond Portfolio‡	35,127,980	122,449,309
EQ/Intermediate Government Bond Portfolio‡	43,629,701	414,396,007
EQ/Long-Term Bond Portfolio‡	50,832,085	365,181,312
EQ/PIMCO Ultra Short Bond Portfolio‡	19,805,029	195,116,876
EQ/Quality Bond PLUS Portfolio‡	17,679,516	135,469,973
Multimanager Core Bond Portfolio‡	23,922,184	203,077,205

Total Fixed Income		2,038,824,637

Total Investments in Securities (99.9%) (Cost $6,115,440,366)		7,144,075,287
Other Assets Less Liabilities (0.1%)		5,268,102

Net Assets (100%)		$7,149,343,389

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	26,271,746	137,929,255	—	(7,357,842)	(121,903)	(1,615,515)	128,833,995	—	—
1290 VT GAMCO Small Company Value Portfolio	1,734,538	117,532,660	—	(10,357,843)	3,572,398	12,548,119	123,295,334	—	—
1290 VT Micro Cap Portfolio	7,952,017	68,910,541	—	(4,204,482)	63,011	4,315,016	69,084,086	—	—
1290 VT Small Cap Value Portfolio	6,637,551	77,793,729	—	(4,204,481)	(55,113)	(1,777,321)	71,756,814	—	—
ATM International Managed Volatility Portfolio	54,609,174	579,151,061	—	(79,635,853)	(80,927)	64,138,737	563,573,018	—	—
ATM Large Cap Managed Volatility Portfolio	83,689,546	1,117,918,233	—	(69,373,945)	(4,404,476)	183,016,168	1,227,155,980	—	—
ATM Mid Cap Managed Volatility Portfolio	13,795,081	103,090,568	—	(5,255,603)	15,134	8,560,498	106,410,597	—	—
ATM Small Cap Managed Volatility Portfolio	45,986,562	465,353,133	—	(29,431,371)	28,508	35,596,082	471,546,352	—	—

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio	14,997,038	227,218,817	—	(13,664,566)	297,159	23,911,364	237,762,774	—	—
EQ/American Century Mid Cap Value Portfolio	1,090,232	24,462,457	—	(1,051,120)	(10,719)	683,704	24,084,322	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	18,164,163	156,046,830	—	(9,460,084)	419,592	25,078,180	172,084,518	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,604,000	75,647,296	—	(4,204,481)	(3,199)	4,677,868	76,117,484	—	—
EQ/Global Equity Managed Volatility Portfolio	12,593,254	201,918,168	—	(28,562,323)	677,465	26,955,842	200,989,152	—	—
EQ/International Core Managed Volatility Portfolio	12,257,685	140,153,543	—	(22,958,963)	7,410,544	8,559,665	133,164,789	—	—
EQ/International Equity Index Portfolio	641,845	6,751,836	—	(900,001)	252,493	645,531	6,749,859	—	—
EQ/International Value Managed Volatility Portfolio	14,864,908	193,547,096	—	(21,262,324)	(185,878)	27,715,143	199,814,037	—	—
EQ/Janus Enterprise Portfolio*	1,984,829	40,394,727	—	(2,102,241)	47,457	4,983,274	43,323,217	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,292,882	121,951,368	—	(7,357,842)	18,043	5,249,272	119,860,841	—	—
EQ/Large Cap Core Managed Volatility Portfolio	24,567,171	250,946,927	—	(18,817,926)	4,150,949	32,835,639	269,115,589	—	—
EQ/Large Cap Growth Index Portfolio	397,724	7,309,486	—	(1,000,000)	57,353	2,017,349	8,384,188	—	—
EQ/Large Cap Value Managed Volatility Portfolio	9,918,758	177,454,184	—	(11,562,324)	3,544,750	8,507,993	177,944,603	—	—
EQ/Loomis Sayles Growth Portfolio*	11,934,527	98,275,760	—	(10,706,722)	763,879	29,277,986	117,610,903	—	—
EQ/MFS International Growth Portfolio	29,979,000	242,656,594	—	(45,614,565)	5,012,035	24,043,248	226,097,312	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	17,169,706	106,666,057	—	(12,460,083)	(227,522)	28,222,350	122,200,802	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	1,208,195	59,232,289	—	(3,153,361)	(12,151)	19,373,943	75,440,720	—	—
EQ/Value Equity Portfolio	6,599,946	132,590,336	—	(10,357,843)	(1,070,811)	11,687,682	132,849,364	—	—
Fixed Income
1290 Diversified Bond Fund	11,448,194	86,079,865	17,062,014	—	—	(2,054,329)	101,087,550	2,162,015	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,493,713	145,646,071	10,250,000	(8,408,963)	21,517	4,254,989	151,763,614	—	—
1290 VT High Yield Bond Portfolio	4,621,885	37,816,339	2,400,000	(2,102,241)	(1,059)	1,945,033	40,058,072	—	—
EQ/Core Bond Index Portfolio	34,069,136	313,536,228	14,750,000	(22,073,528)	37,042	3,974,977	310,224,719	—	—
EQ/Core Plus Bond Portfolio	35,127,980	115,053,840	13,400,000	(7,357,843)	4,266	1,349,046	122,449,309	—	—
EQ/Intermediate Government Bond Portfolio	43,629,701	417,718,846	20,799,999	(28,380,250)	(83,820)	4,341,232	414,396,007	—	—
EQ/Long-Term Bond Portfolio	50,832,085	352,154,623	26,000,000	(26,278,010)	(4,490,599)	17,795,298	365,181,312	—	—
EQ/PIMCO Ultra Short Bond Portfolio	19,805,029	192,811,878	6,650,000	(9,460,083)	(113,195)	5,228,276	195,116,876	—	—
EQ/Quality Bond PLUS Portfolio	17,679,516	129,545,266	11,600,001	(7,357,843)	58,874	1,623,675	135,469,973	—	—
Multimanager Core Bond Portfolio	23,922,184	194,533,157	17,856,080	(10,511,204)	70,366	1,128,806	203,077,205	2,607,122	—

Total		6,915,799,064	140,768,094	(556,948,154)	15,661,463	628,794,820	7,144,075,287	4,769,137	—

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$101,087,550	$7,042,987,737	$—	$7,144,075,287

Total Assets	$101,087,550	$7,042,987,737	$—	$7,144,075,287

Total Liabilities	$—	$—	$—	$—

Total	$101,087,550	$7,042,987,737	$—	$7,144,075,287

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$140,768,094
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$556,948,154

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,318,582,164
Aggregate gross unrealized depreciation	(357,461,049)

Net unrealized appreciation	$961,121,115

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,182,954,172

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,115,440,366)	$7,144,075,287
Cash	7,760,412
Receivable for securities sold	1,840,279
Receivable for Portfolio shares sold	1,017,733
Dividends, interest and other receivables	501,044
Other assets	80,777

Total assets	7,155,275,532

LIABILITIES
Payable for Portfolio shares repurchased	3,062,714
Distribution fees payable – Class B	1,404,803
Administrative fees payable	743,363
Investment management fees payable	529,851
Distribution fees payable – Class A	39,655
Accrued expenses	151,757

Total liabilities	5,932,143

NET ASSETS	$7,149,343,389

Net assets were comprised of:
Paid in capital	$6,063,451,099
Total distributable earnings (loss)	1,085,892,290

Net assets	$7,149,343,389

Class A
Net asset value, offering and redemption price per share, $195,387,371 / 21,102,852 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.26

Class B
Net asset value, offering and redemption price per share, $6,901,415,943 / 744,980,590 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.26

Class K
Net asset value, offering and redemption price per share, $52,540,075 / 5,663,172 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.28

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$4,769,137
Interest	144,680

Total income	4,913,817

EXPENSES
Distribution fees – Class B	8,469,052
Administrative fees	4,485,586
Investment management fees	3,193,194
Printing and mailing expenses	291,083
Distribution fees – Class A	236,649
Professional fees	163,373
Trustees’ fees	122,385
Custodian fees	108,897
Miscellaneous	57,291

Total expenses	17,127,510

NET INVESTMENT INCOME (LOSS)	(12,213,693)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	15,661,463
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	628,794,820

NET REALIZED AND UNREALIZED GAIN (LOSS)	644,456,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$632,242,590

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,213,693)	$69,225,544
Net realized gain (loss)	15,661,463	218,599,516
Net change in unrealized appreciation (depreciation)	628,794,820	(1,833,480,860)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	632,242,590	(1,545,655,800)

Distributions to shareholders:
Class A	—	(22,410,116)
Class B	—	(818,001,095)
Class K	—	(6,474,363)

Total distributions to shareholders	—	(846,885,574)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 403,502 and 720,577 shares, respectively ]	3,614,618	7,018,740
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,657,088 shares, respectively ]	—	22,410,116
Capital shares repurchased [ (1,074,535) and (2,162,280) shares, respectively ]	(9,578,262)	(21,296,529)

Total Class A transactions	(5,963,644)	8,132,327

Class B
Capital shares sold [ 5,209,084 and 11,202,951 shares, respectively ]	46,389,829	109,635,551
Capital shares issued in reinvestment of dividends and distributions [ 0 and 96,936,203 shares, respectively ]	—	818,001,095
Capital shares repurchased [ (49,432,788) and (90,912,361) shares, respectively ]	(440,151,224)	(890,675,064)

Total Class B transactions	(393,761,395)	36,961,582

Class K
Capital shares sold [ 165,913 and 472,029 shares, respectively ]	1,485,930	4,800,113
Capital shares issued in reinvestment of dividends and distributions [ 0 and 765,515 shares, respectively ]	—	6,474,363
Capital shares repurchased [ (713,523) and (692,257) shares, respectively ]	(6,324,445)	(6,817,186)

Total Class K transactions	(4,838,515)	4,457,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(404,563,554)	49,551,199

TOTAL INCREASE (DECREASE) IN NET ASSETS	227,679,036	(2,342,990,175)
NET ASSETS:
Beginning of period	6,921,664,353	9,264,654,528

End of period	$7,149,343,389	$6,921,664,353

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$8.47		$11.60		$11.51		$11.09		$9.99		$11.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.09		0.08		0.09		0.14		0.12
Net realized and unrealized gain (loss)	0.81		(2.09)		1.35		1.41		1.83		(0.87)

Total from investment operations	0.79		(2.00)		1.43		1.50		1.97		(0.75)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.42)		(0.27)		(0.17)		(0.18)
Distributions from net realized gains	—		(1.03)		(0.92)		(0.81)		(0.70)		(0.57)

Total dividends and distributions	—		(1.13)		(1.34)		(1.08)		(0.87)		(0.75)

Net asset value, end of period	$9.26		$8.47		$11.60		$11.51		$11.09		$9.99

Total return (b)	9.33%		(17.00)%		12.68%		14.05%		20.01%		(6.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$195,387		$184,328		$238,508		$220,775		$212,498		$189,592
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(k)	0.48	%(m)	0.49	%(j)	0.49	%(n)	0.50	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.35)%		0.92%		0.65%		0.79%		1.26%		1.01%
Portfolio turnover rate^	2	%(z)	9%		23%		21%		12%		11%

Class B	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$8.47		$11.61		$11.52		$11.09		$9.99		$11.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.09		0.08		0.09		0.13		0.12
Net realized and unrealized gain (loss)	0.81		(2.10)		1.35		1.42		1.84		(0.87)

Total from investment operations	0.79		(2.01)		1.43		1.51		1.97		(0.75)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.42)		(0.27)		(0.17)		(0.18)
Distributions from net realized gains	—		(1.03)		(0.92)		(0.81)		(0.70)		(0.57)

Total dividends and distributions	—		(1.13)		(1.34)		(1.08)		(0.87)		(0.75)

Net asset value, end of period	$9.26		$8.47		$11.61		$11.52		$11.09		$9.99

Total return (b)	9.33%		(17.08)%		12.67%		14.13%		20.01%		(6.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,901,416		$6,684,718		$8,960,367		$8,774,906		$8,527,658		$7,894,299
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(k)	0.48	%(m)	0.49	%(j)	0.49	%(n)	0.50	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.35)%		0.90%		0.63%		0.79%		1.22%		1.01%
Portfolio turnover rate^	2	%(z)	9%		23%		21%		12%		11%

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$8.47		$11.61		$11.52		$11.09		$9.99		$11.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.11		0.11		0.16		0.14
Net realized and unrealized gain (loss)	0.81		(2.11)		1.35		1.43		1.84		(0.86)

Total from investment operations	0.81		(1.99)		1.46		1.54		2.00		(0.72)

Less distributions:
Dividends from net investment income	—		(0.12)		(0.45)		(0.30)		(0.20)		(0.21)
Distributions from net realized gains	—		(1.03)		(0.92)		(0.81)		(0.70)		(0.57)

Total dividends and distributions	—		(1.15)		(1.37)		(1.11)		(0.90)		(0.78)

Net asset value, end of period	$9.28		$8.47		$11.61		$11.52		$11.09		$9.99

Total return (b)	9.56%		(16.86)%		12.95%		14.38%		20.29%		(6.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$52,540		$52,619		$65,780		$66,068		$67,291		$62,847
Ratio of expenses to average net assets (a)(f)	0.24	%(j)	0.24	%(k)	0.23	%(m)	0.24	%(j)	0.24	%(n)	0.25	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.10)%		1.18%		0.87%		0.99%		1.42%		1.24%
Portfolio turnover rate^	2	%(z)	9%		23%		21%		12%		11%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class A, 1.13% for Class B and 0.88% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2023
Equity	91.6%
Fixed Income	8.4

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2023
ATM Large Cap Managed Volatility Portfolio	23.1%
ATM International Managed Volatility Portfolio	10.6
ATM Small Cap Managed Volatility Portfolio	7.7
EQ/Large Cap Core Managed Volatility Portfolio	5.3
EQ/MFS International Growth Portfolio	4.4
EQ/Global Equity Managed Volatility Portfolio	3.9
EQ/Large Cap Value Managed Volatility Portfolio	3.4
EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.4
EQ/International Value Managed Volatility Portfolio	3.4
EQ/AB Small Cap Growth Portfolio	3.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class A
Actual	$1,000.00	$1,117.40	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.33	2.50
Class B
Actual	1,000.00	1,116.10	2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.33	2.50
Class K
Actual	1,000.00	1,118.40	1.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.57	1.24

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.50%, 0.50% and 0.25%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.6%)
1290 VT Equity Income Portfolio‡	14,655,877	$71,870,943
1290 VT GAMCO Small Company Value Portfolio‡	1,144,936	81,384,927
1290 VT Micro Cap Portfolio‡	3,620,083	31,449,900
1290 VT Small Cap Value Portfolio‡	3,217,511	34,783,664
ATM International Managed Volatility Portfolio‡	32,069,367	330,959,588
ATM Large Cap Managed Volatility Portfolio‡	49,089,515	719,809,040
ATM Mid Cap Managed Volatility Portfolio‡	7,055,012	54,419,979
ATM Small Cap Managed Volatility Portfolio‡	23,301,130	238,929,854
EQ/AB Small Cap Growth Portfolio‡	6,161,610	97,686,057
EQ/American Century Mid Cap Value Portfolio‡	561,015	12,393,374
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	11,144,116	105,577,658
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,995,774	40,690,717
EQ/Global Equity Managed Volatility Portfolio‡	7,497,405	119,659,072
EQ/International Core Managed Volatility Portfolio‡	6,701,068	72,798,923
EQ/International Equity Index Portfolio‡	554,913	5,835,651
EQ/International Value Managed Volatility Portfolio‡	7,844,010	105,439,152
EQ/Janus Enterprise Portfolio*‡	802,595	17,518,391
EQ/JPMorgan Value Opportunities Portfolio‡	3,521,507	67,074,328
EQ/Large Cap Core Managed Volatility Portfolio‡	15,093,614	165,339,618
EQ/Large Cap Growth Index Portfolio‡	279,412	5,890,119
EQ/Large Cap Value Managed Volatility Portfolio‡	5,892,543	105,713,461
EQ/Loomis Sayles Growth Portfolio*‡	6,473,762	63,796,830
EQ/MFS International Growth Portfolio‡	17,938,791	135,291,788
EQ/Morgan Stanley Small Cap Growth Portfolio‡	7,840,528	55,802,863
EQ/T. Rowe Price Growth Stock Portfolio*‡	520,151	32,478,663
EQ/Value Equity Portfolio‡	3,910,082	78,705,476

Total Equity		2,851,300,036

Fixed Income (8.4%)
1290 Diversified Bond Fund‡	1,473,406	13,010,177
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,250,563	19,524,365
1290 VT High Yield Bond Portfolio‡	637,816	5,527,977
EQ/Core Bond Index Portfolio‡	4,047,059	36,851,466
EQ/Core Plus Bond Portfolio‡	4,464,617	15,562,788
EQ/Intermediate Government Bond Portfolio‡	5,176,858	49,169,927
EQ/Long-Term Bond Portfolio‡	7,392,087	53,105,280
EQ/PIMCO Ultra Short Bond Portfolio‡	2,558,652	25,207,546
EQ/Quality Bond PLUS Portfolio‡	2,083,454	15,964,548
Multimanager Core Bond Portfolio‡	3,059,146	25,969,319

Total Fixed Income		259,893,393

Total Investments in Securities (100.0%) (Cost $2,516,913,906)		3,111,193,429
Other Assets Less Liabilities (0.0%)†		1,458,094

Net Assets (100%)		$3,112,651,523

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	14,655,877	75,801,208	43,460	(3,036,833)	(86,406)	(850,486)	71,870,943	—	—
1290 VT GAMCO Small Company Value Portfolio	1,144,936	73,751,305	38,630	(2,699,407)	6,292	10,288,107	81,384,927	—	—
1290 VT Micro Cap Portfolio	3,620,083	31,131,538	24,144	(1,687,129)	(95,433)	2,076,780	31,449,900	—	—
1290 VT Small Cap Value Portfolio	3,217,511	37,323,123	24,143	(1,687,129)	10,234	(886,707)	34,783,664	—	—
ATM International Managed Volatility Portfolio	32,069,367	310,066,679	193,156	(14,347,035)	41,090	35,005,698	330,959,588	—	—
ATM Large Cap Managed Volatility Portfolio	49,089,515	645,134,591	424,943	(29,693,476)	276,525	103,666,457	719,809,040	—	—
ATM Mid Cap Managed Volatility Portfolio	7,055,012	52,056,916	28,973	(2,024,555)	13,184	4,345,461	54,419,979	—	—
ATM Small Cap Managed Volatility Portfolio	23,301,130	232,007,903	159,352	(11,135,053)	9,670	17,887,982	238,929,854	—	—

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio	6,161,610	92,449,869	67,605	(4,723,962)	103,388	9,789,157	97,686,057	—	—
EQ/American Century Mid Cap Value Portfolio	561,015	12,382,346	4,829	(337,426)	(2,480)	346,105	12,393,374	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	11,144,116	94,991,297	72,434	(5,061,388)	(1,352,255)	16,927,570	105,577,658	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,995,774	40,194,695	28,974	(2,024,555)	(4,205)	2,495,808	40,690,717	—	—
EQ/Global Equity Managed Volatility Portfolio	7,497,405	117,356,346	67,604	(13,923,962)	(4,775)	16,163,859	119,659,072	—	—
EQ/International Core Managed Volatility Portfolio	6,701,068	68,131,896	48,289	(3,374,259)	(121,849)	8,114,846	72,798,923	—	—
EQ/International Equity Index Portfolio	554,913	6,673,895	—	(1,700,001)	635,745	226,012	5,835,651	—	—
EQ/International Value Managed Volatility Portfolio	7,844,010	96,297,252	67,604	(4,723,962)	(17,002)	13,815,260	105,439,152	—	—
EQ/Janus Enterprise Portfolio*	802,595	16,162,278	9,657	(674,852)	1,680	2,019,628	17,518,391	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,521,507	67,142,340	43,460	(3,036,833)	(23,047)	2,948,408	67,074,328	—	—
EQ/Large Cap Core Managed Volatility Portfolio	15,093,614	150,276,496	106,235	(7,423,369)	183,749	22,196,507	165,339,618	—	—
EQ/Large Cap Growth Index Portfolio	279,412	4,579,992	—	—	—	1,310,127	5,890,119	—	—
EQ/Large Cap Value Managed Volatility Portfolio	5,892,543	103,915,545	77,263	(5,398,814)	1,143,092	5,976,375	105,713,461	—	—
EQ/Loomis Sayles Growth Portfolio*	6,473,762	50,830,800	38,631	(2,699,407)	190,361	15,436,445	63,796,830	—	—
EQ/MFS International Growth Portfolio	17,938,791	133,518,331	82,091	(14,686,240)	(842,292)	17,219,898	135,291,788	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	7,840,528	46,751,601	48,289	(3,374,259)	57,955	12,319,277	55,802,863	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	520,151	25,483,894	19,315	(1,349,703)	1,087	8,324,070	32,478,663	—	—
EQ/Value Equity Portfolio	3,910,082	75,564,717	43,460	(3,036,833)	(163,584)	6,297,716	78,705,476	—	—
Fixed Income
1290 Diversified Bond Fund	1,473,406	10,626,029	2,599,625	—	—	(215,477)	13,010,177	249,625	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,250,563	19,935,413	14,488	(1,012,278)	(51,578)	638,320	19,524,365	—	—
1290 VT High Yield Bond Portfolio	637,816	5,255,876	—	—	—	272,101	5,527,977	—	—
EQ/Core Bond Index Portfolio	4,047,059	35,744,582	2,678,973	(2,024,555)	(4,070)	456,536	36,851,466	—	—
EQ/Core Plus Bond Portfolio	4,464,617	13,555,155	2,509,659	(674,852)	(48,761)	221,587	15,562,788	—	—
EQ/Intermediate Government Bond Portfolio	5,176,858	47,750,798	3,638,630	(2,699,407)	(29,048)	508,954	49,169,927	—	—
EQ/Long-Term Bond Portfolio	7,392,087	48,418,803	5,538,631	(2,699,407)	(348,865)	2,196,118	53,105,280	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,558,652	24,552,331	1,014,487	(1,012,278)	(10,607)	663,613	25,207,546	—	—
EQ/Quality Bond PLUS Portfolio	2,083,454	15,628,434	809,659	(674,852)	(47,597)	248,904	15,964,548	—	—
Multimanager Core Bond Portfolio	3,059,146	24,256,431	2,572,584	(1,012,278)	(85,731)	238,313	25,969,319	322,175	—

Total		2,905,700,705	23,139,277	(155,670,349)	(665,533)	338,689,329	3,111,193,429	571,800	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$13,010,177	$3,098,183,252	$—	$3,111,193,429

Total Assets	$13,010,177	$3,098,183,252	$—	$3,111,193,429

Total Liabilities	$—	$—	$—	$—

Total	$13,010,177	$3,098,183,252	$—	$3,111,193,429

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,139,277
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$155,670,349

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$650,811,938
Aggregate gross unrealized depreciation	(86,789,266)

Net unrealized appreciation	$564,022,672

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,547,170,757

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $2,516,913,906)	$3,111,193,429
Cash	2,283,780
Receivable for securities sold	1,116,521
Receivable for Portfolio shares sold	711,636
Dividends, interest and other receivables	64,079
Other assets	34,739

Total assets	3,115,404,184

LIABILITIES
Payable for Portfolio shares repurchased	1,477,702
Distribution fees payable – Class B	607,551
Administrative fees payable	321,668
Investment management fees payable	236,953
Distribution fees payable – Class A	16,250
Accrued expenses	92,537

Total liabilities	2,752,661

NET ASSETS	$3,112,651,523

Net assets were comprised of:
Paid in capital	$2,499,694,341
Total distributable earnings (loss)	612,957,182

Net assets	$3,112,651,523

Class A
Net asset value, offering and redemption price per share, $80,352,573 / 8,278,956 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.71

Class B
Net asset value, offering and redemption price per share, $3,003,134,268 / 309,344,278 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.71

Class K
Net asset value, offering and redemption price per share, $29,164,682 / 2,998,209 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.73

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$571,800
Interest	53,353

Total income	625,153

EXPENSES
Distribution fees – Class B	3,605,722
Administrative fees	1,912,038
Investment management fees	1,407,648
Printing and mailing expenses	125,795
Custodian fees	104,137
Distribution fees – Class A	95,938
Professional fees	81,137
Trustees’ fees	51,905
Miscellaneous	24,394

Total expenses	7,408,714

NET INVESTMENT INCOME (LOSS)	(6,783,561)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(665,533)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	338,689,329

NET REALIZED AND UNREALIZED GAIN (LOSS)	338,023,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$331,240,235

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,783,561)	$22,886,742
Net realized gain (loss)	(665,533)	112,566,701
Net change in unrealized appreciation (depreciation)	338,689,329	(830,255,315)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	331,240,235	(694,801,872)

Distributions to shareholders:
Class A	—	(11,099,936)
Class B	—	(421,481,081)
Class K	—	(4,457,362)

Total distributions to shareholders	—	(437,038,379)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 344,704 and 458,838 shares, respectively ]	3,228,461	4,860,131
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,285,622 shares, respectively ]	—	11,099,936
Capital shares repurchased [ (586,449) and (802,265) shares, respectively ]	(5,458,912)	(8,356,347)

Total Class A transactions	(2,230,451)	7,603,720

Class B
Capital shares sold [ 3,778,800 and 7,265,425 shares, respectively ]	34,919,062	75,306,945
Capital shares issued in reinvestment of dividends and distributions [ 0 and 48,806,747 shares, respectively ]	—	421,481,081
Capital shares repurchased [ (16,987,216) and (30,170,352) shares, respectively ]	(156,468,259)	(311,607,037)

Total Class B transactions	(121,549,197)	185,180,989

Class K
Capital shares sold [ 105,284 and 224,617 shares, respectively ]	971,411	2,336,952
Capital shares issued in reinvestment of dividends and distributions [ 0 and 514,710 shares, respectively ]	—	4,457,362
Capital shares repurchased [ (369,193) and (487,456) shares, respectively ]	(3,409,736)	(4,845,936)

Total Class K transactions	(2,438,325)	1,948,378

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(126,217,973)	194,733,087

TOTAL INCREASE (DECREASE) IN NET ASSETS	205,022,262	(937,107,164)
NET ASSETS:
Beginning of period	2,907,629,261	3,844,736,425

End of period	$3,112,651,523	$2,907,629,261

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class A			2022		2021		2020		2019		2018
Net asset value, beginning of period	$8.69		$12.51		$12.06		$11.50		$10.14		$11.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.08		0.07		0.08		0.13		0.12
Net realized and unrealized gain (loss)	1.04		(2.43)		1.95		1.61		2.31		(1.11)

Total from investment operations	1.02		(2.35)		2.02		1.69		2.44		(0.99)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.53)		(0.31)		(0.18)		(0.19)
Distributions from net realized gains	—		(1.39)		(1.04)		(0.82)		(0.90)		(0.67)

Total dividends and distributions	—		(1.47)		(1.57)		(1.13)		(1.08)		(0.86)

Net asset value, end of period	$9.71		$8.69		$12.51		$12.06		$11.50		$10.14

Total return (b)	11.74%		(18.40)%		17.14%		15.41%		24.46%		(8.72)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,353		$74,084		$94,816		$85,610		$82,758		$73,762
Ratio of expenses to average net assets (a)(f)	0.50	%(j)	0.49	%(k)	0.48	%(m)	0.50	%(n)	0.50	%(n)	0.51	%(j)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.46)%		0.74%		0.55%		0.70%		1.12%		0.98%
Portfolio turnover rate^	1	%(z)	7%		17%		16%		11%		11%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class B			2022		2021		2020		2019		2018
Net asset value, beginning of period	$8.70		$12.51		$12.06		$11.50		$10.14		$11.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.07		0.07		0.08		0.13		0.11
Net realized and unrealized gain (loss)	1.03		(2.41)		1.95		1.61		2.31		(1.10)

Total from investment operations	1.01		(2.34)		2.02		1.69		2.44		(0.99)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.53)		(0.31)		(0.18)		(0.19)
Distributions from net realized gains	—		(1.39)		(1.04)		(0.82)		(0.90)		(0.67)

Total dividends and distributions	—		(1.47)		(1.57)		(1.13)		(1.08)		(0.86)

Net asset value, end of period	$9.71		$8.70		$12.51		$12.06		$11.50		$10.14

Total return (b)	11.61%		(18.31)%		17.14%		15.41%		24.46%		(8.72)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,003,134		$2,805,155		$3,712,223		$3,453,575		$3,291,046		$2,902,334
Ratio of expenses to average net assets (a)(f)	0.50	%(j)	0.49	%(k)	0.48	%(m)	0.50	%(n)	0.50	%(n)	0.51	%(j)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.46)%		0.72%		0.55%		0.71%		1.14%		0.94%
Portfolio turnover rate^	1	%(z)	7%		17%		16%		11%		11%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021		2020		2019		2018
Net asset value, beginning of period	$8.70		$12.52		$12.07		$11.50		$10.14		$11.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.10		0.10		0.11		0.16		0.14
Net realized and unrealized gain (loss)	1.04		(2.42)		1.96		1.62		2.30		(1.10)

Total from investment operations	1.03		(2.32)		2.06		1.73		2.46		(0.96)

Less distributions:
Dividends from net investment income	—		(0.11)		(0.57)		(0.34)		(0.20)		(0.22)
Distributions from net realized gains	—		(1.39)		(1.04)		(0.82)		(0.90)		(0.67)

Total dividends and distributions	—		(1.50)		(1.61)		(1.16)		(1.10)		(0.89)

Net asset value, end of period	$9.73		$8.70		$12.52		$12.07		$11.50		$10.14

Total return (b)	11.84%		(18.16)%		17.41%		15.75%		24.74%		(8.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,165		$28,391		$37,698		$36,152		$32,984		$30,292
Ratio of expenses to average net assets (a)(f)	0.25	%(j)	0.24	%(k)	0.23	%(m)	0.25	%(n)	0.25	%(n)	0.26	%(j)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.21)%		0.97%		0.78%		0.97%		1.38%		1.15%
Portfolio turnover rate^	1	%(z)	7%		17%		16%		11%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2023	% of Net Assets
Mortgage-Backed Securities	25.9%
U.S. Treasury Obligations	22.6
Foreign Government Securities	12.5
Financials	9.7
Asset-Backed Securities	5.1
Consumer Discretionary	3.2
Information Technology	2.8
Energy	2.6
Industrials	2.4
Commercial Mortgage-Backed Securities	2.1
Communication Services	1.6
Materials	1.4
Health Care	1.2
Utilities	1.2
Real Estate	1.2
Consumer Staples	1.1
Cash and Other	3.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class A
Actual	$1,000.00	$1,011.70	$4.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66
Class B
Actual	1,000.00	1,011.70	4.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66
Class K
Actual	1,000.00	1,014.50	3.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.93%, 0.93% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.1%)
Affirm Asset Securitization Trust,
Series 2021-B A 1.030%, 8/17/26§	$340,000	$330,737
Series 2022-A A 4.300%, 5/17/27§	105,000	102,226
Series 2023-A A 6.610%, 1/18/28§	105,000	105,037
American Credit Acceptance Receivables Trust,
Series 2020-4 C 1.310%, 12/14/26§	33,229	32,836
Series 2021-3 C 0.980%, 11/15/27§	483,695	474,805
Series 2022-4 C 7.860%, 2/15/29§	70,000	70,766
AmeriCredit Automobile Receivables Trust,
Series 2020-2 B 0.970%, 2/18/26	7,831	7,766
Series 2021-2 B 0.690%, 1/19/27	190,000	179,634
Series 2021-3 C 1.410%, 8/18/27	425,000	381,635
Series 2022-1 B 2.770%, 4/19/27	680,000	639,688
Series 2022-2 A3 4.380%, 4/18/28	270,000	264,738
Series 2023-1 B 5.570%, 3/20/28	450,000	444,255
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	257,444	227,373
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-2A A 5.200%, 10/20/27§	185,000	179,934
Series 2023-3A A 5.440%, 2/22/28§	1,535,000	1,508,812
BHG Securitization Trust,
Series 2022-C A 5.320%, 10/17/35§	81,485	80,560
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3 0.500%, 10/20/25§	454,357	441,060
CarMax Auto Owner Trust,
Series 2021-3 A3 0.550%, 6/15/26	982,681	940,534
Series 2021-4 A3 0.560%, 9/15/26	530,452	505,633
Series 2023-2 A3 5.050%, 1/18/28	550,000	545,395
CarNow Auto Receivables Trust,
Series 2023-1A A 6.620%, 12/16/24§	125,700	125,704
Carvana Auto Receivables Trust,
Series 2021-N4 C 1.720%, 9/11/28	155,296	148,621
Series 2021-P3 A3 0.700%, 11/10/26	643,697	612,864
Series 2021-P4 A3 1.310%, 1/11/27	420,000	400,400
Series 2023-N1 A 6.360%, 4/12/27§	463,330	461,468
Series 2023-P1 A3 5.980%, 12/10/27§	905,000	896,602
Chesapeake Funding II LLC,
Series 2023-1A A1 5.650%, 5/15/35§	453,717	449,889
CNH Equipment Trust,
Series 2020-A A3 1.160%, 6/16/25	7,969	7,856
Commonbond Student Loan Trust,
Series 2021-BGS A 1.170%, 9/25/51§	420,068	342,955
Credit Acceptance Auto Loan Trust,
Series 2021-3A A 1.000%, 5/15/30§	227,686	221,813
Series 2022-3A A 6.570%, 10/15/32§	735,000	735,229
Series 2023-1A A 6.480%, 3/15/33§	730,000	729,432
Series 2023-2A B 6.610%, 7/15/33§	435,000	428,771
DLLMT LLC,
Series 2023-1A A3 5.340%, 3/22/27§	590,000	584,357
Donlen Fleet Lease Funding LLC,
Series 2021-2 A2 0.560%, 12/11/34§	133,961	130,568
Drive Auto Receivables Trust,
Series 2021-2 B 0.580%, 12/15/25	44,998	44,937
Series 2021-3 B 1.110%, 5/15/26	316,314	312,528
DT Auto Owner Trust,
Series 2020-2A C 3.280%, 3/16/26§	32,022	31,773
Series 2021-2A B 0.810%, 1/15/27§	59,241	58,935
Series 2021-4A C 1.500%, 9/15/27§	155,000	144,864
Series 2022-3A B 6.740%, 7/17/28§	565,000	562,771
Series 2023-1A B 5.190%, 10/16/28§	170,000	165,629
Series 2023-2A B 5.410%, 2/15/29§	360,000	355,174
Enterprise Fleet Financing LLC,
Series 2021-2 A2 0.480%, 5/20/27§	384,196	369,358
Series 2022-3 A2 4.380%, 7/20/29§	150,000	146,607
Series 2023-2 A2 5.560%, 4/22/30§	400,000	398,120
Exeter Automobile Receivables Trust,
Series 2021-3A B 0.690%, 1/15/26	187,372	186,129
Series 2021-4A B 1.050%, 5/15/26	367,088	362,781
Series 2022-3A B 4.860%, 12/15/26	490,000	484,305

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2022-5A B 5.970%, 3/15/27	$590,000	$587,412
Series 2022-6A B 6.030%, 8/16/27	220,000	219,626
Series 2023-1A B 5.720%, 4/15/27	375,000	372,589
Series 2023-2A B 5.610%, 9/15/27	350,000	346,702
Series 2023-3A B 6.110%, 9/15/27	120,000	119,713
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	18,503	18,417
Series 2020-4 C 1.280%, 2/16/27§	65,000	62,522
Series 2021-1 B 0.680%, 2/16/27§	64,841	64,086
Series 2021-2 B 0.930%, 6/15/27§	145,000	140,579
Series 2021-3 B 0.950%, 7/15/27§	1,065,000	1,003,101
Series 2022-4 A3 6.320%, 6/15/27§	420,000	420,242
Series 2023-2 C 5.810%, 5/15/29§	460,000	451,702
Ford Credit Auto Owner Trust,
Series 2020-A A3 1.040%, 8/15/24	2,612	2,608
Series 2021-1 A 1.370%, 10/17/33§	275,000	246,428
Ford Credit Floorplan Master Owner Trust,
Series 2023-1 A1 4.920%, 5/15/28§	310,000	306,473
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A3 0.810%, 5/15/26§	474,631	467,429
Series 2022-1 A3 1.830%, 12/15/26§	325,000	314,265
Series 2022-2 A3 4.590%, 6/15/27§	275,000	268,266
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	22,835	22,625
Series 2021-2A B 0.770%, 9/15/25§	53,482	53,310
Series 2021-3A B 0.780%, 11/17/25§	292,977	289,504
Series 2021-4A B 1.530%, 4/15/26§	800,000	779,391
GM Financial Automobile Leasing Trust,
Series 2021-3 A3 0.390%, 10/21/24	947,844	934,337
Series 2023-2 A3 5.050%, 7/20/26	255,000	252,641
GM Financial Consumer Automobile Receivables Trust,
Series 2021-4 A2 0.280%, 11/18/24	11,031	11,013
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	170,951
Harley-Davidson Motorcycle Trust,
Series 2021-B A3 0.560%, 11/16/26	495,639	477,920
Hilton Grand Vacations Trust,
Series 2022-2A C 5.570%, 1/25/37§	84,571	80,775
Honda Auto Receivables Owner Trust,
Series 2020-2 A3 0.820%, 7/15/24	10,227	10,171
Hyundai Auto Lease Securitization Trust,
Series 2023-B A3 5.150%, 6/15/26§	340,000	337,616
Marlette Funding Trust,
Series 2021-3A A 0.650%, 12/15/31§	6,516	6,503
Series 2022-3A A 5.180%, 11/15/32§	77,041	76,621
Mercedes-Benz Auto Lease Trust,
Series 2021-B A3 0.400%, 11/15/24	342,749	337,512
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3 0.460%, 6/15/26	579,836	557,621
Mission Lane Credit Card Master Trust,
Series 2023-A A 7.230%, 7/17/28§	190,000	189,152
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	75,083	69,670
Series 2021-EA A 0.970%, 12/16/69§	1,025,506	867,594
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1 1.910%, 10/20/61§	695,000	590,364
NextGear Floorplan Master Owner Trust,
Series 2021-1A A 0.850%, 7/15/26§	1,215,000	1,149,105
OneMain Financial Issuance Trust,
Series 2022-S1 A 4.130%, 5/14/35§	990,000	953,529
Prestige Auto Receivables Trust,
Series 2020-1A C 1.310%, 11/16/26§	74,839	74,183
Series 2021-1A C 1.530%, 2/15/28§	350,000	325,327
Series 2023-1A C 5.650%, 2/15/28§	350,000	343,510
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	30,022	29,861
Santander Drive Auto Receivables Trust,
Series 2020-4 C 1.010%, 1/15/26	5,867	5,847
Series 2022-3 B 4.130%, 8/16/27	665,000	647,605
Series 2022-4 B 4.420%, 11/15/27	450,000	437,911
Series 2022-5 B 4.430%, 3/15/27	240,000	235,284
Series 2023-1 C 5.090%, 5/15/30	115,000	111,744

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2023-2 A3 5.210%, 7/15/27	$265,000	$261,822
SCF Equipment Leasing LLC,
Series 2022-1A A3 2.920%, 7/20/29§	325,000	308,472
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3 5.470%, 10/20/28§	390,000	388,894
SMB Private Education Loan Trust,
Series 2021-D A1A 1.340%, 3/17/53§	245,472	216,016
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	71,949	66,151
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	101,464
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	4,101	4,089
Series 2021-C A3 0.430%, 1/15/26	680,602	655,108
United Auto Credit Securitization Trust,
Series 2022-1 B 2.100%, 3/10/25§	62,109	61,945
Series 2022-2 C 5.810%, 5/10/27§	255,000	251,308
Westlake Automobile Receivables Trust,
Series 2020-2A C 2.010%, 7/15/25§	18,102	18,077
Series 2020-3A C 1.240%, 11/17/25§	22,746	22,485
Series 2021-1A B 0.640%, 3/16/26§	45,851	45,730
Series 2021-2A B 0.620%, 7/15/26§	240,000	236,889
Series 2021-3A C 1.580%, 1/15/27§	855,000	807,647
Series 2023-1A C 5.740%, 8/15/28§	175,000	172,224
Wheels Fleet Lease Funding LLC,
Series 2023-1A A 5.800%, 4/18/38§	720,000	715,011
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	555	555
World Omni Automobile Lease Securitization Trust,
Series 2023-A A3 5.070%, 9/15/26	345,000	341,806
World Omni Select Auto Trust,
Series 2021-A B 0.850%, 8/16/27	300,000	278,763

Total Asset-Backed Securities		38,159,677

Commercial Mortgage-Backed Securities (2.1%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	200,771
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	526,715
Series 2021-BN36 A5 2.470%, 9/15/64	1,045,000	848,448
Series 2021-BN37 A5 2.618%, 11/15/64(l)	755,000	618,194
Series 2022-BNK40 A4 3.507%, 3/15/64(l)	400,000	346,413
BBCMS Mortgage Trust,
Series 2021-C12 A5 2.689%, 11/15/54	755,000	620,087
Series 2023-C20 A5 1.000%, 7/15/56(l)	285,000	293,257
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	780,000	617,188
Series 2021-B29 A5 2.388%, 9/15/54	695,000	557,103
Series 2021-B31 A5 2.669%, 12/15/54	605,000	493,873
Series 2023-V2 A3 5.812%, 5/15/55(l)	470,000	471,560
BPR Trust,
Series 2021-NRD A 6.627%, 12/15/38(l)§	420,000	404,450
Series 2022-OANA A 7.045%, 4/15/37(l)§	310,000	300,741
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	241,920
Series 2014-USA A2 3.953%, 9/15/37§	575,000	495,655
DROP Mortgage Trust,
Series 2021-FILE A 6.343%, 10/15/43(l)§	420,000	382,427
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	224,266
Series K-F107 AS 5.291%, 3/25/28(l)	862,285	854,989
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A 2.954%, 11/5/34§	305,000	191,177
Series 2013-PEMB A 3.668%, 3/5/33(l)§	140,000	122,915
Hudsons Bay Simon JV Trust,
Series 2015-HB7 A7 3.914%, 8/5/34§	120,000	106,920
Med Trust,
Series 2021-MDLN A 6.144%, 11/15/38(l)§	716,561	694,185
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11 A4 4.284%, 8/15/46(l)	735,000	710,566
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	219,879
Series 2021-L7 A5 2.574%, 10/15/54	775,000	616,145
SCOTT Trust,
Series 2023-SFS A 5.910%, 3/15/40§	480,000	472,957

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SPGN Mortgage Trust,
Series 2022-TFLM A 6.697%, 2/15/39(l)§	$760,000	$727,412
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4 2.118%, 8/15/53	355,000	287,283
Series 2020-C58 A4 2.092%, 7/15/53	100,000	79,245
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,235,397
Series 2021-C61 A4 2.658%, 11/15/54	1,100,000	894,840
Series 2022-C62 A4 4.000%, 4/15/55(l)	715,000	642,235

Total Commercial Mortgage-Backed Securities		15,499,213

Convertible Bond (0.2%)
Information Technology (0.2%)
Technology Hardware, Storage & Peripherals (0.2%)
Western Digital Corp. 1.500%, 2/1/24(e)	1,900,000	1,842,050

Total Information Technology		1,842,050

Total Convertible Bond		1,842,050

Corporate Bonds (28.2%)
Communication Services (1.6%)
Diversified Telecommunication Services (0.6%)
Altice France SA 8.125%, 2/1/27§	200,000	169,500
AT&T, Inc. 5.400%, 2/15/34	505,000	504,845
Bell Canada (The) 5.100%, 5/11/33	725,000	715,623
CCO Holdings LLC 5.500%, 5/1/26§	144,000	140,400
6.375%, 9/1/29§	409,000	383,438
4.750%, 3/1/30§	112,000	95,577
4.750%, 2/1/32§	228,000	184,915
4.500%, 5/1/32	496,000	393,080
4.500%, 6/1/33§	504,000	394,380
Level 3 Financing, Inc. 4.250%, 7/1/28§	267,000	172,191
Lumen Technologies, Inc. 5.125%, 12/15/26§	370,000	255,300
5.375%, 6/15/29§	340,000	173,400
Sprint Capital Corp. 8.750%, 3/15/32	207,000	250,257
Windstream Escrow LLC 7.750%, 8/15/28§	295,000	244,113
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	350,000	245,875
6.125%, 3/1/28§	364,000	225,680

		4,548,574

Entertainment (0.3%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	344,000	249,125
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	214,000	210,790
6.500%, 5/15/27§	230,000	231,265
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	915,000	902,868
Warnermedia Holdings, Inc. 5.141%, 3/15/52	370,000	298,991

		1,893,039

Interactive Media & Services (0.0%)†
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	253,000	75,900

Media (0.7%)
Cox Communications, Inc. 5.450%, 9/15/28§	410,000	409,129
CSC Holdings LLC 11.250%, 5/15/28§	200,000	193,946
5.750%, 1/15/30§	258,000	121,260
Gray Escrow II, Inc. 5.375%, 11/15/31§	217,000	141,050
Gray Television, Inc. 5.875%, 7/15/26§	185,000	162,800
4.750%, 10/15/30§	286,000	193,136
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	373,000	318,359
Nexstar Media, Inc. 5.625%, 7/15/27§	515,000	478,950
Outfront Media Capital LLC 5.000%, 8/15/27§	507,000	458,125
Sinclair Television Group, Inc. 5.500%, 3/1/30§	255,000	146,676
Sirius XM Radio, Inc. 3.125%, 9/1/26§	372,000	332,940
3.875%, 9/1/31§	360,000	276,941
Stagwell Global LLC 5.625%, 8/15/29§	446,000	382,445
TEGNA, Inc. 4.750%, 3/15/26§	409,000	388,550
5.000%, 9/15/29	177,000	152,220
Univision Communications, Inc. 7.375%, 6/30/30§	353,000	335,456
Videotron Ltd. 3.625%, 6/15/29§	175,000	150,062
VZ Secured Financing BV 5.000%, 1/15/32§	530,000	425,325
Ziggo Bond Co. BV 6.000%, 1/15/27§	348,000	316,680

		5,384,050

Wireless Telecommunication Services (0.0%)†
Sprint LLC 7.625%, 3/1/26	160,000	166,030

Total Communication Services		12,067,593

Consumer Discretionary (3.2%)
Automobile Components (0.2%)
Aptiv plc 3.100%, 12/1/51	260,000	161,398

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Clarios Global LP 6.750%, 5/15/28§	$339,000	$337,305
Denso Corp. 1.239%, 9/16/26§	565,000	496,931
Icahn Enterprises LP 6.375%, 12/15/25	195,000	180,921

		1,176,555

Automobiles (0.4%)
Ford Motor Co. 6.625%, 10/1/28	241,000	247,273
General Motors Co. 5.200%, 4/1/45	2,030,000	1,728,951
Hyundai Capital America 2.100%, 9/15/28§	285,000	238,285
5.700%, 6/26/30§	375,000	372,112
Kia Corp. 1.000%, 4/16/24§	200,000	192,282
Volkswagen Group of America Finance LLC
3.350%, 5/13/25§	315,000	301,564

		3,080,467

Broadline Retail (0.1%)
Getty Images, Inc. 9.750%, 3/1/27§	780,000	770,250
K2016470219 South Africa Ltd. 3.000%, 12/1/26 PIK(r)§	245,575	—
Prosus NV 4.987%, 1/19/52§	275,000	196,400

		966,650

Distributors (0.2%)
Ferguson Finance plc 4.650%, 4/20/32§	375,000	349,340
LKQ Corp. 5.750%, 6/15/28§	360,000	357,531
Ritchie Bros Holdings, Inc. 7.750%, 3/15/31§	196,000	203,840
Windsor Holdings III LLC 8.500%, 6/15/30§	480,000	478,848

		1,389,559

Diversified Consumer Services (0.0%)†
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	193,644

Hotels, Restaurants & Leisure (0.9%)
1011778 BC ULC 5.750%, 4/15/25§	220,000	219,450
3.875%, 1/15/28§	136,000	123,760
Caesars Entertainment, Inc. 6.250%, 7/1/25§	534,000	531,330
4.625%, 10/15/29§	207,000	180,608
7.000%, 2/15/30§	89,000	89,111
Carnival Corp. 6.000%, 5/1/29§	437,000	388,930
CDI Escrow Issuer, Inc. 5.750%, 4/1/30§	431,000	401,908
CEC Entertainment LLC 6.750%, 5/1/26§	273,000	260,033
Churchill Downs, Inc. 5.500%, 4/1/27§	246,000	234,930
Dave & Buster’s, Inc. 7.625%, 11/1/25§	414,000	420,210
Expedia Group, Inc. 6.250%, 5/1/25§	290,000	290,621
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	233,000	229,505
3.625%, 2/15/32§	489,000	407,704
Hyatt Hotels Corp. 5.750%, 1/30/27	375,000	374,416
Life Time, Inc. 5.750%, 1/15/26§	396,000	385,110
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	300,000	237,375
NCL Corp. Ltd. 8.375%, 2/1/28§	240,000	250,800
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	431,000	402,985
11.625%, 8/15/27§	210,000	228,490
Scientific Games Holdings LP 6.625%, 3/1/30§	267,000	234,292
Six Flags Entertainment Corp. 7.250%, 5/15/31§	210,000	204,487
Station Casinos LLC 4.500%, 2/15/28§	338,000	302,510
4.625%, 12/1/31§	281,000	236,743
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	352,000	320,661
Yum! Brands, Inc. 5.375%, 4/1/32	256,000	241,920

		7,197,889

Household Durables (0.2%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	403,000	372,775
M.D.C. Holdings, Inc. 3.966%, 8/6/61	485,000	288,947
Newell Brands, Inc. 6.625%, 9/15/29	160,000	153,174
Whirlpool Corp. 5.500%, 3/1/33	400,000	398,277

		1,213,173

Leisure Products (0.1%)
Brunswick Corp. 0.850%, 8/18/24	780,000	732,386
4.400%, 9/15/32	120,000	103,149

		835,535

Specialty Retail (1.0%)
Asbury Automotive Group, Inc. 4.750%, 3/1/30	102,000	90,525
5.000%, 2/15/32§	266,000	230,755
AutoNation, Inc. 3.500%, 11/15/24	170,000	163,672
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	365,000	250,970
LBM Acquisition LLC 6.250%, 1/15/29§	374,000	308,550
LCM Investments Holdings II LLC
4.875%, 5/1/29§	250,000	212,500

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Lowe’s Cos., Inc. 5.625%, 4/15/53	$5,096,000	$5,072,475
Sonic Automotive, Inc. 4.875%, 11/15/31§	237,000	193,748
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	526,000	497,070
SRS Distribution, Inc. 4.625%, 7/1/28§	232,000	207,640
6.000%, 12/1/29§	312,000	267,805
White Cap Buyer LLC 6.875%, 10/15/28§	337,000	305,406

		7,801,116

Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc. 4.125%, 8/15/31§	212,000	170,660
Hanesbrands, Inc. 9.000%, 2/15/31§	238,000	239,885

		410,545

Total Consumer Discretionary		24,265,133

Consumer Staples (1.1%)
Beverages (0.1%)
Coca-Cola Europacific Partners plc
0.800%, 5/3/24§	505,000	483,489
Primo Water Holdings, Inc. 4.375%, 4/30/29§	233,000	199,646

		683,135

Consumer Staples Distribution & Retail (0.4%)
Albertsons Cos., Inc. 3.250%, 3/15/26§	212,000	196,100
Dollar General Corp. 5.450%, 7/5/33	1,060,000	1,048,561
Performance Food Group, Inc. 6.875%, 5/1/25§	231,000	230,709
5.500%, 10/15/27§	115,000	110,831
United Natural Foods, Inc. 6.750%, 10/15/28§	300,000	247,725
US Foods, Inc. 6.250%, 4/15/25§	155,000	155,000
4.625%, 6/1/30§	297,000	265,444
Walgreens Boots Alliance, Inc. 0.950%, 11/17/23	770,000	755,540

		3,009,910

Food Products (0.3%)
B&G Foods, Inc. 5.250%, 4/1/25	218,000	208,083
Cargill, Inc. 4.500%, 6/24/26§	285,000	280,561
JBS USA LUX SA 6.500%, 12/1/52§	330,000	311,785
Mondelez International Holdings Netherlands BV
2.250%, 9/19/24§	240,000	229,499
Post Holdings, Inc. 5.750%, 3/1/27§	117,000	113,782
4.625%, 4/15/30§	137,000	119,704
4.500%, 9/15/31§	361,000	306,904
Sigma Holdco BV 7.875%, 5/15/26§	219,000	182,865
Simmons Foods, Inc. 4.625%, 3/1/29§	455,000	364,000
Viterra Finance BV 2.000%, 4/21/26§	225,000	200,494

		2,317,677

Household Products (0.1%)
Central Garden & Pet Co. 4.125%, 10/15/30	76,000	63,645
Energizer Holdings, Inc. 4.750%, 6/15/28§	327,000	289,804
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	187,000	165,538
Spectrum Brands, Inc. 5.750%, 7/15/25	80,000	79,592
5.500%, 7/15/30§	50,000	45,625
3.875%, 3/15/31§	284,000	232,880

		877,084

Personal Care Products (0.1%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	189,000	170,100
Prestige Brands, Inc. 3.750%, 4/1/31§	410,000	339,275

		509,375

Tobacco (0.1%)
Philip Morris International, Inc. 5.125%, 2/15/30	755,000	747,058
Reynolds American, Inc. 4.850%, 9/15/23	310,000	309,179

		1,056,237

Total Consumer Staples		8,453,418

Energy (2.6%)
Energy Equipment & Services (0.1%)
Precision Drilling Corp. 7.125%, 1/15/26§	195,000	191,588
Transocean, Inc. 8.750%, 2/15/30§	185,000	187,775

		379,363

Oil, Gas & Consumable Fuels (2.5%)
Aethon United BR LP 8.250%, 2/15/26§	357,000	347,183
Antero Resources Corp. 7.625%, 2/1/29§	155,000	156,937
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	356,000	343,095
Blue Racer Midstream LLC 7.625%, 12/15/25§	259,000	261,214
6.625%, 7/15/26§	255,000	250,566
BP Capital Markets America, Inc. 4.893%, 9/11/33	355,000	350,489
Callon Petroleum Co. 7.500%, 6/15/30§	166,000	156,040
ConocoPhillips Co. 5.300%, 5/15/53	485,000	492,207

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Crescent Energy Finance LLC 7.250%, 5/1/26§	$376,000	$352,041
Crestwood Midstream Partners LP
5.625%, 5/1/27§	140,000	132,300
6.000%, 2/1/29§	509,000	475,279
7.375%, 2/1/31§	206,000	203,425
CrownRock LP 5.625%, 10/15/25§	390,000	383,175
Delek Logistics Partners LP 6.750%, 5/15/25	380,000	372,104
7.125%, 6/1/28§	235,000	216,787
Devon Energy Corp. 7.875%, 9/30/31	580,000	654,324
Diamondback Energy, Inc. 6.250%, 3/15/33	3,370,000	3,469,555
Enbridge, Inc. 5.700%, 3/8/33	700,000	708,047
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	249,000	226,590
Energy Transfer LP 7.500%, 7/1/38	170,000	185,151
Genesis Energy LP 8.000%, 1/15/27	133,000	129,342
7.750%, 2/1/28	572,000	540,540
Gray Oak Pipeline LLC 2.000%, 9/15/23§	335,000	332,370
Hess Corp. 7.875%, 10/1/29	200,000	221,528
7.300%, 8/15/31	360,000	393,615
Holly Energy Partners LP 5.000%, 2/1/28§	255,000	233,963
Kinder Morgan Energy Partners LP
4.150%, 2/1/24	225,000	222,554
Kinetik Holdings LP 5.875%, 6/15/30§	423,000	402,379
New Fortress Energy, Inc. 6.750%, 9/15/25§	4,040,000	3,790,025
NuStar Logistics LP 5.750%, 10/1/25	213,000	206,610
6.000%, 6/1/26	165,000	159,637
Occidental Petroleum Corp. 6.450%, 9/15/36	200,000	204,866
Ovintiv, Inc. 6.250%, 7/15/33	165,000	162,607
Permian Resources Operating LLC
5.875%, 7/1/29§	194,000	182,360
Pioneer Natural Resources Co. 5.100%, 3/29/26	480,000	476,693
Southwestern Energy Co. 4.750%, 2/1/32	216,000	189,486
Summit Midstream Holdings LLC
9.000%, 10/15/26(e)(k)§	338,000	328,282
Sunoco LP 4.500%, 4/30/30	407,000	353,073
Targa Resources Corp. 6.500%, 2/15/53	755,000	763,792

		19,030,231

Total Energy		19,409,594

Financials (9.7%)
Banks (3.8%)
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26(k)§	695,000	705,674
ANZ New Zealand Int’l Ltd. 2.166%, 2/18/25§	455,000	428,827
ASB Bank Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 5.284%, 6/17/32(k)§	485,000	463,269
Bank of America Corp.
(SOFR + 1.33%), 3.384%, 4/2/26(k)	730,000	699,131
(SOFR + 1.91%), 5.288%, 4/25/34(k)	545,000	539,901
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	365,000	362,828
Bank of New Zealand 2.000%, 2/21/25§	250,000	234,713
2.285%, 1/27/27§	605,000	545,526
Bank of Nova Scotia (The) 5.250%, 6/12/28	760,000	753,402
Banque Federative du Credit Mutuel SA
2.375%, 11/21/24§	240,000	227,753
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.335%, 6/12/29(k)§	1,070,000	1,055,872
Canadian Imperial Bank of Commerce
3.945%, 8/4/25	200,000	193,320
5.001%, 4/28/28	610,000	596,459
Citigroup, Inc.
(SOFR + 2.66%), 6.174%, 5/25/34(k)	650,000	653,074
Citizens Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	615,000	523,016
Comerica Bank 2.500%, 7/23/24	250,000	233,463
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29(k)§	485,000	478,248
Credit Agricole SA
(SOFR + 1.68%), 1.907%, 6/16/26(k)§	335,000	307,931
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.976%, 9/10/25(k)§	1,150,000	1,072,832

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26(k)§	$350,000	$312,854
Federation des Caisses Desjardins du Quebec
5.700%, 3/14/28§	750,000	748,648
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.19%), 6.361%, 10/27/28(k)	995,000	987,842
Huntington National Bank (The) 5.650%, 1/10/30	295,000	281,473
Intesa Sanpaolo SpA 7.000%, 11/21/25§	445,000	447,697
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54(k)§	460,000	457,670
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25(k)	1,530,000	1,522,134
KeyBank NA 5.850%, 11/15/27	370,000	347,400
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34(k)	1,065,000	1,062,914
National Australia Bank Ltd. 4.900%, 6/13/28	845,000	836,345
National Bank of Canada 0.750%, 8/6/24	1,580,000	1,491,061
Nordea Bank Abp 1.500%, 9/30/26§	860,000	751,790
PNC Financial Services Group, Inc. (The)
(SOFR + 1.84%), 5.582%, 6/12/29(k)	1,525,000	1,518,443
Royal Bank of Canada 5.000%, 5/2/33	360,000	350,136
Santander Holdings USA, Inc. 3.450%, 6/2/25	320,000	301,338
(SOFR + 2.70%), 6.565%, 6/12/29(k)	765,000	750,921
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26(k)	270,000	270,135
Societe Generale SA 2.625%, 1/22/25§	240,000	225,296
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.58%), 6.296%, 7/6/34(k)§	620,000	619,497
Sumitomo Mitsui Financial Group, Inc.
1.902%, 9/17/28	345,000	288,968
Sumitomo Mitsui Trust Bank Ltd.
2.550%, 3/10/25§	365,000	345,074
Svenska Handelsbanken AB 5.500%, 6/15/28§	1,065,000	1,043,350
Swedbank AB 5.472%, 6/15/26§	760,000	753,404
Truist Financial Corp.
(SOFR + 1.85%), 5.122%, 1/26/34(k)	660,000	622,308
(SOFR + 2.36%), 5.867%, 6/8/34(k)	300,000	300,051
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§	350,000	315,466
US Bancorp
(SOFR + 2.02%), 5.775%, 6/12/29(k)	635,000	634,784
Wells Fargo & Co.
(SOFR + 1.56%), 4.540%, 8/15/26(k)	895,000	873,940
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.68%), 5.405%, 8/10/33(k)	425,000	402,677

		28,938,855

Capital Markets (1.8%)
Ares Capital Corp. 4.250%, 3/1/25	695,000	661,255
2.875%, 6/15/28	475,000	392,538
Ares Finance Co. IV LLC 3.650%, 2/1/52§	460,000	294,914
Aretec Escrow Issuer, Inc. 7.500%, 4/1/29§	171,000	146,205
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	450,000	385,086
Bank of New York Mellon Corp. (The)
1.050%, 10/15/26	310,000	270,782
(SOFR + 1.03%), 4.947%, 4/26/27(k)	805,000	793,763
Barings BDC, Inc. 3.300%, 11/23/26	170,000	148,303
BlackRock, Inc. 4.750%, 5/25/33	540,000	530,304
Blackstone Private Credit Fund 2.625%, 12/15/26	1,105,000	936,276
Blackstone Secured Lending Fund
2.850%, 9/30/28	385,000	314,465
Blue Owl Finance LLC 4.375%, 2/15/32§	365,000	289,257
Credit Suisse AG 5.000%, 7/9/27	425,000	408,382
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26(k)	350,000	346,103
(SOFR + 3.18%), 6.720%, 1/18/29(k)	290,000	289,911
FS KKR Capital Corp. 3.125%, 10/12/28	365,000	296,960
Golub Capital BDC, Inc. 2.500%, 8/24/26	3,605,000	3,107,397

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Hercules Capital, Inc. 3.375%, 1/20/27	$525,000	$453,715
Macquarie Group Ltd.
(SOFR + 2.38%), 5.887%, 6/15/34(k)§	500,000	491,065
Main Street Capital Corp. 3.000%, 7/14/26	580,000	509,495
Morgan Stanley Direct Lending Fund
4.500%, 2/11/27	340,000	319,302
Nasdaq, Inc. 5.950%, 8/15/53	195,000	199,561
Owl Rock Capital Corp. 3.750%, 7/22/25	260,000	240,533
OWL Rock Core Income Corp. 5.500%, 3/21/25	185,000	177,728
7.750%, 9/16/27§	120,000	119,224
7.950%, 6/13/28§	615,000	615,861
Owl Rock Technology Finance Corp.
4.750%, 12/15/25§	820,000	747,902

		13,486,287

Consumer Finance (1.5%)
AerCap Ireland Capital DAC 3.150%, 2/15/24	155,000	152,025
Ally Financial, Inc. 7.100%, 11/15/27	610,000	614,505
(SOFR + 3.26%), 6.992%, 6/13/29(k)	135,000	133,319
American Express Co.
(SOFR + 1.84%), 5.043%, 5/1/34(k)	715,000	694,957
American Honda Finance Corp. 4.600%, 4/17/30	610,000	595,666
Avolon Holdings Funding Ltd. 5.500%, 1/15/26§	390,000	377,621
Bread Financial Holdings, Inc. 4.750%, 12/15/24§	234,000	228,880
7.000%, 1/15/26§	266,000	248,710
Capital One Financial Corp.
(SOFR + 0.69%), 1.343%, 12/6/24(k)	575,000	560,320
(SOFR + 2.64%), 6.312%, 6/8/29(k)	1,005,000	998,950
Ford Motor Credit Co. LLC 2.300%, 2/10/25	268,000	249,910
6.950%, 6/10/26	200,000	201,128
4.950%, 5/28/27	250,000	235,300
7.350%, 3/6/30	200,000	203,500
4.000%, 11/13/30	410,000	347,475
General Motors Financial Co., Inc.
6.050%, 10/10/25	1,075,000	1,077,203
GGAM Finance Ltd. 8.000%, 6/15/28§	410,000	410,209
Harley-Davidson Financial Services, Inc.
6.500%, 3/10/28§	905,000	906,996
Hyundai Capital Services, Inc. 2.125%, 4/24/25§	270,000	252,453
John Deere Capital Corp. 4.700%, 6/10/30	1,065,000	1,058,083
Synchrony Financial 4.875%, 6/13/25	615,000	584,065
Toyota Motor Credit Corp. 4.550%, 5/17/30	1,080,000	1,053,896

		11,185,171

Financial Services (0.8%)
Antares Holdings LP 3.750%, 7/15/27§	625,000	520,814
Armor Holdco, Inc. 8.500%, 11/15/29§	206,000	173,555
Element Fleet Management Corp.
3.850%, 6/15/25§	110,000	103,978
6.271%, 6/26/26§	650,000	647,524
Freedom Mortgage Corp. 8.250%, 4/15/25§	392,000	382,690
6.625%, 1/15/27§	218,000	188,570
Global Payments, Inc. 1.500%, 11/15/24	450,000	422,702
Jackson Financial, Inc. 4.000%, 11/23/51	230,000	155,878
LSEGA Financing plc 0.650%, 4/6/24§	865,000	828,843
ORIX Corp. 3.250%, 12/4/24	230,000	220,806
PHH Mortgage Corp. 7.875%, 3/15/26§	185,000	164,650
Rocket Mortgage LLC 2.875%, 10/15/26§	189,000	166,320
Shift4 Payments LLC 4.625%, 11/1/26§	486,000	449,550
Synchrony Bank 5.400%, 8/22/25	465,000	443,736
United Wholesale Mortgage LLC
5.500%, 4/15/29§	729,000	625,118
Verscend Escrow Corp. 9.750%, 8/15/26§	677,000	677,846
Western Union Co. (The) 1.350%, 3/15/26	175,000	154,742

		6,327,322

Insurance (1.8%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	252,000	237,223
Arthur J Gallagher & Co. 3.050%, 3/9/52	525,000	332,157
Assurant, Inc. 4.200%, 9/27/23	28,000	27,865
Athene Holding Ltd. 6.650%, 2/1/33	130,000	131,178
Brighthouse Financial Global Funding
1.200%, 12/15/23§	335,000	327,560
1.750%, 1/13/25§	85,000	79,161
BroadStreet Partners, Inc. 5.875%, 4/15/29§	286,000	246,097
CNO Global Funding 2.650%, 1/6/29§	775,000	648,527
F&G Annuities & Life, Inc. 7.400%, 1/13/28§	495,000	490,347
F&G Global Funding 5.150%, 7/7/25§	485,000	471,414
2.000%, 9/20/28§	260,000	214,168

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Five Corners Funding Trust III 5.791%, 2/15/33§	$510,000	$514,552
GA Global Funding Trust 1.250%, 12/8/23§	255,000	248,669
2.250%, 1/6/27§	775,000	685,772
Great-West Lifeco US Finance 2020 LP
0.904%, 8/12/25§	160,000	143,023
Hill City Funding Trust 4.046%, 8/15/41§	350,000	237,538
HUB International Ltd. 7.000%, 5/1/26§	416,000	413,754
Jackson National Life Global Funding
1.750%, 1/12/25§	600,000	556,663
5.500%, 1/9/26§	490,000	477,477
Marsh & McLennan Cos., Inc. 2.250%, 11/15/30	300,000	247,980
MassMutual Global Funding II 5.050%, 6/14/28§	1,066,000	1,057,416
Met Tower Global Funding 0.700%, 4/5/24§	860,000	827,494
New York Life Global Funding 4.900%, 6/13/28§	655,000	647,945
Northwestern Mutual Global Funding
4.900%, 6/12/28§	775,000	766,988
Principal Life Global Funding II 0.750%, 4/12/24§	550,000	527,705
Protective Life Global Funding 0.781%, 7/5/24§	630,000	599,094
4.714%, 7/6/27§	660,000	641,326
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.750%, 3/1/53(k)	295,000	295,737
Reliance Standard Life Global Funding II
3.850%, 9/19/23§	150,000	149,319
RGA Global Funding 2.700%, 1/18/29§	520,000	447,819
Travelers Cos., Inc. (The) 5.450%, 5/25/53	225,000	233,963
Trustage Financial Group, Inc. 4.625%, 4/15/32§	290,000	254,440

		13,180,371

Total Financials		73,118,006

Health Care (1.2%)
Biotechnology (0.0%)†
Grifols Escrow Issuer SA 4.750%, 10/15/28§	210,000	181,650

Health Care Equipment & Supplies (0.2%)
Garden Spinco Corp. 8.625%, 7/20/30§	219,000	235,425
GE HealthCare Technologies, Inc.
5.550%, 11/15/24	620,000	616,518
Medline Borrower LP 3.875%, 4/1/29§	290,000	251,430
5.250%, 10/1/29§	378,000	327,915
Varex Imaging Corp. 7.875%, 10/15/27§	198,000	196,020

		1,627,308

Health Care Providers & Services (0.5%)
AdaptHealth LLC 6.125%, 8/1/28§	229,000	198,657
5.125%, 3/1/30§	250,000	202,575
CVS Health Corp. 5.875%, 6/1/53	570,000	585,373
Fortrea Holdings, Inc. 7.500%, 7/1/30§	93,000	95,191
HealthEquity, Inc. 4.500%, 10/1/29§	418,000	366,795
Heartland Dental LLC 10.500%, 4/30/28§	214,000	212,395
Humana, Inc. 0.650%, 8/3/23	1,100,000	1,095,425
McKesson Corp. 1.300%, 8/15/26	245,000	216,702
Tenet Healthcare Corp. 4.875%, 1/1/26	335,000	325,694
6.125%, 6/15/30	220,000	216,766
US Acute Care Solutions LLC 6.375%, 3/1/26§	359,000	307,394

		3,822,967

Health Care Technology (0.1%)
IQVIA, Inc. 5.000%, 10/15/26§	200,000	192,000
5.700%, 5/15/28§	550,000	544,407

		736,407

Pharmaceuticals (0.4%)
1375209 BC Ltd. 9.000%, 1/30/28§	99,000	99,032
Bausch Health Cos., Inc. 5.500%, 11/1/25§	493,000	434,432
11.000%, 9/30/28§	206,000	144,715
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27§	384,000	353,280
3.500%, 4/1/30§	295,000	238,950
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	405,000	368,550
Johnson & Johnson 3.400%, 1/15/38	405,000	352,610
Organon & Co. 5.125%, 4/30/31§	200,000	164,500
Pfizer Investment Enterprises Pte. Ltd. 5.300%, 5/19/53	485,000	503,874

		2,659,943

Total Health Care		9,028,275

Industrials (2.4%)
Aerospace & Defense (0.2%)
Huntington Ingalls Industries, Inc. 0.670%, 8/16/23	1,525,000	1,515,513
Rolls-Royce plc 5.750%, 10/15/27§	400,000	389,000

		1,904,513

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Building Products (0.3%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	$80,000	$78,942
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	181,000	171,045
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	220,000	170,500
Emerald Debt Merger Sub LLC 6.625%, 12/15/30§	332,000	328,471
Fortune Brands Innovations, Inc. 5.875%, 6/1/33	385,000	385,820
4.500%, 3/25/52	345,000	266,296
JELD-WEN, Inc. 6.250%, 5/15/25§	207,000	208,505
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	232,000	211,120
Standard Industries, Inc. 4.375%, 7/15/30§	278,000	240,206
Summit Materials LLC 5.250%, 1/15/29§	178,000	167,699

		2,228,604

Commercial Services & Supplies (0.7%)
ACCO Brands Corp. 4.250%, 3/15/29§	369,000	309,960
ADT Security Corp. (The) 4.875%, 7/15/32§	405,000	345,262
Allied Universal Holdco LLC 6.625%, 7/15/26§	512,000	484,530
9.750%, 7/15/27§	474,000	417,120
6.000%, 6/1/29§	48,000	35,280
Aramark Services, Inc. 5.000%, 4/1/25§	360,000	354,726
6.375%, 5/1/25§	304,000	303,620
Garda World Security Corp. 9.500%, 11/1/27§	560,000	537,600
6.000%, 6/1/29§	405,000	330,075
GFL Environmental, Inc. 5.125%, 12/15/26§	296,000	284,530
Madison IAQ LLC 5.875%, 6/30/29§	125,000	101,250
Matthews International Corp. 5.250%, 12/1/25§	765,000	732,487
Neptune Bidco US, Inc. 9.290%, 4/15/29§	237,000	217,744
OPENLANE, Inc. 5.125%, 6/1/25§	118,000	115,198
Waste Management, Inc. 4.625%, 2/15/30	540,000	531,418

		5,100,800

Construction & Engineering (0.1%)
Dycom Industries, Inc. 4.500%, 4/15/29§	348,000	314,940
Pike Corp. 5.500%, 9/1/28§	322,000	288,995
Weekley Homes LLC 4.875%, 9/15/28§	196,000	175,420

		779,355

Ground Transportation (0.6%)
Burlington Northern Santa Fe LLC 5.200%, 4/15/54	760,000	772,933
EquipmentShare.com, Inc. 9.000%, 5/15/28§	130,000	125,938
ERAC USA Finance LLC 5.400%, 5/1/53§	295,000	291,442
NESCO Holdings II, Inc. 5.500%, 4/15/29§	453,000	406,568
Penske Truck Leasing Co. LP 5.550%, 5/1/28§	815,000	803,241
Ryder System, Inc. 3.350%, 9/1/25	160,000	151,861
5.650%, 3/1/28	195,000	194,910
5.250%, 6/1/28	260,000	256,917
Triton Container International Ltd. 0.800%, 8/1/23§	790,000	786,188
Watco Cos. LLC 6.500%, 6/15/27§	638,000	607,695
Williams Scotsman International, Inc. 6.125%, 6/15/25§	16,000	15,880
XPO Escrow Sub LLC 7.500%, 11/15/27§	309,000	312,956
XPO, Inc. 7.125%, 6/1/31§	227,000	226,433

		4,952,962

Machinery (0.2%)
ATS Corp. 4.125%, 12/15/28§	324,000	289,980
Chart Industries, Inc. 7.500%, 1/1/30§	247,000	251,372
CNH Industrial Capital LLC 3.950%, 5/23/25	795,000	769,005

		1,310,357

Professional Services (0.2%)
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29§	315,000	277,745
Equifax, Inc. 5.100%, 6/1/28	765,000	753,996
Science Applications International Corp. 4.875%, 4/1/28§	261,000	242,730

		1,274,471

Trading Companies & Distributors (0.1%)
Air Lease Corp. 1.875%, 8/15/26	300,000	265,726
Aircastle Ltd. 2.850%, 1/26/28§	450,000	382,773
WESCO Distribution, Inc. 7.125%, 6/15/25§	60,000	60,366
7.250%, 6/15/28§	380,000	387,676

		1,096,541

Total Industrials		18,647,603

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (2.6%)
Communications Equipment (0.2%)
CommScope Technologies LLC 6.000%, 6/15/25§	$267,000	$248,251
CommScope, Inc. 6.000%, 3/1/26§	479,000	446,668
8.250%, 3/1/27§	287,000	228,610
4.750%, 9/1/29§	436,000	340,080

		1,263,609

Electronic Equipment, Instruments & Components (0.3%)
Avnet, Inc. 6.250%, 3/15/28	680,000	685,379
5.500%, 6/1/32	275,000	260,753
CDW LLC 3.276%, 12/1/28	725,000	627,770
Coherent Corp. 5.000%, 12/15/29§	181,000	162,900
Flex Ltd. 6.000%, 1/15/28	370,000	375,757
Likewize Corp. 9.750%, 10/15/25§	249,000	235,928
Sensata Technologies, Inc. 3.750%, 2/15/31§	228,000	193,800

		2,542,287

IT Services (0.3%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	293,000	237,327
DXC Technology Co. 2.375%, 9/15/28	790,000	655,667
International Business Machines Corp. 4.500%, 2/6/28	255,000	249,526
ION Trading Technologies Sarl 5.750%, 5/15/28§	400,000	344,144
Northwest Fiber LLC 6.000%, 2/15/28§	141,000	111,390
Presidio Holdings, Inc. 8.250%, 2/1/28§	254,000	240,805
Unisys Corp. 6.875%, 11/1/27§	410,000	295,306

		2,134,165

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom, Inc. 4.000%, 4/15/29§	375,000	345,546
Microchip Technology, Inc. 2.670%, 9/1/23	115,000	114,380
Micron Technology, Inc. 6.750%, 11/1/29	725,000	753,601
Qorvo, Inc. 1.750%, 12/15/24§	165,000	152,790
Texas Instruments, Inc. 5.000%, 3/14/53	380,000	383,360

		1,749,677

Software (1.2%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	373,000	363,675
Alteryx, Inc. 8.750%, 3/15/28§	296,000	290,021
AthenaHealth Group, Inc. 6.500%, 2/15/30§	508,000	427,330
Black Knight InfoServ LLC 3.625%, 9/1/28§	172,000	154,545
Boxer Parent Co., Inc. 7.125%, 10/2/25§	300,000	299,883
Camelot Finance SA 4.500%, 11/1/26§	504,000	471,870
Capstone Borrower, Inc. 8.000%, 6/15/30§	188,000	185,652
Central Parent, Inc. 7.250%, 6/15/29§	218,000	215,002
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	562,000	495,263
Cloud Software Group, Inc. 6.500%, 3/31/29§	194,000	172,417
9.000%, 9/30/29§	317,000	275,790
Gen Digital, Inc. 5.000%, 4/15/25§	462,000	450,450
7.125%, 9/30/30§	267,000	266,666
Helios Software Holdings, Inc. 4.625%, 5/1/28§	334,000	283,482
Infor, Inc. 1.450%, 7/15/23§	80,000	79,814
McAfee Corp. 7.375%, 2/15/30§	528,000	459,202
NCR Corp. 5.000%, 10/1/28§	342,000	303,768
5.125%, 4/15/29§	501,000	443,385
Open Text Holdings, Inc. 4.125%, 12/1/31§	526,000	430,005
Oracle Corp. 3.850%, 7/15/36	170,000	141,257
Rocket Software, Inc. 6.500%, 2/15/29§	425,000	357,000
SS&C Technologies, Inc. 5.500%, 9/30/27§	636,000	608,970
VMware, Inc. 0.600%, 8/15/23	1,500,000	1,490,965
ZoomInfo Technologies LLC 3.875%, 2/1/29§	783,000	671,109

		9,337,521

Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC 3.375%, 12/15/41§	2,750,000	1,936,453
Hewlett Packard Enterprise Co. 5.250%, 7/1/28	730,000	722,110

		2,658,563

Total Information Technology		19,685,822

Materials (1.4%)
Chemicals (0.6%)
Avient Corp. 7.125%, 8/1/30§	283,000	284,723
Axalta Coating Systems LLC 4.750%, 6/15/27§	300,000	283,875
FMC Corp. 6.375%, 5/18/53	770,000	778,569

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
HB Fuller Co. 4.250%, 10/15/28	$308,000	$271,040
Illuminate Buyer LLC 9.000%, 7/1/28§	726,000	633,435
INEOS Quattro Finance 2 plc 3.375%, 1/15/26§	200,000	181,000
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	244,000	204,350
Minerals Technologies, Inc. 5.000%, 7/1/28§	359,000	327,139
NOVA Chemicals Corp. 4.875%, 6/1/24§	166,000	161,809
Nufarm Australia Ltd. 5.000%, 1/27/30§	334,000	294,154
Olin Corp. 5.625%, 8/1/29	298,000	286,318
Olympus Water US Holding Corp. 4.250%, 10/1/28§	402,000	316,575
6.250%, 10/1/29§	200,000	144,000
WR Grace Holdings LLC 5.625%, 8/15/29§	529,000	431,770

		4,598,757

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc. 4.000%, 5/17/25	280,000	269,875
ARD Finance SA 6.500%, 6/30/27 PIK§	410,000	332,100
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	210,000	165,375
Ardagh Packaging Finance plc 4.125%, 8/15/26§	400,000	371,116
Ball Corp. 6.875%, 3/15/28	238,000	242,041
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30§	324,000	283,500
Crown Americas LLC 5.250%, 4/1/30	256,000	243,840
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	345,000	292,412
LABL, Inc. 6.750%, 7/15/26§	298,000	292,040
10.500%, 7/15/27§	522,000	501,120
5.875%, 11/1/28§	189,000	171,045
Mauser Packaging Solutions Holding Co. 7.875%, 8/15/26§	302,000	299,653
9.250%, 4/15/27§	624,000	574,080
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	276,000	271,860
7.250%, 5/15/31§	211,000	213,637
Sealed Air Corp. 6.125%, 2/1/28§	150,000	148,892
Trivium Packaging Finance BV 5.500%, 8/15/26 (e)§	450,000	430,875

		5,103,461

Metals & Mining (0.1%)
First Quantum Minerals Ltd. 7.500%, 4/1/25§	720,000	717,458
Kaiser Aluminum Corp. 4.500%, 6/1/31§	313,000	248,835
Northern Star Resources Ltd. 6.125%, 4/11/33§	300,000	289,886

		1,256,179

Total Materials		10,958,397

Real Estate (1.2%)
Diversified REITs (0.1%)
VICI Properties LP (REIT) 4.625%, 6/15/25§	258,000	248,557

Health Care REITs (0.1%)
Healthpeak OP LLC (REIT) 5.250%, 12/15/32	580,000	562,477

Hotel & Resort REITs (0.1%)
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§	283,000	260,360
4.875%, 5/15/29§	400,000	344,552
XHR LP (REIT) 6.375%, 8/15/25§	291,000	284,816
4.875%, 6/1/29§	131,000	112,660

		1,002,388

Industrial REITs (0.1%)
Prologis LP (REIT) 5.250%, 6/15/53	670,000	651,503

Office REITs (0.1%)
Hudson Pacific Properties LP (REIT) 5.950%, 2/15/28	560,000	449,688
Office Properties Income Trust (REIT) 2.400%, 2/1/27	465,000	310,388
3.450%, 10/15/31	275,000	141,108
Piedmont Operating Partnership LP (REIT) 3.150%, 8/15/30	65,000	47,470

		948,654

Real Estate Management & Development (0.2%)
CBRE Services, Inc. 5.950%, 8/15/34	555,000	548,520
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	328,000	296,840
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	651,000	624,960
Howard Hughes Corp. (The) 4.375%, 2/1/31§	211,000	167,745

		1,638,065

Specialized REITs (0.5%)
American Tower Corp. (REIT) 5.250%, 7/15/28	725,000	714,531

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Equinix, Inc. (REIT) 2.500%, 5/15/31		$3,408,000	$2,764,903
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§		354,000	327,228

			3,806,662

Total Real Estate			8,858,306

Utilities (1.2%)
Electric Utilities (0.6%)
AEP Transmission Co. LLC
Series N 2.750%, 8/15/51		150,000	96,634
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62 (k)		395,000	315,720
Arizona Public Service Co. 5.550%, 8/1/33		615,000	616,028
Edison International 4.700%, 8/15/25		760,000	741,858
Entergy Corp. 0.900%, 9/15/25		145,000	130,208
Interstate Power & Light Co. 3.100%, 11/30/51		355,000	235,077
ITC Holdings Corp. 5.400%, 6/1/33§		515,000	509,098
New England Power Co. 2.807%, 10/6/50§		130,000	82,831
NextEra Energy Capital Holdings, Inc. 6.051%, 3/1/25 (k)		390,000	392,090
Northern States Power Co. 5.100%, 5/15/53		385,000	376,856
Public Service Electric & Gas Co. 2.700%, 5/1/50		40,000	25,736
Southern California Edison Co. 5.875%, 12/1/53		605,000	606,838
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50		75,000	51,787
Vistra Operations Co. LLC 5.125%, 5/13/25§		630,000	614,255

			4,795,016

Gas Utilities (0.2%)
CenterPoint Energy Resources Corp. 5.400%, 3/1/33		560,000	568,568
Southern California Gas Co. 5.750%, 6/1/53		385,000	385,168
Southwest Gas Corp. 3.180%, 8/15/51		405,000	260,256

			1,213,992

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 3.300%, 7/15/25§		110,000	103,579
5.450%, 6/1/28		665,000	652,922

			756,501

Multi-Utilities (0.2%)
Ameren Illinois Co. 4.950%, 6/1/33		310,000	305,884
DTE Energy Co. 4.220%, 11/1/24 (e)		775,000	758,057
Sempra Energy 3.700%, 4/1/29		255,000	232,314
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52 (k)		505,000	406,525

			1,702,780

Water Utilities (0.1%)
Solaris Midstream Holdings LLC 7.625%, 4/1/26§		488,000	470,920

Total Utilities			8,939,209

Total Corporate Bonds			213,431,356

Foreign Government Securities (12.5%)
Kingdom of Norway 3.000%, 3/14/24 (m)	NOK	401,560,000	37,120,506
Mex Bonos Desarr Fix Rt
Series M 8.000%, 7/31/53	MXN	134,800,000	7,140,691
Republic of South Africa
Series 2048 8.750%, 2/28/48	ZAR	367,700,000	14,180,544
Titulos de Tesoreria
Series B 7.250%, 10/26/50	COP	96,340,000,000	16,091,826
U.K. Treasury Bonds 3.750%, 10/22/53 (m)	GBP	17,850,000	20,160,667

Total Foreign Government Securities			94,694,234

Mortgage-Backed Securities (25.9%)
FHLMC UMBS 4.000%, 6/1/38		$7,604	7,344
4.000%, 8/1/48		110,035	104,649
4.000%, 11/1/48		6,275	5,962
4.000%, 2/1/49		50,134	47,601
4.000%, 7/1/49		236,820	224,579
4.000%, 12/1/49		6,521	6,174
2.500%, 5/1/50		351,026	298,884
2.500%, 6/1/50		375,505	319,726
2.000%, 11/1/50		268,374	219,989
2.500%, 3/1/52		3,780,276	3,207,516
2.500%, 4/1/52		5,942,199	5,037,702
3.000%, 4/1/52		2,813,313	2,477,136
4.000%, 7/1/52		14,922,013	14,007,349
5.500%, 12/1/52		2,861,546	2,850,338
FNMA UMBS 4.000%, 10/1/48		270,974	257,455
3.500%, 8/1/49		2,117,544	1,948,603
3.000%, 7/1/50		1,764,060	1,564,703
3.000%, 8/1/50		809,221	717,518
2.500%, 9/1/50		200,500	170,623
3.500%, 1/1/51		2,719,344	2,499,840
2.000%, 2/1/52		20,374,080	16,624,455
2.000%, 3/1/52		1,152,854	940,323
3.000%, 3/1/52		2,816,098	2,480,029
3.000%, 4/1/52		6,032,953	5,312,045

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 5/1/52	$2,894,992	$2,454,328
3.000%, 5/1/52	5,978,755	5,268,556
4.000%, 6/1/52	15,142,421	14,218,978
3.000%, 7/1/52	2,828,650	2,490,640
3.500%, 8/1/52	3,234,781	2,950,675
5.000%, 11/1/52	16,573,880	16,255,799
5.500%, 12/1/52	7,151,151	7,123,143
5.500%, 1/1/53	16,573,399	16,508,489
GNMA 3.500%, 12/20/49	547,137	510,818
3.000%, 5/20/52	3,370,472	3,010,157
3.000%, 6/20/52	3,276,326	2,926,076
5.000%, 10/20/52	4,190,340	4,124,249
5.500%, 10/20/52	13,008,161	12,955,370
5.000%, 2/20/53	7,344,262	7,219,247
5.500%, 2/20/53	4,307,302	4,291,167
5.000%, 3/20/53	7,944,241	7,811,495
5.500%, 4/20/53	10,026,802	9,986,110
5.500%, 5/20/53	5,338,996	5,317,329
5.000%, 6/20/53	5,880,000	5,778,072
5.500%, 6/20/53	3,420,000	3,406,120

Total Mortgage-Backed Securities		195,937,361

U.S. Treasury Obligations (22.6%)
U.S. Treasury Bonds 1.750%, 8/15/41	15,960,000	11,192,903
2.000%, 11/15/41	5,505,000	4,022,173
3.250%, 5/15/42	1,800,000	1,603,603
3.375%, 8/15/42	3,370,000	3,053,843
3.875%, 2/15/43	1,980,000	1,927,155
3.875%, 5/15/43	445,000	433,664
2.000%, 2/15/50	795,000	544,023
1.625%, 11/15/50	710,000	440,141
1.875%, 2/15/51	680,000	449,562
2.375%, 5/15/51	7,640,000	5,670,955
2.250%, 2/15/52	37,310,000	26,921,654
2.875%, 5/15/52	81,970,000	67,835,413
3.000%, 8/15/52	2,350,000	1,994,888
3.625%, 5/15/53	3,415,000	3,278,032
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.449%, 1/31/25(k)	4,830,000	4,835,620
4.250%, 5/31/25	5,335,000	5,267,064
3.875%, 12/31/27	3,595,000	3,543,376
3.625%, 3/31/28	3,915,000	3,822,480
3.500%, 4/30/28	6,890,000	6,691,721
3.625%, 5/31/28	6,235,000	6,096,568
4.125%, 11/15/32	4,410,000	4,503,966
3.375%, 5/15/33	7,250,000	6,988,356

Total U.S. Treasury Obligations		171,117,160

Total Long-Term Debt Securities (96.6%) (Cost $773,303,214)		730,681,051

Total Investments in Securities (96.6%) (Cost $773,303,214)		730,681,051
Other Assets Less Liabilities (3.4%)		25,486,318

Net Assets (100%)		$756,167,369

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2023, the market value of these securities amounted to $144,089,228 or 19.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2023, the market value or fair value, as applicable, of these securities amounted to $57,281,173 or 7.6% of net assets.

(r)	Fair value determined using significant unobservable inputs.

Glossary:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CME	— Chicago Mercantile Exchange
COP	— Colombian Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
OAT	— Obligations Assimilables du Trésor
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SOFR	— Secured Overnight Financing Rate
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	0.3%
Bermuda	0.1
Canada	1.5
China	0.0	#
Colombia	2.1
Denmark	0.1
Finland	0.1
France	0.3
Germany	0.2
Ireland	0.3
Italy	0.2
Japan	0.3
Luxembourg	0.1
Mexico	0.9
Netherlands	0.3
New Zealand	0.2
Norway	4.9
South Africa	1.9
South Korea	0.1
Spain	0.0	#
Sweden	0.2
Switzerland	0.1
United Arab Emirates	0.0	#
United Kingdom	3.1
United States	79.2
Zambia	0.1
Cash and Other	3.4

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-OAT	156	9/2023	EUR	21,857,173	(51,571)
Long Gilt	270	9/2023	GBP	32,678,370	(421,903)
U.S. Treasury 5 Year Note	1,400	9/2023	USD	149,931,250	(2,985,835)
U.S. Treasury 10 Year Note	28	9/2023	USD	3,143,438	(36,807)
U.S. Treasury 10 Year Ultra Note	433	9/2023	USD	51,283,438	(150,784)

					(3,646,900)

Short Contracts
Japan 10 Year Bond	(193)	9/2023	JPY	(198,691,223)	(645,811)

					(645,811)

					(4,292,711)

Forward Foreign Currency Contracts outstanding as of June 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	94,510,000	USD	18,889,533	HSBC Bank plc**	7/19/2023	795,854
CAD	55,240,000	USD	41,085,447	Citibank NA	7/25/2023	626,436
COP	128,940,000,000	USD	28,006,243	JPMorgan Chase Bank**	7/28/2023	2,651,433
USD	22,312,094	ZAR	421,500,000	HSBC Bank plc	8/15/2023	14,315
ZAR	292,500,000	USD	15,062,070	HSBC Bank plc	8/15/2023	411,478
AUD	28,200,000	USD	18,738,900	Goldman Sachs Bank USA	8/31/2023	78,122
AUD	27,640,000	USD	18,210,199	JPMorgan Chase Bank	8/31/2023	233,151
USD	18,630,590	AUD	27,450,000	Barclays Bank plc	8/31/2023	314,020
USD	18,859,509	AUD	27,780,000	HSBC Bank plc	8/31/2023	322,740
USD	412,594	AUD	610,000	Morgan Stanley	8/31/2023	5,559
CHF	330,000	USD	370,026	HSBC Bank plc	9/11/2023	1,368
USD	30,431,125	KRW	39,040,000,000	Citibank NA**	9/13/2023	690,492

Total unrealized appreciation						6,144,968

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	18,946,644	BRL	94,510,000	HSBC Bank plc**	7/19/2023	(738,743)
USD	11,150,179	CAD	15,190,000	Barclays Bank plc	7/25/2023	(319,834)
USD	18,049,865	CAD	24,560,000	Citibank NA	7/25/2023	(495,462)
USD	11,408,664	CAD	15,490,000	Goldman Sachs Bank USA	7/25/2023	(287,879)
USD	25,286,500	COP	114,970,000,000	JPMorgan Chase Bank**	7/28/2023	(2,049,571)
EUR	27,500,000	USD	30,480,918	JPMorgan Chase Bank	8/4/2023	(424,380)
USD	6,570,896	EUR	6,100,000	Citibank NA	8/4/2023	(96,191)
USD	18,519,696	EUR	17,180,000	Goldman Sachs Bank USA	8/4/2023	(257,442)
USD	31,620,588	EUR	29,400,000	JPMorgan Chase Bank	8/4/2023	(512,584)
USD	20,258,184	GBP	15,950,000	JPMorgan Chase Bank	9/1/2023	(3,372)
USD	36,926,528	CHF	32,920,000	Goldman Sachs Bank USA	9/11/2023	(122,837)
USD	548,124	CHF	490,000	Morgan Stanley	9/11/2023	(3,339)
KRW	39,040,000,000	USD	30,093,271	Citibank NA**	9/13/2023	(352,638)
JPY	2,602,000,000	USD	18,677,233	Barclays Bank plc	9/19/2023	(425,496)
JPY	10,018,000,000	USD	72,873,021	JPMorgan Chase Bank	9/19/2023	(2,601,730)
JPY	252,000,000	USD	1,801,866	Morgan Stanley	9/19/2023	(34,211)
NOK	86,200,000	USD	8,070,727	Morgan Stanley	9/29/2023	(15,700)

Total unrealized depreciation						(8,741,409)

Net unrealized depreciation						(2,596,441)

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding — buy protection as of June 30, 2023 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield Index Series 40-V1	5.00	Quarterly	6/20/2028	4.27	USD 18,600,000	(425,004)	(136,456)	(561,460)

Total Centrally Cleared Credit default swap contracts outstanding						(425,004)	(136,456)	(561,460)

OTC Interest rate swap contracts outstanding as of June 30, 2023 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
3 month STIBOR	3.05% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	4/25/2033	SEK 234,300,000	41,758

							41,758

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Asset-Backed Securities	$—	$38,159,677	$—		$38,159,677
Commercial Mortgage-Backed Securities	—	15,499,213	—		15,499,213
Convertible Bonds
Information Technology	—	1,842,050	—		1,842,050
Corporate Bonds
Communication Services	—	12,067,593	—		12,067,593
Consumer Discretionary	—	24,265,133	—	(b)	24,265,133
Consumer Staples	—	8,453,418	—		8,453,418
Energy	—	19,409,594	—		19,409,594
Financials	—	73,118,006	—		73,118,006
Health Care	—	9,028,275	—		9,028,275
Industrials	—	18,647,603	—		18,647,603
Information Technology	—	19,685,822	—		19,685,822
Materials	—	10,958,397	—		10,958,397
Real Estate	—	8,858,306	—		8,858,306
Utilities	—	8,939,209	—		8,939,209
Foreign Government Securities	—	94,694,234	—		94,694,234
Forward Currency Contracts	—	6,144,968	—		6,144,968
Mortgage-Backed Securities	—	195,937,361	—		195,937,361
OTC Interest Rate Swaps	—	41,758	—		41,758
U.S. Treasury Obligations	—	171,117,160	—		171,117,160

Total Assets	$—	$736,867,777	$—		$736,867,777

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(136,456)	$—		$(136,456)
Forward Currency Contracts	$—	$(8,741,409)	$—		$(8,741,409)
Futures	$(4,292,711)	$—	$—		$(4,292,711)

Total Liabilities	$(4,292,711)	$(8,877,865)	$—		$(13,170,576)

Total	$(4,292,711)	$727,989,912	$—		$723,697,201

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security. A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables	$41,758
Foreign exchange contracts	Receivables	6,144,968

Total		$6,186,726

	Liability Derivatives

Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(4,292,711	)*
Foreign exchange contracts	Payables	(8,741,409)
Credit contracts	Payables, Net assets – Unrealized appreciation	(136,456	)**

Total		$(13,170,576)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(5,503,377)	$—	$341	$(5,503,036)
Foreign exchange contracts	—	(6,751,779)	—	(6,751,779)
Credit contracts	—	—	(8,615)	(8,615)

Total	$(5,503,377)	$(6,751,779)	$(8,274)	$(12,263,430)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(4,995,607)	$—	$41,758	$(4,953,849)
Foreign exchange contracts	—	(2,860,136)	—	(2,860,136)
Credit contracts	—	—	(136,456)	(136,456)

Total	$(4,995,607)	$(2,860,136)	$(94,698)	$(7,950,441)

^ The Portfolio held forward foreign currency contracts, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$187,709,601
Average notional value of contracts – short	$213,969,268
Forward foreign currency exchange contracts
Average amounts purchased – in USD	$337,830,918
Average amounts sold – in USD	$321,039,050
Credit index swaps
Average notional value – buy protection	$18,600,000
Interest rate swaps
Average notional value – pays fixed rate	$22,054,027

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Barclays Bank plc	$314,020	$(314,020)	$—	$—
Citibank NA	1,316,928	(944,291)	(340,000)	32,637
Goldman Sachs Bank USA	78,122	(78,122)	—	—
HSBC Bank plc	1,545,755	(738,743)	(290,000)	517,012
JPMorgan Chase Bank	2,926,342	(2,926,342)	—	—
Morgan Stanley	5,559	(5,559)	—	—

Total	$6,186,726	$(5,007,077)	$(630,000)	$549,649

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$745,330	$(314,020)	$—	$431,310
Citibank NA	944,291	(944,291)	—	—
Goldman Sachs Bank USA	668,158	(78,122)	—	590,036
HSBC Bank plc	738,743	(738,743)	—	—
JPMorgan Chase Bank	5,591,637	(2,926,342)	—	2,665,295
Morgan Stanley	53,250	(5,559)	—	47,691

Total	$8,741,409	$(5,007,077)	$—	$3,734,332

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $600,000.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$325,959,132
Long-term U.S. government debt securities	238,332,472

$564,291,604

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$348,368,976
Long-term U.S. government debt securities	257,977,912

$606,346,888

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,636,728
Aggregate gross unrealized depreciation	(62,637,636)

Net unrealized depreciation	$(49,000,908)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$772,273,105

See Notes to Financial Statements.

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EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $773,303,214)	$730,681,051
Cash	13,984,752
Foreign cash (Cost $141)	141
Cash held as collateral at broker for futures	360,000
Due from broker for futures variation margin	11,231,258
Dividends, interest and other receivables	7,111,712
Unrealized appreciation on forward foreign currency contracts	6,144,968
Receivable for securities sold	2,732,662
Variation Margin on Centrally Cleared Swaps	1,291,695
Receivable for Portfolio shares sold	144,606
Market value on OTC swap contracts	41,758
Other assets	8,825

Total assets	773,733,428

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	8,741,409
Payable for securities purchased	6,849,577
Payable for return of cash collateral on forward foreign currency contracts	1,230,000
Investment management fees payable	293,471
Payable for Portfolio shares repurchased	203,749
Administrative fees payable	79,218
Distribution fees payable – Class B	37,398
Distribution fees payable – Class A	28,520
Accrued expenses	102,717

Total liabilities	17,566,059

NET ASSETS	$756,167,369

Net assets were comprised of:
Paid in capital	$872,676,404
Total distributable earnings (loss)	(116,509,035)

Net assets	$756,167,369

Class A
Net asset value, offering and redemption price per share, $137,840,824 / 39,743,838 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.47

Class B
Net asset value, offering and redemption price per share, $181,421,445 / 52,504,311 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.46

Class K
Net asset value, offering and redemption price per share, $436,905,100 / 125,338,539 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.49

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest (net of $32,490 foreign withholding tax)	$19,489,308
Securities lending (net)	273

Total income	19,489,581

EXPENSES
Investment management fees	2,268,287
Administrative fees	483,714
Distribution fees – Class B	228,514
Distribution fees – Class A	173,718
Custodian fees	134,037
Professional fees	55,806
Printing and mailing expenses	37,442
Trustees’ fees	13,152
Miscellaneous	22,509

Gross expenses	3,417,179
Less: Waiver from investment manager	(442,629)

Net expenses	2,974,550

NET INVESTMENT INCOME (LOSS)	16,515,031

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(7,269,534)
Futures contracts	(5,503,377)
Forward foreign currency contracts	(6,751,779)
Foreign currency transactions	155,072
Swaps	(8,274)

Net realized gain (loss)	(19,377,892)

Change in unrealized appreciation (depreciation) on:
Investments in securities	19,606,528
Futures contracts	(4,995,607)
Forward foreign currency contracts	(2,860,136)
Foreign currency translations	94,028
Swaps	(94,698)

Net change in unrealized appreciation (depreciation)	11,750,115

NET REALIZED AND UNREALIZED GAIN (LOSS)	(7,627,777)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,887,254

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,515,031	$19,743,825
Net realized gain (loss)	(19,377,892)	(61,514,665)
Net change in unrealized appreciation (depreciation)	11,750,115	(51,594,323)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,887,254	(93,365,163)

Distributions to shareholders:
Class A	—	(3,617,674)
Class B	—	(4,710,156)
Class K	—	(12,373,466)

Total distributions to shareholders	—	(20,701,296)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,312,749 and 4,711,457 shares, respectively ]	4,576,161	16,639,551
Capital shares issued in reinvestment of dividends [ 0 and 1,030,856 shares, respectively ]	—	3,617,674
Capital shares repurchased [ (1,683,329) and (4,477,262) shares, respectively ]	(5,875,666)	(16,474,332)

Total Class A transactions	(1,299,505)	3,782,893

Class B
Capital shares sold [ 2,732,256 and 10,024,464 shares, respectively ]	9,516,892	34,757,523
Capital shares issued in connection with merger (Note 8) [ 0 and 24,388,475 shares, respectively ]	—	83,049,176
Capital shares issued in reinvestment of dividends [ 0 and 1,346,524 shares, respectively ]	—	4,710,156
Capital shares repurchased [ (3,650,366) and (7,245,514) shares, respectively ]	(12,701,224)	(25,622,822)

Total Class B transactions	(3,184,332)	96,894,033

Class K
Capital shares sold [ 7,762,191 and 10,791,471 shares, respectively ]	27,334,873	39,187,110
Capital shares issued in reinvestment of dividends [ 0 and 3,512,442 shares, respectively ]	—	12,373,466
Capital shares repurchased [ (7,097,726) and (16,089,162) shares, respectively ]	(24,917,899)	(59,407,552)

Total Class K transactions	2,416,974	(7,846,976)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,066,863)	92,829,950

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,820,391	(21,236,509)
NET ASSETS:
Beginning of period	749,346,978	770,583,487

End of period	$756,167,369	$749,346,978

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class A			2022		2021		2020		2019		2018
Net asset value, beginning of period	$3.43		$4.04		$4.21		$3.88		$3.71		$3.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.10		0.07		0.06		0.08		0.08
Net realized and unrealized gain (loss)	(0.03)		(0.62)		(0.14)		0.52		0.17		(0.09)

Total from investment operations	0.04		(0.52)		(0.07)		0.58		0.25		(0.01)

Less distributions:
Dividends from net investment income	—		(0.09)		(0.06)		(0.09)		(0.08)		(0.09)
Distributions from net realized gains	—		—	#	(0.04)		(0.16)		—		—

Total dividends and distributions	—		(0.09)		(0.10)		(0.25)		(0.08)		(0.09)

Net asset value, end of period	$3.47		$3.43		$4.04		$4.21		$3.88		$3.71

Total return (b)	1.17%		(12.86)%		(1.76)%		14.86%		6.79%		(0.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$137,841		$137,580		$157,063		$124,147		$115,255		$116,112
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93	%(j)	0.95	%(k)	1.01	%(m)(o)	0.82	%(n)	0.55	%(p)	0.54	%(p)
Before waivers (a)(f)	1.05%		1.04%		1.10%		1.07%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.22%		2.65%		1.65%		1.50	%(x)	2.04	%(x)	2.16	%(x)
Before waivers (a)(f)	4.10%		2.56%		1.56%		1.25	%(x)	1.98	%(x)	2.09	%(x)
Portfolio turnover rate^	78	%(z)	187%		200%		237	%(h)	5%		5%

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class B			2022		2021		2020		2019		2018
Net asset value, beginning of period	$3.42		$4.03		$4.19		$3.87		$3.69		$3.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.10		0.07		0.06		0.08		0.08
Net realized and unrealized gain (loss)	(0.03)		(0.62)		(0.13)		0.51		0.18		(0.10)

Total from investment operations	0.04		(0.52)		(0.06)		0.57		0.26		(0.02)

Less distributions:
Dividends from net investment income	—		(0.09)		(0.06)		(0.09)		(0.08)		(0.09)
Distributions from net realized gains	—		—	#	(0.04)		(0.16)		—		—

Total dividends and distributions	—		(0.09)		(0.10)		(0.25)		(0.08)		(0.09)

Net asset value, end of period	$3.46		$3.42		$4.03		$4.19		$3.87		$3.69

Total return (b)	1.17%		(12.89)%		(1.53)%		14.64%		7.10%		(0.63)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$181,421		$182,542		$100,338		$56,600		$48,006		$46,800
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93	%(j)	0.94	%(k)	1.00	%(m)(o)	0.83	%(n)	0.55	%(p)	0.54	%(p)
Before waivers (a)(f)	1.05%		1.04%		1.09%		1.08%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.22%		2.81%		1.61%		1.53	%(x)	2.10	%(x)	2.19	%(x)
Before waivers (a)(f)	4.10%		2.72%		1.52%		1.28	%(x)	2.03	%(x)	2.12	%(x)
Portfolio turnover rate^	78	%(z)	187%		200%		237	%(h)	5%		5%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
Class K			2022		2021		2020		2019		2018
Net asset value, beginning of period	$3.44		$4.06		$4.22		$3.89		$3.72		$3.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.11		0.07		0.07		0.09		0.09
Net realized and unrealized gain (loss)	(0.03)		(0.63)		(0.12)		0.52		0.17		(0.09)

Total from investment operations	0.05		(0.52)		(0.05)		0.59		0.26		—	#

Less distributions:
Dividends from net investment income	—		(0.10)		(0.07)		(0.10)		(0.09)		(0.10)
Distributions from net realized gains	—		—	#	(0.04)		(0.16)		—		—

Total dividends and distributions	—		(0.10)		(0.11)		(0.26)		(0.09)		(0.10)

Net asset value, end of period	$3.49		$3.44		$4.06		$4.22		$3.89		$3.72

Total return (b)	1.45%		(12.83)%		(1.29)%		15.08%		7.04%		(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$436,905		$429,225		$513,183		$15,840		$13,436		$14,649
Ratio of expenses to average net assets:
After waivers (a)(f)	0.68	%(j)	0.70	%(k)	0.73	%(m)(o)	0.58	%(n)	0.30	%(p)	0.29	%(p)
Before waivers (a)(f)	0.80%		0.79%		0.81%		0.83%		0.36%		0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.47%		2.90%		1.75%		1.78	%(x)	2.22	%(x)	2.36	%(x)
Before waivers (a)(f)	4.36%		2.81%		1.67%		1.53	%(x)	2.16	%(x)	2.29	%(x)
Portfolio turnover rate^	78	%(z)	187%		200%		237	%(h)	5%		5%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.93% for Class A, 0.93% for Class B and 0.68% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class A, 0.95% for Class B and 0.70% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class A, 1.00% for Class B and 0.73% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(o)	Includes extraordinary expenses of 0.06%, 0.05% and 0.03% for Class A, Class B and Class K respectively.
(p)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Fixed Income	67.9%
Equity	32.1

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/Core Plus Bond Portfolio	13.8%
EQ/Equity 500 Index Portfolio	13.1
1290 Diversified Bond Fund	12.5
1290 VT High Yield Bond Portfolio	9.7
EQ/Core Bond Index Portfolio	9.3
EQ/Quality Bond PLUS Portfolio	8.7
EQ/Long-Term Bond Portfolio	7.5
EQ/PIMCO Ultra Short Bond Portfolio	6.5
EQ/Janus Enterprise Portfolio	3.9
EQ/International Equity Index Portfolio	3.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class B
Actual	$1,000.00	$1,054.10	$2.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.09	2.73
Class K
Actual	1,000.00	1,055.60	1.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.33	1.48

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (32.1%)
EQ/American Century Mid Cap Value Portfolio‡	22,602	$499,307
EQ/Emerging Markets Equity PLUS Portfolio‡	85,547	740,747
EQ/Equity 500 Index Portfolio‡	59,773	3,971,238
EQ/International Equity Index Portfolio‡	111,113	1,168,506
EQ/Janus Enterprise Portfolio*‡	54,803	1,196,200
EQ/MFS International Growth Portfolio‡	95,993	723,962
EQ/Small Company Index Portfolio‡	45,189	483,409
EQ/Value Equity Portfolio‡	20,568	414,018
Multimanager Aggressive Equity Portfolio*‡	8,501	538,110

Total Equity		9,735,497

Fixed Income (68.0%)
1290 Diversified Bond Fund‡	430,934	3,805,144
1290 VT High Yield Bond Portfolio‡	340,283	2,949,244
EQ/Core Bond Index Portfolio‡	308,705	2,810,991
EQ/Core Plus Bond Portfolio‡	1,201,039	4,186,590
EQ/Long-Term Bond Portfolio‡	315,048	2,263,325
EQ/PIMCO Ultra Short Bond Portfolio‡	200,790	1,978,160
EQ/Quality Bond PLUS Portfolio‡	342,765	2,626,451

Total Fixed Income		20,619,905

Total Investments in Securities (100.1%) (Cost $29,545,862)		30,355,402
Other Assets Less Liabilities (-0.1%)		(36,286)

Net Assets (100%)		$30,319,116

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	22,602	710,952	11,904	(244,180)	92,098	(71,467)	499,307	—	—
EQ/Emerging Markets Equity PLUS Portfolio	85,547	840,892	10,821	(161,073)	(2,471)	52,578	740,747	—	—
EQ/Equity 500 Index Portfolio	59,773	3,863,304	62,765	(560,222)	339,404	265,987	3,971,238	—	—
EQ/International Equity Index Portfolio	111,113	1,589,603	22,726	(630,253)	21,093	165,337	1,168,506	—	—
EQ/Janus Enterprise Portfolio*	54,803	1,300,818	14,067	(270,395)	(15,985)	167,695	1,196,200	—	—
EQ/MFS International Growth Portfolio	95,993	873,106	12,985	(262,287)	17,696	82,462	723,962	—	—
EQ/Small Company Index Portfolio	45,189	501,544	8,656	(64,858)	12,193	25,874	483,409	—	—
EQ/Value Equity Portfolio	20,568	537,295	8,658	(169,858)	(6,079)	44,002	414,018	—	—
Multimanager Aggressive Equity Portfolio*	8,501	505,200	8,657	(104,858)	13,763	115,348	538,110	—	—
Fixed Income
1290 Diversified Bond Fund	430,934	3,605,699	276,193	—	—	(76,748)	3,805,144	86,192	—
1290 VT High Yield Bond Portfolio	340,283	2,948,865	143,957	(291,862)	(4,073)	152,357	2,949,244	—	—
EQ/Core Bond Index Portfolio	308,705	2,748,812	495,265	(470,222)	(1,044)	38,180	2,810,991	—	—
EQ/Core Plus Bond Portfolio	1,201,039	4,276,508	270,190	(413,470)	(15,897)	69,259	4,186,590	—	—
EQ/Long-Term Bond Portfolio	315,048	2,369,459	30,302	(227,004)	(44,180)	134,748	2,263,325	—	—
EQ/PIMCO Ultra Short Bond Portfolio	200,790	1,958,274	137,724	(170,253)	49	52,366	1,978,160	—	—
EQ/Quality Bond PLUS Portfolio	342,765	2,786,526	264,185	(462,115)	(22,413)	60,268	2,626,451	—	—

Total		31,416,857	1,779,055	(4,502,910)	384,154	1,278,246	30,355,402	86,192	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,805,144	$26,550,258	$—	$30,355,402

Total Assets	$3,805,144	$26,550,258	$—	$30,355,402

Total Liabilities	$—	$—	$—	$—

Total	$3,805,144	$26,550,258	$—	$30,355,402

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,779,055
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,502,910

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,775,009
Aggregate gross unrealized depreciation	(4,042,038)

Net unrealized appreciation	$732,971

Federal income tax cost of investments in securities and derivative instruments, if applicable	$29,622,431

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2023 (Unaudited)
ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $29,545,862)	$30,355,402
Cash	24,757
Receivable for securities sold	5,246
Receivable from investment manager	4,502
Receivable for Portfolio shares sold	2,342
Other assets	349

Total assets	30,392,598

LIABILITIES
Payable for Portfolio shares repurchased	34,300
Distribution fees payable – Class B	3,708
Accrued expenses	35,474

Total liabilities	73,482

NET ASSETS	$30,319,116

Net assets were comprised of:
Paid in capital	$28,676,305
Total distributable earnings (loss)	1,642,811

Net assets	$30,319,116

Class B
Net asset value, offering and redemption price per share, $18,099,137 / 2,578,011 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.02

Class K
Net asset value, offering and redemption price per share, $12,219,979 / 1,739,843 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.02

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$86,192
Interest	561

Total income	86,753

EXPENSES
Custodian fees	45,127
Distribution fees – Class B	22,167
Professional fees	20,423
Administrative fees	19,816
Investment management fees	15,496
Printing and mailing expenses	5,146
Trustees’ fees	547
Miscellaneous	475

Gross expenses	129,197
Less: Waiver from investment manager	(35,312)
Reimbursement from investment manager	(26,067)

Net expenses	67,818

NET INVESTMENT INCOME (LOSS)	18,935

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	384,154
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	1,278,246

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,662,400

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,681,335

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,935	$606,709
Net realized gain (loss)	384,154	1,411,345
Net change in unrealized appreciation (depreciation)	1,278,246	(7,877,716)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,681,335	(5,859,662)

Distributions to shareholders:
Class B	—	(1,546,189)
Class K	—	(1,312,643)

Total distributions to shareholders	—	(2,858,832)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 95,031 and 190,471 shares, respectively ]	653,180	1,452,986
Capital shares issued in reinvestment of dividends and distributions [ 0 and 228,946 shares, respectively ]	—	1,546,189
Capital shares repurchased [ (145,356) and (498,181) shares, respectively ]	(1,001,260)	(3,722,809)

Total Class B transactions	(348,080)	(723,634)

Class K
Capital shares sold [ 0 and 3,230 shares, respectively ]	—	21,524
Capital shares issued in reinvestment of dividends and distributions [ 0 and 194,308 shares, respectively ]	—	1,312,643
Capital shares repurchased [ (344,047) and (423,813) shares, respectively ]	(2,372,545)	(3,056,884)

Total Class K transactions	(2,372,545)	(1,722,717)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,720,625)	(2,446,351)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,039,290)	(11,164,845)
NET ASSETS:
Beginning of period	31,358,406	42,523,251

End of period	$30,319,116	$31,358,406

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$6.66		$8.48		$8.95		$8.70		$8.03		$9.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.09		0.10		0.15		0.13
Net realized and unrealized gain (loss)	0.36		(1.33)		0.46		0.78		1.05		(0.52)

Total from investment operations	0.36		(1.21)		0.55		0.88		1.20		(0.39)

Less distributions:
Dividends from net investment income	—		(0.14)		(0.16)		(0.17)		(0.15)		(0.16)
Distributions from net realized gains	—		(0.47)		(0.86)		(0.46)		(0.38)		(0.67)

Total dividends and distributions	—		(0.61)		(1.02)		(0.63)		(0.53)		(0.83)

Net asset value, end of period	$7.02		$6.66		$8.48		$8.95		$8.70		$8.03

Total return (b)	5.41%		(14.13)%		6.27%		10.26%		15.04%		(4.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,099		$17,497		$22,951		$27,176		$25,780		$21,945
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.55	%(j)	0.57	%(k)(o)	0.55	%(j)	0.56	%(j)	0.55	%(j)
Before waivers and reimbursements (a)(f)	0.94%		0.85%		0.77%		0.81%		0.81%		0.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.01%		1.64%		0.95%		1.20%		1.72%		1.45%
Before waivers and reimbursements (a)(f)(x)	(0.39)%		1.34%		0.75%		0.94%		1.47%		1.25%
Portfolio turnover rate^	6	%(z)	14%		33%		30%		17%		20%

Class K	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$6.65		$8.47		$8.94		$8.69		$8.02		$9.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.13		0.12		0.12		0.15		0.14
Net realized and unrealized gain (loss)	0.36		(1.32)		0.45		0.78		1.07		(0.52)

Total from investment operations	0.37		(1.19)		0.57		0.90		1.22		(0.38)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.18)		(0.19)		(0.17)		(0.18)
Distributions from net realized gains	—		(0.47)		(0.86)		(0.46)		(0.38)		(0.67)

Total dividends and distributions	—		(0.63)		(1.04)		(0.65)		(0.55)		(0.85)

Net asset value, end of period	$7.02		$6.65		$8.47		$8.94		$8.69		$8.02

Total return (b)	5.56%		(13.93)%		6.54%		10.52%		15.32%		(4.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,220		$13,861		$19,573		$20,161		$21,532		$22,401
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.29	%(j)	0.30	%(j)	0.32	%(k)(o)	0.30	%(j)	0.31	%(j)	0.30	%(j)
Before waivers and reimbursements (a)(f)	0.69%		0.60%		0.52%		0.56%		0.56%		0.50%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.27%		1.76%		1.30%		1.40%		1.68%		1.56%
Before waivers and reimbursements (a)(f)(x)	(0.12)%		1.46%		1.09%		1.14%		1.43%		1.36%
Portfolio turnover rate^	6	%(z)	14%		33%		30%		17%		20%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class B and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class B and Class K, respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2023
Equity	58.1%
Fixed Income	41.9

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2023
EQ/Equity 500 Index Portfolio	24.6%
EQ/International Equity Index Portfolio	8.7
EQ/Core Plus Bond Portfolio	8.3
1290 VT High Yield Bond Portfolio	6.8
1290 Diversified Bond Fund	6.3
EQ/Core Bond Index Portfolio	5.8
EQ/Small Company Index Portfolio	5.5
EQ/Long-Term Bond Portfolio	5.4
EQ/Quality Bond PLUS Portfolio	5.2
EQ/MFS International Growth Portfolio	5.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class B
Actual	$1,000.00	$1,082.10	$2.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.95	2.87
Class K
Actual	1,000.00	1,084.30	1.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.19	1.62

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (58.1%)
EQ/American Century Mid Cap Value Portfolio‡	192,478	$4,252,039
EQ/Emerging Markets Equity PLUS Portfolio‡	662,740	5,738,608
EQ/Equity 500 Index Portfolio‡	548,079	36,413,454
EQ/International Equity Index Portfolio‡	1,217,650	12,805,218
EQ/Janus Enterprise Portfolio*‡	264,654	5,776,653
EQ/MFS International Growth Portfolio‡	1,007,936	7,601,707
EQ/Small Company Index Portfolio‡	757,818	8,106,738
EQ/Value Equity Portfolio‡	134,049	2,698,257
Multimanager Aggressive Equity Portfolio*‡	39,942	2,528,448

Total Equity		85,921,122

Fixed Income (41.9%)
1290 Diversified Bond Fund‡	1,060,835	9,367,170
1290 VT High Yield Bond Portfolio‡	1,162,425	10,074,785
EQ/Core Bond Index Portfolio‡	939,633	8,556,055
EQ/Core Plus Bond Portfolio‡	3,528,599	12,300,011
EQ/Long-Term Bond Portfolio‡	1,106,795	7,951,296
EQ/PIMCO Ultra Short Bond Portfolio‡	615,370	6,062,555
EQ/Quality Bond PLUS Portfolio‡	996,870	7,638,556

Total Fixed Income		61,950,428

Total Investments in Securities (100.0%) (Cost $122,832,466)		147,871,550
Other Assets Less Liabilities (0.0%)†		(33,815)

Net Assets (100%)		$147,837,735

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	192,478	4,696,035	64,459	(638,477)	560	129,462	4,252,039	—	—
EQ/Emerging Markets Equity PLUS Portfolio	662,740	5,609,588	93,758	(303,240)	754	337,748	5,738,608	—	—
EQ/Equity 500 Index Portfolio	548,079	32,871,755	591,852	(2,414,202)	672,909	4,691,140	36,413,454	—	—
EQ/International Equity Index Portfolio	1,217,650	14,117,264	216,817	(3,281,242)	79,131	1,673,248	12,805,218	—	—
EQ/Janus Enterprise Portfolio*	264,654	5,545,792	64,458	(518,477)	2,130	682,750	5,776,653	—	—
EQ/MFS International Growth Portfolio	1,007,936	7,327,547	123,057	(748,002)	474	898,631	7,601,707	—	—
EQ/Small Company Index Portfolio	757,818	8,358,131	152,359	(1,062,765)	(3,772)	662,785	8,106,738	—	—
EQ/Value Equity Portfolio	134,049	2,745,342	52,738	(320,572)	(2,290)	223,039	2,698,257	—	—
Multimanager Aggressive Equity Portfolio*	39,942	2,145,678	46,879	(231,619)	16,460	551,050	2,528,448	—	—
Fixed Income
1290 Diversified Bond Fund	1,060,835	8,518,483	1,039,062	—	—	(190,375)	9,367,170	204,061	—
1290 VT High Yield Bond Portfolio	1,162,425	9,168,261	943,217	(511,717)	1,211	473,813	10,074,785	—	—
EQ/Core Bond Index Portfolio	939,633	7,620,044	1,447,518	(606,480)	35	94,938	8,556,055	—	—
EQ/Core Plus Bond Portfolio	3,528,599	11,307,024	1,472,517	(606,480)	(1,252)	128,202	12,300,011	—	—
EQ/Long-Term Bond Portfolio	1,106,795	7,953,890	134,778	(435,907)	(8,747)	307,282	7,951,296	—	—
EQ/PIMCO Ultra Short Bond Portfolio	615,370	5,779,939	392,039	(265,335)	288	155,624	6,062,555	—	—
EQ/Quality Bond PLUS Portfolio	996,870	7,469,039	682,518	(606,480)	495	92,984	7,638,556	—	—

Total		141,233,812	7,518,026	(12,550,995)	758,386	10,912,321	147,871,550	204,061	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$9,367,170	$138,504,380	$—	$147,871,550

Total Assets	$9,367,170	$138,504,380	$—	$147,871,550

Total Liabilities	$—	$—	$—	$—

Total	$9,367,170	$138,504,380	$—	$147,871,550

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,518,026
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,550,995

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,797,079
Aggregate gross unrealized depreciation	(10,913,033)

Net unrealized appreciation	$24,884,046

Federal income tax cost of investments in securities and derivative instruments, if applicable	$122,987,504

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $122,832,466)	$147,871,550
Cash	13,076
Receivable for securities sold	61,939
Receivable for Portfolio shares sold	17,769
Other assets	1,680

Total assets	147,966,014

LIABILITIES
Payable for Portfolio shares repurchased	41,260
Distribution fees payable – Class B	24,321
Administrative fees payable	15,411
Investment management fees payable	9,846
Accrued expenses	37,441

Total liabilities	128,279

NET ASSETS	$147,837,735

Net assets were comprised of:
Paid in capital	$119,744,196
Total distributable earnings (loss)	28,093,539

Net assets	$147,837,735

Class B
Net asset value, offering and redemption price per share, $119,681,299 / 11,500,158 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.41

Class K
Net asset value, offering and redemption price per share, $28,156,436 / 2,702,870 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$204,061
Interest	1,786

Total income	205,847

EXPENSES
Distribution fees – Class B	144,495
Administrative fees	92,166
Investment management fees	72,072
Custodian fees	46,613
Professional fees	22,714
Printing and mailing expenses	9,753
Trustees’ fees	2,495
Miscellaneous	1,537

Gross expenses	391,845
Less: Waiver from investment manager	(14,635)

Net expenses	377,210

NET INVESTMENT INCOME (LOSS)	(171,363)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	758,386
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	10,912,321

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,670,707

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,499,344

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(171,363)	$2,263,038
Net realized gain (loss)	758,386	7,991,761
Net change in unrealized appreciation (depreciation)	10,912,321	(37,142,316)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,499,344	(26,887,517)

Distributions to shareholders:
Class B	—	(10,549,677)
Class K	—	(2,794,625)

Total distributions to shareholders	—	(13,344,302)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 552,808 and 1,192,206 shares, respectively ]	5,568,168	13,032,158
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,082,461 shares, respectively ]	—	10,549,677
Capital shares repurchased [ (734,497) and (1,674,326) shares, respectively ]	(7,379,335)	(18,321,131)

Total Class B transactions	(1,811,167)	5,260,704

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 286,604 shares, respectively ]	—	2,794,625
Capital shares repurchased [ (286,583) and (746,168) shares, respectively ]	(2,916,262)	(8,335,575)

Total Class K transactions	(2,916,262)	(5,540,950)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,727,429)	(280,246)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,771,915	(40,512,065)
NET ASSETS:
Beginning of period	141,065,820	181,577,885

End of period	$147,837,735	$141,065,820

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$9.62		$12.50		$12.28		$11.56		$10.21		$11.35

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.16		0.13		0.14		0.19		0.16
Net realized and unrealized gain (loss)	0.80		(2.07)		1.18		1.25		1.78		(0.85)

Total from investment operations	0.79		(1.91)		1.31		1.39		1.97		(0.69)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.24)		(0.21)		(0.19)		(0.19)
Distributions from net realized gains	—		(0.80)		(0.85)		(0.46)		(0.43)		(0.26)

Total dividends and distributions	—		(0.97)		(1.09)		(0.67)		(0.62)		(0.45)

Net asset value, end of period	$10.41		$9.62		$12.50		$12.28		$11.56		$10.21

Total return (b)	8.21%		(15.23)%		10.80%		12.20%		19.47%		(6.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$119,681		$112,328		$138,483		$138,209		$123,872		$98,100
Ratio of expenses to average net assets:
After waivers (a)(f)	0.57	%(j)	0.57	%(j)	0.56	%(k)	0.56	%(j)	0.57	%(j)	0.57	%(j)
Before waivers (a)(f)	0.59%		0.58%		0.56%		0.58%		0.59%		0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.29)%		1.46%		1.00%		1.24%		1.66%		1.44%
Before waivers (a)(f)(x)	(0.31)%		1.46%		1.00%		1.21%		1.65%		1.42%
Portfolio turnover rate^	5	%(z)	15%		30%		26%		16%		17%

Class K	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$9.61		$12.49		$12.28		$11.55		$10.21		$11.35

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.17		0.15		0.15		0.19		0.17
Net realized and unrealized gain (loss)	0.81		(2.05)		1.19		1.28		1.80		(0.83)

Total from investment operations	0.81		(1.88)		1.34		1.43		1.99		(0.66)

Less distributions:
Dividends from net investment income	—		(0.20)		(0.28)		(0.24)		(0.22)		(0.22)
Distributions from net realized gains	—		(0.80)		(0.85)		(0.46)		(0.43)		(0.26)

Total dividends and distributions	—		(1.00)		(1.13)		(0.70)		(0.65)		(0.48)

Net asset value, end of period	$10.42		$9.61		$12.49		$12.28		$11.55		$10.21

Total return (b)	8.43%		(15.03)%		10.98%		12.55%		19.64%		(5.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,156		$28,738		$43,095		$48,117		$51,085		$49,630
Ratio of expenses to average net assets:
After waivers (a)(f)	0.32	%(j)	0.32	%(j)	0.31	%(k)	0.31	%(j)	0.32	%(j)	0.32	%(j)
Before waivers (a)(f)	0.34%		0.33%		0.31%		0.33%		0.34%		0.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.04)%		1.57%		1.15%		1.35%		1.73%		1.46%
Before waivers (a)(f)(x)	(0.06)%		1.56%		1.15%		1.32%		1.71%		1.44%
Portfolio turnover rate^	5	%(z)	15%		30%		26%		16%		17%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class B and 0.83% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	75.0%
Fixed Income	25.0

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/Equity 500 Index Portfolio	35.3%
EQ/International Equity Index Portfolio	11.2
EQ/Small Company Index Portfolio	8.9
EQ/MFS International Growth Portfolio	6.7
EQ/Core Plus Bond Portfolio	4.9
1290 VT High Yield Bond Portfolio	4.7
EQ/Emerging Markets Equity PLUS Portfolio	4.6
EQ/Long-Term Bond Portfolio	3.6
EQ/Core Bond Index Portfolio	3.4
EQ/Quality Bond PLUS Portfolio	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class B
Actual	$1,000.00	$1,103.40	$2.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.99	2.84
Class K
Actual	1,000.00	1,105.10	1.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.22	1.59

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (75.0%)
EQ/American Century Mid Cap Value Portfolio‡	165,593	$3,658,123
EQ/Emerging Markets Equity PLUS Portfolio‡	1,116,385	9,666,680
EQ/Equity 500 Index Portfolio‡	1,112,514	73,913,583
EQ/International Equity Index Portfolio‡	2,218,704	23,332,634
EQ/Janus Enterprise Portfolio*‡	271,667	5,929,730
EQ/MFS International Growth Portfolio‡	1,847,372	13,932,615
EQ/Small Company Index Portfolio‡	1,734,832	18,558,328
EQ/Value Equity Portfolio‡	240,114	4,833,220
Multimanager Aggressive Equity Portfolio*‡	48,028	3,040,307

Total Equity		156,865,220

Fixed Income (25.0%)
1290 Diversified Bond Fund‡	712,818	6,294,187
1290 VT High Yield Bond Portfolio‡	1,133,163	9,821,173
EQ/Core Bond Index Portfolio‡	777,514	7,079,840
EQ/Core Plus Bond Portfolio‡	2,931,286	10,217,892
EQ/Long-Term Bond Portfolio‡	1,035,078	7,436,077
EQ/PIMCO Ultra Short Bond Portfolio‡	496,792	4,894,340
EQ/Quality Bond PLUS Portfolio‡	860,775	6,595,723

Total Fixed Income		52,339,232

Total Investments in Securities (100.0%) (Cost $162,842,206)		209,204,452
Other Assets Less Liabilities (0.0%)†		(19,383)

Net Assets (100%)		$209,185,069

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	165,593	3,667,941	142,032	(254,100)	141	102,109	3,658,123	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,116,385	8,980,606	405,808	(268,859)	17	549,108	9,666,680	—	—
EQ/Equity 500 Index Portfolio	1,112,514	62,867,837	2,820,364	(2,368,567)	37,482	10,556,467	73,913,583	—	—
EQ/International Equity Index Portfolio	2,218,704	23,038,362	933,358	(3,618,375)	(5,384)	2,984,673	23,332,634	—	—
EQ/Janus Enterprise Portfolio*	271,667	5,352,912	142,033	(244,100)	(401)	679,286	5,929,730	—	—
EQ/MFS International Growth Portfolio	1,847,372	12,714,786	547,840	(912,959)	39	1,582,909	13,932,615	—	—
EQ/Small Company Index Portfolio	1,734,832	17,473,248	811,615	(1,157,717)	(1,059)	1,432,241	18,558,328	—	—
EQ/Value Equity Portfolio	240,114	4,536,494	202,904	(284,429)	(361)	378,612	4,833,220	—	—
Multimanager Aggressive Equity Portfolio*	48,028	2,339,067	162,322	(107,543)	(102)	646,563	3,040,307	—	—
Fixed Income
1290 Diversified Bond Fund	712,818	5,586,856	833,462	—	—	(126,131)	6,294,187	133,462	—
1290 VT High Yield Bond Portfolio	1,133,163	8,247,203	1,380,228	(241,973)	181	435,534	9,821,173	—	—
EQ/Core Bond Index Portfolio	777,514	5,977,752	1,285,517	(255,416)	43	71,944	7,079,840	—	—
EQ/Core Plus Bond Portfolio	2,931,286	8,294,641	2,085,228	(241,973)	34	79,962	10,217,892	—	—
EQ/Long-Term Bond Portfolio	1,035,078	7,069,991	304,355	(201,644)	(71)	263,446	7,436,077	—	—
EQ/PIMCO Ultra Short Bond Portfolio	496,792	4,388,582	492,323	(107,543)	27	120,951	4,894,340	—	—
EQ/Quality Bond PLUS Portfolio	860,775	5,935,664	830,228	(241,973)	(19)	71,823	6,595,723	—	—

Total		186,471,942	13,379,617	(10,507,171)	30,567	19,829,497	209,204,452	133,462	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$6,294,187	$202,910,265	$—	$209,204,452

Total Assets	$6,294,187	$202,910,265	$—	$209,204,452

Total Liabilities	$—	$—	$—	$—

Total	$6,294,187	$202,910,265	$—	$209,204,452

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,379,617
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,507,171

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,018,669
Aggregate gross unrealized depreciation	(8,844,724)

Net unrealized appreciation	$46,173,945

Federal income tax cost of investments in securities and derivative instruments, if applicable	$163,030,507

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $162,842,206)	$209,204,452
Cash	41,592
Receivable for Portfolio shares sold	37,095
Receivable for securities sold	18,428
Other assets	2,353

Total assets	209,303,920

LIABILITIES
Distribution fees payable – Class B	38,470
Administrative fees payable	21,645
Investment management fees payable	16,947
Payable for Portfolio shares repurchased	3,142
Accrued expenses	38,647

Total liabilities	118,851

NET ASSETS	$209,185,069

Net assets were comprised of:
Paid in capital	$160,591,774
Total distributable earnings (loss)	48,593,295

Net assets	$209,185,069

Class B
Net asset value, offering and redemption price per share, $190,430,156 / 14,623,164 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.02

Class K
Net asset value, offering and redemption price per share, $18,754,913 / 1,438,322 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.04

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$133,462
Interest	2,378

Total income	135,840

EXPENSES
Distribution fees – Class B	222,401
Administrative fees	126,072
Investment management fees	98,587
Custodian fees	46,613
Professional fees	23,763
Printing and mailing expenses	11,868
Trustees’ fees	3,370
Miscellaneous	1,980

Total expenses	534,654

NET INVESTMENT INCOME (LOSS)	(398,814)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	30,567
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	19,829,497

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,860,064

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,461,250

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(398,814)	$2,594,700
Net realized gain (loss)	30,567	4,016,195
Net change in unrealized appreciation (depreciation)	19,829,497	(42,140,612)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,461,250	(35,529,717)

Distributions to shareholders:
Class B	—	(8,818,861)
Class K	—	(1,083,939)

Total distributions to shareholders	—	(9,902,800)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,081,349 and 1,872,962 shares, respectively ]	13,467,776	24,163,911
Capital shares issued in reinvestment of dividends and distributions [ 0 and 752,496 shares, respectively ]	—	8,818,861
Capital shares repurchased [ (635,851) and (1,070,549) shares, respectively]	(7,904,364)	(13,618,948)

Total Class B transactions	5,563,412	19,363,824

Class K
Capital shares sold [ 40 and 0 shares, respectively ]	506	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 92,335 shares, respectively ]	—	1,083,939
Capital shares repurchased [ (170,066) and (321,970) shares, respectively]	(2,148,022)	(4,159,001)

Total Class K transactions	(2,147,516)	(3,075,062)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,415,896	16,288,762

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,877,146	(29,143,755)
NET ASSETS:
Beginning of period	186,307,923	215,451,678

End of period	$209,185,069	$186,307,923

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.80		$14.90		$13.71		$12.52		$10.67		$11.83

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.17		0.14		0.14		0.19		0.17
Net realized and unrealized gain (loss)	1.25		(2.62)		1.78		1.55		2.17		(1.01)

Total from investment operations	1.22		(2.45)		1.92		1.69		2.36		(0.84)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.27)		(0.20)		(0.19)		(0.18)
Distributions from net realized gains	—		(0.48)		(0.46)		(0.30)		(0.32)		(0.14)

Total dividends and distributions	—		(0.65)		(0.73)		(0.50)		(0.51)		(0.32)

Net asset value, end of period	$13.02		$11.80		$14.90		$13.71		$12.52		$10.67

Total return (b)	10.34%		(16.32)%		14.10%		13.70%		22.28%		(7.14)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$190,430		$167,325		$188,064		$159,487		$131,599		$95,353
Ratio of expenses to average net assets:
After waivers (a)(f)	0.57	%(j)	0.56	%(k)	0.55	%(o)	0.58	%(p)	0.59	%(p)	0.59	%(p)
Before waivers (a)(f)	0.57%		0.56%		0.55%		0.58%		0.60%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.43)%		1.35%		0.97%		1.18%		1.61%		1.41%
Before waivers (a)(f)(x)	(0.43)%		1.35%		0.97%		1.17%		1.60%		1.39%
Portfolio turnover rate^	5	%(z)	10%		20%		20%		8%		12%

Class K	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.80		$14.90		$13.71		$12.52		$10.67		$11.83

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.18		0.17		0.16		0.19		0.16
Net realized and unrealized gain (loss)	1.25		(2.59)		1.79		1.56		2.20		(0.97)

Total from investment operations	1.24		(2.41)		1.96		1.72		2.39		(0.81)

Less distributions:
Dividends from net investment income	—		(0.21)		(0.31)		(0.23)		(0.22)		(0.21)
Distributions from net realized gains	—		(0.48)		(0.46)		(0.30)		(0.32)		(0.14)

Total dividends and distributions	—		(0.69)		(0.77)		(0.53)		(0.54)		(0.35)

Net asset value, end of period	$13.04		$11.80		$14.90		$13.71		$12.52		$10.67

Total return (b)	10.51%		(16.10)%		14.38%		13.95%		22.57%		(6.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,755		$18,983		$27,388		$28,065		$30,798		$28,917
Ratio of expenses to average net assets:
After waivers (a)(f)	0.32	%(j)	0.31	%(k)	0.30	%(o)	0.33	%(p)	0.34	%(p)	0.34	%(p)
Before waivers (a)(f)	0.32%		0.31%		0.30%		0.33%		0.35%		0.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.18)%		1.42%		1.12%		1.27%		1.63%		1.38%
Before waivers (a)(f)(x)	(0.18)%		1.42%		1.12%		1.27%		1.63%		1.36%
Portfolio turnover rate^	5	%(z)	10%		20%		20%		8%		12%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.07% for Class B and 0.82% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class B and 0.80% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class B and 0.78% for Class K.
(p)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	85.1%
Fixed Income	14.9

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/Equity 500 Index Portfolio	40.8%
EQ/International Equity Index Portfolio	13.1
EQ/Small Company Index Portfolio	10.2
EQ/MFS International Growth Portfolio	7.3
EQ/Emerging Markets Equity PLUS Portfolio	4.9
EQ/Value Equity Portfolio	3.0
EQ/Core Plus Bond Portfolio	2.9
1290 VT High Yield Bond Portfolio	2.9
EQ/Long-Term Bond Portfolio	2.2
EQ/Janus Enterprise Portfolio	2.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class B
Actual	$1,000.00	$1,115.00	$3.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.96	2.87
Class K
Actual	1,000.00	1,116.70	1.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.20	1.62

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (85.1%)
EQ/American Century Mid Cap Value Portfolio‡	189,355	$4,183,050
EQ/Emerging Markets Equity PLUS Portfolio‡	1,087,612	9,417,541
EQ/Equity 500 Index Portfolio‡	1,178,344	78,287,197
EQ/International Equity Index Portfolio‡	2,383,537	25,066,075
EQ/Janus Enterprise Portfolio*‡	192,712	4,206,353
EQ/MFS International Growth Portfolio‡	1,848,384	13,940,246
EQ/Small Company Index Portfolio‡	1,833,189	19,610,496
EQ/Value Equity Portfolio‡	281,265	5,661,544
Multimanager Aggressive Equity Portfolio*‡	48,884	3,094,462

Total Equity		163,466,964

Fixed Income (14.9%)
1290 Diversified Bond Fund‡	360,396	3,182,293
1290 VT High Yield Bond Portfolio‡	638,255	5,531,784
EQ/Core Bond Index Portfolio‡	402,611	3,666,073
EQ/Core Plus Bond Portfolio‡	1,620,588	5,649,054
EQ/Long-Term Bond Portfolio‡	588,091	4,224,887
EQ/PIMCO Ultra Short Bond Portfolio‡	274,162	2,701,010
EQ/Quality Bond PLUS Portfolio‡	475,382	3,642,630

Total Fixed Income		28,597,731

Total Investments in Securities (100.0%) (Cost $149,426,083)		192,064,695
Other Assets Less Liabilities (0.0%)†		(3,748)

Net Assets (100%)		$192,060,947

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	189,355	4,191,365	113,273	(237,988)	327	116,073	4,183,050	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,087,612	8,691,855	396,457	(202,958)	66	532,121	9,417,541	—	—
EQ/Equity 500 Index Portfolio	1,178,344	66,141,937	3,039,509	(2,056,011)	(1,127)	11,162,889	78,287,197	—	—
EQ/International Equity Index Portfolio	2,383,537	23,369,313	1,019,464	(2,401,892)	3,410	3,075,780	25,066,075	—	—
EQ/Janus Enterprise Portfolio*	192,712	3,727,162	113,274	(107,988)	(154)	474,059	4,206,353	—	—
EQ/MFS International Growth Portfolio	1,848,384	12,371,328	566,369	(549,940)	(164)	1,552,653	13,940,246	—	—
EQ/Small Company Index Portfolio	1,833,189	18,302,313	868,431	(1,054,574)	(86)	1,494,412	19,610,496	—	—
EQ/Value Equity Portfolio	281,265	5,121,122	226,548	(115,976)	(35)	429,885	5,661,544	—	—
Multimanager Aggressive Equity Portfolio*	48,884	2,366,883	151,031	(77,317)	(54)	653,919	3,094,462	—	—
Fixed Income
1290 Diversified Bond Fund	360,396	2,650,516	599,351	—	—	(67,574)	3,182,293	64,352	—
1290 VT High Yield Bond Portfolio	638,255	4,702,965	696,548	(115,976)	25	248,222	5,531,784	—	—
EQ/Core Bond Index Portfolio	402,611	2,953,990	782,667	(106,311)	34	35,693	3,666,073	—	—
EQ/Core Plus Bond Portfolio	1,620,588	4,196,988	1,504,911	(86,981)	(43)	34,179	5,649,054	—	—
EQ/Long-Term Bond Portfolio	588,091	3,991,521	169,911	(86,982)	72	150,365	4,224,887	—	—
EQ/PIMCO Ultra Short Bond Portfolio	274,162	2,368,842	314,394	(48,323)	(4)	66,101	2,701,010	—	—
EQ/Quality Bond PLUS Portfolio	475,382	3,167,085	533,790	(96,647)	19	38,383	3,642,630	—	—

Total		168,315,185	11,095,928	(7,345,864)	2,286	19,997,160	192,064,695	64,352	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,182,293	$188,882,402	$—	$192,064,695

Total Assets	$3,182,293	$188,882,402	$—	$192,064,695

Total Liabilities	$—	$—	$—	$—

Total	$3,182,293	$188,882,402	$—	$192,064,695

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,095,928
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,345,864

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,689,347
Aggregate gross unrealized depreciation	(5,131,605)

Net unrealized appreciation	$42,557,742

Federal income tax cost of investments in securities and derivative instruments, if applicable	$149,506,953

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $149,426,083)	$192,064,695
Receivable for securities sold	211,103
Receivable for Portfolio shares sold	61,842
Other assets	2,134

Total assets	192,339,774

LIABILITIES
Overdraft payable	166,086
Distribution fees payable – Class B	36,614
Administrative fees payable	19,802
Investment management fees payable	15,504
Payable for Portfolio shares repurchased	4,454
Accrued expenses	36,367

Total liabilities	278,827

NET ASSETS	$192,060,947

Net assets were comprised of:
Paid in capital	$147,133,674
Total distributable earnings (loss)	44,927,273

Net assets	$192,060,947

Class B
Net asset value, offering and redemption price per share, $181,451,276 / 13,179,935 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.77

Class K
Net asset value, offering and redemption price per share, $10,609,671 / 770,054 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.78

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023

(Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$64,352
Interest	2,092

Total income	66,444

EXPENSES
Distribution fees – Class B	210,831
Administrative fees	114,459
Investment management fees	89,506
Custodian fees	45,621
Professional fees	23,386
Printing and mailing expenses	11,112
Trustees’ fees	3,053
Miscellaneous	1,605

Total expenses	499,573

NET INVESTMENT INCOME (LOSS)	(433,129)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,286
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	19,997,160

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,999,446

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,566,317

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(433,129)	$2,111,807
Net realized gain (loss)	2,286	3,689,777
Net change in unrealized appreciation (depreciation)	19,997,160	(38,334,151)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,566,317	(32,532,567)

Distributions to shareholders:
Class B	—	(7,962,829)
Class K	—	(563,672)

Total distributions to shareholders	—	(8,526,501)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 842,809 and 1,596,702 shares, respectively ]	11,062,685	21,477,957
Capital shares issued in reinvestment of dividends and distributions [ 0 and 652,099 shares, respectively ]	—	7,962,829
Capital shares repurchased [ (467,545) and (862,182) shares, respectively]	(6,142,865)	(11,733,903)

Total Class B transactions	4,919,820	17,706,883

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 46,103 shares, respectively ]	—	563,672
Capital shares repurchased [ (50,488) and (122,088) shares, respectively]	(655,006)	(1,634,579)

Total Class K transactions	(655,006)	(1,070,907)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,264,814	16,635,976

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,831,131	(24,423,092)
NET ASSETS:
Beginning of period	168,229,816	192,652,908

End of period	$192,060,947	$168,229,816

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$12.35		$15.64		$14.03		$12.72		$10.69		$11.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.17		0.14		0.14		0.19		0.16
Net realized and unrealized gain (loss)	1.45		(2.80)		2.13		1.62		2.39		(1.10)

Total from investment operations	1.42		(2.63)		2.27		1.76		2.58		(0.94)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.29)		(0.19)		(0.19)		(0.18)
Distributions from net realized gains	—		(0.49)		(0.37)		(0.26)		(0.36)		(0.12)

Total dividends and distributions	—		(0.66)		(0.66)		(0.45)		(0.55)		(0.30)

Net asset value, end of period	$13.77		$12.35		$15.64		$14.03		$12.72		$10.69

Total return (b)	11.50%		(16.73)%		16.29%		14.07%		24.32%		(7.97)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$181,451		$158,103		$178,632		$143,119		$114,928		$82,506
Ratio of expenses to average net assets:
After waivers (a)(f)	0.57	%(j)	0.57	%(k)	0.56	%(o)	0.59	%(p)	0.60	%(p)	0.59	%(p)
Before waivers (a)(f)	0.57%		0.57%		0.56%		0.60%		0.62%		0.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		1.23%		0.93%		1.13%		1.56%		1.34%
Before waivers (a)(f)(x)	(0.50)%		1.23%		0.93%		1.11%		1.53%		1.29%
Portfolio turnover rate^	4	%(z)	7%		10%		12%		6%		8%

Class K	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$12.34		$15.64		$14.02		$12.71		$10.68		$11.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.18		0.17		0.14		0.19		0.16
Net realized and unrealized gain (loss)	1.46		(2.79)		2.15		1.65		2.42		(1.07)

Total from investment operations	1.44		(2.61)		2.32		1.79		2.61		(0.91)

Less distributions:
Dividends from net investment income	—		(0.20)		(0.33)		(0.22)		(0.22)		(0.21)
Distributions from net realized gains	—		(0.49)		(0.37)		(0.26)		(0.36)		(0.12)

Total dividends and distributions	—		(0.69)		(0.70)		(0.48)		(0.58)		(0.33)

Net asset value, end of period	$13.78		$12.34		$15.64		$14.02		$12.71		$10.68

Total return (b)	11.67%		(16.58)%		16.65%		14.33%		24.62%		(7.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,610		$10,127		$14,021		$12,916		$14,413		$13,597
Ratio of expenses to average net assets:
After waivers (a)(f)	0.32	%(j)	0.32	%(k)	0.31	%(o)	0.34	%(p)	0.35	%(p)	0.34	%(p)
Before waivers (a)(f)	0.32%		0.32%		0.31%		0.35%		0.37%		0.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.25)%		1.31%		1.12%		1.17%		1.56%		1.35%
Before waivers (a)(f)(x)	(0.25)%		1.31%		1.12%		1.15%		1.54%		1.30%
Portfolio turnover rate^	4	%(z)	7%		10%		12%		6%		8%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class B and 0.80% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.04% for Class B and 0.79% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class B and 0.78% for Class K.
(p)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2023
Equity	95.1%
Fixed Income	4.9

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2023
EQ/Equity 500 Index Portfolio	43.5%
EQ/International Equity Index Portfolio	14.3
EQ/Small Company Index Portfolio	12.1
EQ/MFS International Growth Portfolio	9.7
EQ/Emerging Markets Equity PLUS Portfolio	5.3
EQ/Value Equity Portfolio	4.5
Multimanager Aggressive Equity Portfolio	3.0
EQ/American Century Mid Cap Value Portfolio	1.5
1290 VT High Yield Bond Portfolio	1.5
EQ/Janus Enterprise Portfolio	1.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23
Class B
Actual	$1,000.00	$1,127.20	$3.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.73	3.10
Class K
Actual	1,000.00	1,128.70	1.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.97	1.85

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.62% and 0.37%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (95.2%)
EQ/American Century Mid Cap Value Portfolio‡	60,095	$1,327,568
EQ/Emerging Markets Equity PLUS Portfolio‡	533,931	4,623,261
EQ/Equity 500 Index Portfolio‡	569,747	37,853,044
EQ/International Equity Index Portfolio‡	1,187,401	12,487,108
EQ/Janus Enterprise Portfolio*‡	49,678	1,084,341
EQ/MFS International Growth Portfolio‡	1,125,103	8,485,362
EQ/Small Company Index Portfolio‡	982,972	10,515,324
EQ/Value Equity Portfolio‡	193,111	3,887,099
Multimanager Aggressive Equity Portfolio*‡	40,962	2,593,032

Total Equity		82,856,139

Fixed Income (4.8%)
1290 Diversified Bond Fund‡	52,797	466,193
1290 VT High Yield Bond Portfolio‡	151,678	1,314,601
EQ/Core Bond Index Portfolio‡	63,241	575,856
EQ/Core Plus Bond Portfolio‡	198,307	691,261
EQ/Long-Term Bond Portfolio‡	80,184	576,045
EQ/PIMCO Ultra Short Bond Portfolio‡	19,511	192,218
EQ/Quality Bond PLUS Portfolio‡	53,318	408,551

Total Fixed Income		4,224,725

Total Investments in Securities (100.0%) (Cost $79,063,377)		87,080,864
Other Assets Less Liabilities (0.0%)†		(12,038)

Net Assets (100%)		$87,068,826

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2023, were as follows:

Security Description	Shares at June 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	60,095	1,261,910	101,107	(71,543)	131	35,963	1,327,568	—	—
EQ/Emerging Markets Equity PLUS Portfolio	533,931	3,964,092	465,091	(53,098)	(10)	247,186	4,623,261	—	—
EQ/Equity 500 Index Portfolio	569,747	29,562,629	3,478,074	(397,083)	(74)	5,209,498	37,853,044	—	—
EQ/International Equity Index Portfolio	1,187,401	10,367,081	1,172,840	(473,900)	320	1,420,767	12,487,108	—	—
EQ/Janus Enterprise Portfolio*	49,678	895,246	80,885	(9,234)	(2)	117,446	1,084,341	—	—
EQ/MFS International Growth Portfolio	1,125,103	7,031,728	808,855	(257,345)	(18)	902,142	8,485,362	—	—
EQ/Small Company Index Portfolio	982,972	9,152,826	1,071,734	(482,357)	149	772,972	10,515,324	—	—
EQ/Value Equity Portfolio	193,111	3,277,379	363,984	(41,555)	1	287,290	3,887,099	—	—
Multimanager Aggressive Equity Portfolio*	40,962	1,890,312	242,656	(82,703)	117	542,650	2,593,032	—	—
Fixed Income
1290 Diversified Bond Fund	52,797	310,178	168,485	—	—	(12,470)	466,193	8,485	—
1290 VT High Yield Bond Portfolio	151,678	920,818	356,327	(13,852)	2	51,306	1,314,601	—	—
EQ/Core Bond Index Portfolio	63,241	419,657	160,885	(9,234)	2	4,546	575,856	—	—
EQ/Core Plus Bond Portfolio	198,307	424,592	270,442	(4,617)	1	843	691,261	—	—
EQ/Long-Term Bond Portfolio	80,184	478,916	85,665	(6,926)	—	18,390	576,045	—	—
EQ/PIMCO Ultra Short Bond Portfolio	19,511	142,799	44,999	—	—	4,420	192,218	—	—
EQ/Quality Bond PLUS Portfolio	53,318	202,840	205,001	—	—	710	408,551	—	—

Total		70,303,003	9,077,030	(1,903,447)	619	9,603,659	87,080,864	8,485	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$466,193	$86,614,671	$—	$87,080,864

Total Assets	$466,193	$86,614,671	$—	$87,080,864

Total Liabilities	$—	$—	$—	$—

Total	$466,193	$86,614,671	$—	$87,080,864

The Portfolio held no derivatives contracts during the six months ended June 30, 2023.

Investment security transactions for the six months ended June 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,077,030
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,903,447

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,131,852
Aggregate gross unrealized depreciation	(2,188,916)

Net unrealized appreciation	$7,942,936

Federal income tax cost of investments in securities and derivative instruments, if applicable	$79,137,928

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $79,063,377)	$87,080,864
Cash	37,898
Receivable for Portfolio shares sold	54,810
Other assets	1,212

Total assets	87,174,784

LIABILITIES
Payable for securities purchased	31,890
Distribution fees payable – Class B	17,358
Administrative fees payable	8,895
Investment management fees payable	6,421
Payable for Portfolio shares repurchased	5,316
Accrued expenses	36,078

Total liabilities	105,958

NET ASSETS	$87,068,826

Net assets were comprised of:
Paid in capital	$78,671,335
Total distributable earnings (loss)	8,397,491

Net assets	$87,068,826

Class B
Net asset value, offering and redemption price per share, $86,814,801 / 6,045,143 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.36

Class K
Net asset value, offering and redemption price per share, $254,025 / 17,661 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$8,485
Interest	1,514

Total income	9,999

EXPENSES
Distribution fees – Class B	97,035
Administrative fees	49,836
Investment management fees	38,972
Custodian fees	37,688
Professional fees	21,338
Printing and mailing expenses	6,991
Trustees’ fees	1,304
Miscellaneous	953

Gross expenses	254,117
Less: Waiver from investment manager	(13,238)

Net expenses	240,879

NET INVESTMENT INCOME (LOSS)	(230,880)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	619
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	9,603,659

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,604,278

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,373,398

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(230,880)	$728,546
Net realized gain (loss)	619	1,775,725
Net change in unrealized appreciation (depreciation)	9,603,659	(15,451,807)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,373,398	(12,947,536)

Distributions to shareholders:
Class B	—	(3,546,483)
Class K	—	(19,950)

Total distributions to shareholders	—	(3,566,433)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 734,876 and 1,197,420 shares, respectively ]	9,972,589	16,549,787
Capital shares issued in reinvestment of dividends and distributions [ 0 and 282,121 shares, respectively ]	—	3,546,482
Capital shares repurchased [ (179,610) and (325,166) shares, respectively]	(2,426,321)	(4,499,209)

Total Class B transactions	7,546,268	15,597,060

Class K
Capital shares sold [ 0 and 1 shares, respectively ]	—	20
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,584 shares, respectively ]	—	19,950
Capital shares repurchased [ (10,794) and (1,126) shares, respectively]	(146,755)	(16,712)

Total Class K transactions	(146,755)	3,258

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,399,513	15,600,318

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,772,911	(913,651)
NET ASSETS:
Beginning of period	70,295,915	71,209,566

End of period	$87,068,826	$70,295,915

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$12.74		$16.32		$14.24		$12.63		$10.10		$11.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.15		0.13		0.14		0.20		0.18
Net realized and unrealized gain (loss)	1.66		(3.03)		2.46		1.73		2.50		(1.16)

Total from investment operations	1.62		(2.88)		2.59		1.87		2.70		(0.98)

Less distributions:
Dividends from net investment income	—		(0.15)		(0.32)		(0.19)		(0.17)		(0.17)
Distributions from net realized gains	—		(0.55)		(0.19)		(0.07)		—		—

Total dividends and distributions	—		(0.70)		(0.51)		(0.26)		(0.17)		(0.17)

Net asset value, end of period	$14.36		$12.74		$16.32		$14.24		$12.63		$10.10

Total return (b)	12.72%		(17.56)%		18.30%		14.89%		26.75%		(8.74)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86,815		$69,933		$70,752		$248,268		$30,814		$15,557
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.62	%(j)	0.64	%(j)	0.66	%(k)(o)	0.59	%(j)	0.59	%(j)	0.58	%(j)
Before waivers and reimbursements (a)(f)	0.65%		0.67%		0.68%		0.82%		0.88%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.59)%		1.09%		0.82%		1.15%		1.68%		1.57%
Before waivers and reimbursements (a)(f)(x)	(0.63)%		1.06%		0.80%		0.92%		1.39%		1.10%
Portfolio turnover rate^	2	%(z)	5%		6%		8%		28%		4%

Class K	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$12.74		$16.33		$14.25		$12.63		$10.10		$11.26

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.17		0.12		0.12		(0.01)		0.16
Net realized and unrealized gain (loss)	1.66		(3.03)		2.51		1.79		2.74		(1.13)

Total from investment operations	1.64		(2.86)		2.63		1.91		2.73		(0.97)

Less distributions:
Dividends from net investment income	—		(0.18)		(0.36)		(0.22)		(0.20)		(0.19)
Distributions from net realized gains	—		(0.55)		(0.19)		(0.07)		—		—

Total dividends and distributions	—		(0.73)		(0.55)		(0.29)		(0.20)		(0.19)

Net asset value, end of period	$14.38		$12.74		$16.33		$14.25		$12.63		$10.10

Total return (b)	12.87%		(17.40)%		18.57%		15.21%		27.03%		(8.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$254		$363		$457		$602		$852		$6,515
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.37	%(j)	0.39	%(j)	0.41	%(k)(o)	0.34	%(j)	0.34	%(j)	0.33	%(j)
Before waivers and reimbursements (a)(f)	0.40%		0.42%		0.44%		0.58%		0.63%		0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.34)%		1.19%		0.75%		0.99%		(0.07)%		1.36%
Before waivers and reimbursements (a)(f)(x)	(0.38)%		1.16%		0.72%		0.75%		(0.37)%		0.89%
Portfolio turnover rate^	2	%(z)	5%		6%		8%		28%		4%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class B and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class B and Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Premier VIP Trust (the “Trust”), was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven diversified Portfolios (each, a “Portfolio” and together, the “Portfolios”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

Effective January 1, 2023, Equitable Investment Management, LLC (“EIM II”), became the administrator for the Trust and the Portfolios. The transfer of administration services to EIM II did not result in any change in the nature, scope or quality of the administration services being provided to the Trust and the Portfolios, or the personnel providing such services, and did not result in any change in the administration fees paid by the Portfolios.

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM. Each of the above referenced Portfolios are fund-of-funds. The underlying funds’ financial statements are included in the underlying funds’ annual reports, which are filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/ companysearch.html).

The EQ/Core Plus Bond Portfolio may utilize multiple investment sub-advisers (each, a “Sub- Adviser”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub- Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Portfolio.

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, or other affiliated or unaffiliated insurance companies, and to the Equitable Financial 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

EQ/Core Plus Bond Portfolio (sub-advised by AXA Investment Managers US Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P.) — Seeks to achieve high total return through a combination of current income and capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the fair value of the swap will be determined in good faith by the Trust’s Valuation Committee (as discussed below).

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of Trustees (the “Board”) of the Trust. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated EIM, the investment adviser to the Trust, as its valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the “Pricing Procedures”) approved by the Board. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

EIM has appointed Equitable Investment Management, LLC (the “Administrator”) to oversee the calculation of the net asset value (“NAV”) of the Portfolios and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Portfolios’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee may receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the market value or fair value, as applicable, of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain

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distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency assets and/or liabilities, if any, is presented within total distributable earnings (loss) in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Portfolios are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end and are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

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The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2022, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. For the Portfolios, the cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to capital loss carryforwards (EQ/Core Plus Bond) and conversion transactions (EQ/ Moderate-Plus Allocation and EQ/Aggressive Allocation). In addition, short- term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of distributions for the years ended December 31, 2022 and December 31, 2021 and the tax composition of undistributed ordinary income and undistributed long-term gains at December 31, 2022 are presented in the following table:

	Year Ended December 31, 2022		As of December 31, 2022		Year Ended December 31, 2021
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Conservative Allocation	$12,339,418	$31,699,415	$—	$3,878,881	$17,115,388	$36,752,202
EQ/Conservative-Plus Allocation	12,530,699	65,796,303	—	10,384,312	29,910,686	61,532,969
EQ/Moderate Allocation	75,505,542	462,107,352	—	72,433,161	231,626,540	386,627,581
EQ/Moderate-Plus Allocation	78,347,424	768,538,150	—	121,323,405	394,959,988	599,855,901
EQ/Aggressive Allocation	27,345,006	409,693,373	—	56,383,605	179,905,260	264,997,348
EQ/Core Plus Bond	20,126,587	574,709	4,172,090	—	16,753,023	2,407,190
Target 2015 Allocation	682,829	2,176,003	—	508,086	840,997	3,908,391
Target 2025 Allocation	2,479,036	10,865,266	—	2,637,998	3,721,135	11,610,109
Target 2035 Allocation	2,825,590	7,077,210	—	2,787,597	4,196,212	5,962,823
Target 2045 Allocation	2,274,922	6,251,579	—	2,800,376	3,597,864	4,225,831
Target 2055 Allocation	767,824	2,798,609	—	816,301	1,322,705	802,229

There was no Return of Capital for 2021 or 2022.

The following Portfolios utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Core Plus Bond	$—	$—	$39,148,781	$24,705,624
Target 2055 Allocation	506,454	—	131,484	—

A portion of EQ/Core Plus Bond and Target 2055 Allocation’s capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying

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risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or a board of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the six months ended June 30, 2023, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward foreign currency contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward foreign currency contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

The EQ/Core Plus Bond Portfolio may use interest rate swaps which involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange

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of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

The EQ/Core Plus Bond Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk.

Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

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Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

In connection with the adoption of Rule 18f-4 under the 1940 Act (the “Derivatives Rule” or “Rule 18f-4”), the SEC and its staff rescinded and withdrew applicable guidance and relief regarding the segregation of assets to cover derivatives transactions, effective as of August 19, 2022. On August 19, 2022, the Trust adopted and implemented a Derivatives Risk Management Program pursuant to Rule 18f-4 and Policies and Procedures for Limited Derivatives Users, in compliance with the Derivatives Rule. Accordingly, as of August 19, 2022, the Portfolios no longer segregate assets to cover derivatives transactions, as previously required and discussed above.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, equity, and credit risks.

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The market values of a Portfolio’s investments may decline due to factors that are specifically related to a particular company or issuer, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Portfolio’s investments may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as the COVID-19 pandemic, which has caused significant global market disruptions), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth.

The U.S. Federal Reserve (“Fed”) has invested or otherwise made available substantial amounts of money to keep credit flowing through short-term money markets and has signaled that it will continue to adjust its operations as appropriate to support short-term money markets. Amid these efforts, concerns about the markets’ dependence on the Fed’s provision of liquidity have grown. Policy changes by the U.S. government and/or the Fed and political events within the United States may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements.

Interest rates were unusually low in recent years in the United States and abroad, but the interest rate environment changed dramatically in 2022 as interest rates moved significantly higher. Aggressive stimulus measures in 2020 and 2021, rising demand for goods and services, tight labor markets, and supply chain disruptions contributed to a surge of inflation in many sectors of the U.S. and global economies. Due to concerns regarding high inflation, the U.S. Federal Reserve and many foreign governments and monetary authorities have raised interest rates and implemented other policy initiatives in an effort to control inflation, and they may continue to do so. It is difficult to

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predict accurately the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of any such further increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Rising interest rates may present a greater risk than has historically been the case due to the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives. As such, fixed-income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of a Portfolio’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

Prior to June 30, 2023, many debt securities, derivatives and other financial instruments utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations; however, LIBOR settings for all maturities and currencies ceased publication after June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that relied on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. While some LIBOR-based instruments may contemplate a scenario where LIBOR becomes unreliable or is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. In addition, the SOFR or other alternative reference or benchmark rate may be an ineffective substitute with respect to an existing or new investment or transaction, resulting in prolonged adverse market conditions for a Portfolio, which could negatively affect the Portfolio’s performance and/or net asset value.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact

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security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad- ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Portfolio has exposure to Russian investments or investments in countries affected by the invasion, the Portfolio’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Portfolio may have to counterparties in Russia or in countries affected by the invasion could negatively impact a Portfolio’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio beyond any direct exposure a Portfolio may have to Russian issuers or issuers in other countries affected by the invasion.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

Certain Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment management agreement (the “Management Agreement”) with EIM, which provides that the Adviser is responsible for: (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of each Portfolio’s investment program; (iii) assessing each Portfolio’s investment objectives and policies, composition, investment style and investment process; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to a Portfolio’s investment objectives and policies; (vii) coordinating and/or implementing strategic initiatives

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For the six months ended June 30, 2023, for its services under the Management Agreement, the Adviser was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%	0.0825%	0.0800%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800

	(as a percentage of average daily net assets)
Portfolio:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Core Plus Bond	0.6000%	0.5800%	0.5600%	0.5400%	0.5300%

With respect to the EQ/Core Plus Bond Portfolio, the Adviser has entered into an investment advisory agreement with each of the Sub-Advisers (“Sub-Advisory Agreements”). Each of the Sub-Advisory Agreements obligates the Sub-Advisers to: (i) continuously furnish investment programs for the Portfolio; (ii) place all orders for the purchase and sale of investments for the Portfolio with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolio, including the fees of the Sub-Advisers.

Indemnification of Trustees and Officers

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended June 30, 2023, the three trusts in the complex reimbursed EIM for $290,000 of the Chief Compliance Officer’s compensation, including $36,659 reimbursed by the Trust.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

Note 3	Administrative Fees

Pursuant to an administrative services agreement, the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator has access to the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. The Administrator may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, each EQ Allocation Portfolio, Target Allocation Portfolio and EQ/Core Plus Bond Portfolio pays the Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per Portfolio. The asset-based administration fee is equal to an annual rate of 0.140% on the first $60 billion of the aggregate average daily net assets of the EQ Allocation Portfolios, Target Allocation Portfolios, EQ/Core Plus Bond Portfolio and certain portfolios of EQAT; 0.110% on the next $20 billion; 0.0875% on the next $20 billion; 0.0775% on the next $20 billion; 0.0750% on the next $20 billion; 0.0725% thereafter.

Pursuant to a sub-administration arrangement with the Administrator, the Sub-Administrator assists the administrator in providing the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Portfolio securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Portfolios maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, a wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting the expenses of certain Portfolios (unless the Board consents to an earlier revision or termination of this arrangement), the Adviser and the Administrator have entered into an expense limitation agreement with the Trust through April 30, 2024 (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Adviser has agreed to make payments or waive management, administrative and other fees to limit the expenses of the Portfolios so that the annual operating expenses as a percentage of daily net assets for each

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Conservative Allocation	1.00%	1.00%	0.75%
EQ/Conservative-Plus Allocation	1.10	1.10	0.85
EQ/Moderate Allocation	1.15	1.15	0.90
EQ/Moderate-Plus Allocation	1.20	1.20	0.95
EQ/Aggressive Allocation	1.25	1.25	1.00
EQ/Core Plus Bond	0.93	0.93	0.68
Target 2015 Allocation	N/A	1.10	0.85
Target 2025 Allocation	N/A	1.10	0.85
Target 2035 Allocation	N/A	1.10	0.85
Target 2045 Allocation	N/A	1.10	0.85
Target 2055 Allocation	N/A	1.10	0.85

+	Includes amounts payable pursuant to Rule 12b-1.
N/A	The shares of the Portfolio class are not currently offered for sale.

The Adviser first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called Recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Adviser.

At June 30, 2023, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2023	2024	2025	2026	Total Eligible For Recoupment
EQ/Conservative Allocation	$294,979	$282,557	$305,671	$207,807	$1,091,014
EQ/Core Plus Bond	282,288	454,052	650,219	442,629	1,829,188
Target 2015 Allocation	55,324	94,567	108,007	61,379	319,277
Target 2025 Allocation	—	—	7,829	14,635	22,464
Target 2055 Allocation	36,282	18,386	21,368	13,238	89,274

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

Note 7	Percentage of Ownership by Affiliates

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of June 30, 2023.

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	8.48%	7.31%	38.16%	28.20%	3.63%
1290 VT Equity Income	0.72	1.70	13.14	26.30	14.67
1290 VT GAMCO Small Company Value	0.04	0.13	1.52	3.56	2.35
1290 VT High Yield Bond	3.40	2.88	15.02	10.96	1.51
1290 VT Micro Cap	1.22	2.87	24.55	45.05	20.51
1290 VT Small Cap Value	—	1.18	10.85	19.63	9.52
ATM Large Cap Managed Volatility	1.89	3.66	24.83	43.89	25.74
ATM Mid Cap Managed Volatility	5.14	8.13	32.40	35.95	18.38
ATM Small Cap Managed Volatility	0.54	2.34	23.28	49.00	24.83
ATM International Managed Volatility	0.82	2.64	26.63	44.05	25.87
EQ/AB Small Cap Growth	0.20	0.65	6.65	12.63	5.19
EQ/American Century Mid Cap Value	0.48	0.57	3.73	4.03	2.07
EQ/ClearBridge Select Equity Managed Volatility	1.24	2.27	16.53	26.61	16.32
EQ/Core Bond Index	2.37	1.76	8.72	6.12	0.73
EQ/Franklin Small Cap Value Managed Volatility	—	1.06	12.98	28.20	15.08
EQ/Global Equity Managed Volatility	0.23	0.71	7.08	11.90	7.08
EQ/Intermediate Government Bond	2.36	1.87	9.20	6.48	0.77
EQ/International Core Managed Volatility	0.21	0.65	6.57	10.94	5.98
EQ/International Equity Index	0.04	0.06	0.42	0.42	0.36
EQ/International Value Managed Volatility	0.37	1.15	11.56	19.35	10.21
EQ/Janus Enterprise	0.47	0.82	2.91	3.09	1.25
EQ/JPMorgan Value Opportunities	0.37	0.87	6.71	12.26	6.86
EQ/Large Cap Core Managed Volatility	0.52	0.96	6.98	13.29	8.16
EQ/Large Cap Growth Index	0.08	0.09	0.38	0.42	0.29
EQ/Large Cap Value Managed Volatility	0.14	0.31	2.36	4.71	2.80
EQ/Long-Term Bond	2.35	3.02	18.66	15.66	2.28
EQ/Loomis Sayles Growth	0.74	1.25	8.83	14.59	7.91
EQ/MFS International Growth	0.30	1.01	10.31	17.72	10.61
EQ/Morgan Stanley Small Cap Growth	0.49	1.58	15.72	30.41	13.89
EQ/PIMCO Ultra Short Bond	8.56	6.46	32.37	23.85	3.08
EQ/Quality Bond PLUS	3.13	2.93	15.55	11.29	1.33
EQ/T. Rowe Price Growth Stock	0.20	0.38	2.54	3.56	1.53
EQ/Value Equity	0.24	0.55	4.33	8.74	5.18
Multimanager Core Bond	6.95	6.25	32.59	24.13	3.09
1290 Diversified Bond Fund	4.69	3.99	20.84	15.40	1.98
EQ/Core Plus Bond	4.92	4.20	21.93	16.19	2.06

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2023 (Unaudited)

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	0.81%	2.76%	2.69%	1.51%	0.36%
EQ/American Century Mid Cap Value	0.08	0.71	0.61	0.70	0.22
EQ/Core Bond Index	0.06	0.17	0.14	0.07	0.01
EQ/Emerging Markets Equity PLUS	0.89	6.89	11.61	11.31	5.55
EQ/Equity 500 Index	0.05	0.44	0.88	0.94	0.45
EQ/International Equity Index	0.07	0.80	1.46	1.57	0.78
EQ/Janus Enterprise	0.09	0.41	0.42	0.30	0.08
EQ/Long-Term Bond	0.10	0.34	0.32	0.18	0.02
EQ/MFS International Growth	0.06	0.60	1.09	1.09	0.67
EQ/PIMCO Ultra Short Bond	0.24	0.74	0.60	0.33	0.02
EQ/Quality Bond PLUS	0.22	0.64	0.55	0.30	0.03
EQ/Small Company Index	0.04	0.62	1.43	1.51	0.81
EQ/Value Equity	0.03	0.18	0.32	0.37	0.26
Multimanager Aggressive Equity	0.04	0.17	0.21	0.21	0.18
1290 Diversified Bond Fund	0.58	1.43	0.96	0.48	0.07
EQ/Core Plus Bond	0.55	1.63	1.35	0.75	0.09

Shares of the EQ/Core Plus Bond Portfolio may be held as an underlying investment by the EQ/All Asset Growth Allocation Portfolio, a series of EQAT. The following table represents the percentage of ownership in net assets of the EQ/Core Plus Bond Portfolio held by the EQ/All Asset Growth Allocation Portfolio as of June 30, 2023.

Portfolio:	EQ/All Asset Growth Allocation
EQ/Core Plus Bond	2.91%

Note 8	Reorganization and Restructuring Transactions

The following transactions occurred during 2022:

After the close of business on November 11, 2022, EQ/Core Plus Bond Portfolio acquired the net assets of the EQ/Franklin Strategic Income Portfolio, a series of the EQ Advisors Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Core Plus Bond Portfolio issuing 24,388,475 Class B shares (valued at $83,049,176) in exchange for 9,520,210 Class IB shares EQ/Franklin Strategic Income Portfolio. Cash in the amount of $83,118,685 in addition to securities held by EQ/Franklin Strategic Income Portfolio which had a fair value of $1,753 at November 11, 2022, were the principal assets acquired by EQ/Core Plus Bond Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Core Plus Bond Portfolio were recorded at fair value. EQ/Franklin Strategic Income Portfolio’s net assets at the merger date of $83,049,176, were combined with those of EQ/Core Plus Bond Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/Core Plus Bond Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $22,509,456 and net realized and unrealized loss of $(130,559,058) resulting in a decrease in net assets from operations of $(108,049,602). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Franklin Strategic Income Portfolio that have been included in EQ/Core Plus Bond Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $628,158,576. Immediately after the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $711,207,752.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2023 (Unaudited)

Note 9	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2023, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

At a meeting held on July 18-19, 2023, the Board of Trustees of the EQ Premier VIP Trust approved a form of Agreement and Plan of Reorganization and Termination (“Reorganization Agreement”), which provides for the reorganization of each Portfolio of the Trust into a substantially identical, newly-created Portfolio of EQ Advisors Trust (each, a “Reorganization,” and collectively, the “Reorganizations”), as follows:

EQ Premier VIP Trust Acquired Portfolio	EQ Advisors Trust Acquiring Portfolio
EQ/Core Plus Bond Portfolio	EQ/Core Plus Bond Portfolio
EQ/Conservative Allocation Portfolio	EQ/Conservative Allocation Portfolio
EQ/Conservative-Plus Allocation Portfolio	EQ/Conservative-Plus Allocation Portfolio
EQ/Moderate Allocation Portfolio	EQ/Moderate Allocation Portfolio
EQ/Moderate-Plus Allocation Portfolio	EQ/Moderate-Plus Allocation Portfolio
EQ/Aggressive Allocation Portfolio	EQ/Aggressive Allocation Portfolio
Target 2015 Allocation Portfolio	Target 2015 Allocation Portfolio
Target 2025 Allocation Portfolio	Target 2025 Allocation Portfolio
Target 2035 Allocation Portfolio	Target 2035 Allocation Portfolio
Target 2045 Allocation Portfolio	Target 2045 Allocation Portfolio
Target 2055 Allocation Portfolio	Target 2055 Allocation Portfolio

Under the Reorganization Agreement, each Reorganization will involve the transfer of all of the assets of the Acquired Portfolio to the corresponding Acquiring Portfolio in exchange solely for Acquiring Portfolio shares having an aggregate net asset value equal to the Acquired Portfolio’s net assets; the Acquiring Portfolio’s assumption of all of the liabilities of the Acquired Portfolio; the distribution of Acquiring Portfolio shares to the shareholders of the Acquired Portfolio; and the complete termination of the Acquired Portfolio. EIM serves as the investment adviser for the Acquired Portfolios and the Acquiring Portfolios and will continue to serve as the investment adviser for the Acquiring Portfolios following the Reorganizations.

The Reorganization Agreement is subject to approval by the shareholders of the respective Acquired Portfolio. A special shareholder meeting of the Acquired Portfolios is anticipated to be held on or about October 23, 2023, to vote on the Reorganization Agreement. If shareholders approve the Reorganization Agreement, it is anticipated that the Reorganizations will occur in early November 2023.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of a substantial majority of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

A schedule of investments for each series of the Trust is included in each report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 30, 2023

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
August 30, 2023